MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.1%)
Activision Blizzard, Inc.	94,963	5,025,442
Alphabet, Inc. Cl A*	37,165	45,383,668
Alphabet, Inc. Cl C*	37,481	45,689,339
AT&T, Inc.	903,529	34,189,537
CBS Corp. Cl B	40,407	1,631,231
CenturyLink, Inc.	121,337	1,514,286
Charter Communications, Inc. Cl A*	20,035	8,256,824
Comcast Corp. Cl A	561,855	25,328,423
Discovery, Inc. Cl A*	19,610	522,214
Discovery, Inc. Cl C*	43,029	1,059,374
DISH Network Corp. Cl A*	29,864	1,017,467
Electronic Arts, Inc.*	36,386	3,559,278
Facebook, Inc. Cl A*	298,933	53,233,989
Fox Corp. Cl A	43,810	1,381,548
Fox Corp. Cl B	20,046	632,251
Interpublic Group of Cos., Inc.	47,914	1,033,026
Netflix, Inc.*	54,345	14,543,809
News Corp. Cl A	47,771	664,972
News Corp. Cl B	14,937	213,525
Omnicom Group, Inc.	26,908	2,106,896
Take-Two Interactive Software, Inc.*	14,025	1,757,893
T-Mobile US, Inc.*	39,274	3,093,613
TripAdvisor, Inc.*	13,048	504,697
Twitter, Inc.*	96,116	3,959,979
Verizon Communications, Inc.	511,639	30,882,530
Viacom, Inc. Cl B	43,755	1,051,433
Walt Disney Co.	223,152	29,081,169

		317,318,413

CONSUMER DISCRETIONARY (9.8%)
Advance Auto Parts, Inc.	8,838	1,461,805
Amazon.com, Inc.*	51,275	89,008,785
Aptiv PLC	31,715	2,772,525
AutoZone, Inc.*	3,034	3,290,737
Best Buy Co., Inc.	28,667	1,977,736
Booking Hldgs., Inc.*	5,261	10,325,291
BorgWarner, Inc.	25,500	935,340
Capri Hldgs. Ltd.*	18,689	619,727
CarMax, Inc.*	20,459	1,800,392
Carnival Corp.	49,523	2,164,650
Chipotle Mexican Grill, Inc. Cl A*	3,162	2,657,566
Darden Restaurants, Inc.	15,230	1,800,491
Dollar General Corp.	31,802	5,054,610
Dollar Tree, Inc.*	29,174	3,330,504
DR Horton, Inc.	41,625	2,194,054
eBay, Inc.	97,758	3,810,607
Expedia Group, Inc.	17,297	2,324,890
Ford Motor Co.	483,333	4,427,330
Gap, Inc.	26,362	457,644
Garmin Ltd.	17,948	1,520,016
General Motors Co.	155,391	5,824,055
Genuine Parts Co.	18,069	1,799,492
H&R Block, Inc.	24,792	585,587
Hanesbrands, Inc.	44,560	682,659
Harley-Davidson, Inc.	19,414	698,322

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Hasbro, Inc.	14,525	1,723,972
Hilton Worldwide Hldgs., Inc.	35,513	3,306,615
Home Depot, Inc.	135,582	31,457,736
Kohl’s Corp.	19,610	973,833
L Brands, Inc.	28,660	561,450
Leggett & Platt, Inc.	16,295	667,117
Lennar Corp. Cl A	35,195	1,965,641
LKQ Corp.*	38,003	1,195,194
Lowe’s Cos., Inc.	95,648	10,517,454
Macy’s, Inc.	38,058	591,421
Marriott International, Inc. Cl A	33,864	4,211,666
McDonald’s Corp.	94,108	20,205,929
MGM Resorts International	64,548	1,789,270
Mohawk Industries, Inc.*	7,433	922,212
Newell Brands, Inc.	47,177	883,153
NIKE, Inc. Cl B	155,142	14,570,937
Nordstrom, Inc.	13,140	442,424
Norwegian Cruise Line Hldgs. Ltd.*	26,665	1,380,447
NVR, Inc.*	427	1,587,308
O’Reilly Automotive, Inc.*	9,459	3,769,506
PulteGroup, Inc.	31,987	1,169,125
PVH Corp.	9,152	807,481
Ralph Lauren Corp. Cl A	6,384	609,480
Ross Stores, Inc.	45,139	4,958,519
Royal Caribbean Cruises Ltd.	21,228	2,299,629
Starbucks Corp.	148,497	13,130,105
Tapestry, Inc.	35,504	924,879
Target Corp.	63,297	6,767,082
Tiffany & Co.	13,425	1,243,558
TJX Cos., Inc.	149,423	8,328,838
Tractor Supply Co.	14,733	1,332,453
Ulta Beauty, Inc.*	7,280	1,824,732
Under Armour, Inc. Cl A*	23,265	463,904
Under Armour, Inc. Cl C*	24,064	436,280
VF Corp.	40,347	3,590,480
Whirlpool Corp.	7,868	1,245,977
Wynn Resorts Ltd.	12,007	1,305,401
Yum! Brands, Inc.	37,728	4,279,487

		308,965,510

CONSUMER STAPLES (7.4%)
Altria Group, Inc.	230,251	9,417,266
Archer-Daniels-Midland Co.	69,005	2,834,035
Brown-Forman Corp. Cl B	22,556	1,416,066
Campbell Soup Co.	20,871	979,267
Church & Dwight Co., Inc.	30,551	2,298,657
Clorox Co.	15,554	2,362,186
Coca-Cola Co.	476,127	25,920,354
Colgate-Palmolive Co.	106,020	7,793,530
Conagra Brands, Inc.	60,148	1,845,341
Constellation Brands, Inc. Cl A	20,673	4,285,099
Costco Wholesale Corp.	54,379	15,667,134
Coty, Inc. Cl A	36,511	383,731
Estee Lauder Cos., Inc. Cl A	27,397	5,450,633
General Mills, Inc.	74,565	4,110,023
Hershey Co.	18,414	2,853,986
Hormel Foods Corp.	34,387	1,503,744
JM Smucker Co.	14,079	1,548,972
Kellogg Co.	30,830	1,983,910
Kimberly-Clark Corp.	42,565	6,046,358

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Kraft Heinz Co.	76,607	2,140,017
Kroger Co.	98,683	2,544,048
Lamb Weston Hldgs., Inc.	17,970	1,306,778
McCormick & Co., Inc.	15,196	2,375,135
Molson Coors Brewing Co. Cl B	23,231	1,335,783
Mondelez International, Inc. Cl A	178,054	9,849,947
Monster Beverage Corp.*	47,863	2,778,926
PepsiCo, Inc.	172,944	23,710,622
Philip Morris International, Inc.	192,637	14,626,927
Procter & Gamble Co.	309,106	38,446,605
Sysco Corp.	63,426	5,036,024
Tyson Foods, Inc. Cl A	36,495	3,143,679
Walgreens Boots Alliance, Inc.	93,893	5,193,222
Walmart, Inc.	175,995	20,887,086

		232,075,091

ENERGY (4.4%)
Apache Corp.	46,282	1,184,819
Baker Hughes, a GE Co. Cl A	80,259	1,862,009
Cabot Oil & Gas Corp.	51,526	905,312
Chevron Corp.	234,827	27,850,482
Cimarex Energy Co.	12,551	601,695
Concho Resources, Inc.	24,845	1,686,976
ConocoPhillips	137,252	7,820,619
Devon Energy Corp.	49,874	1,199,969
Diamondback Energy, Inc.	20,209	1,816,991
EOG Resources, Inc.	71,721	5,323,133
Exxon Mobil Corp.	522,781	36,913,566
Halliburton Co.	108,210	2,039,758
Helmerich & Payne, Inc.	13,453	539,062
Hess Corp.	31,953	1,932,517
HollyFrontier Corp.	18,785	1,007,627
Kinder Morgan, Inc.	240,985	4,966,701
Marathon Oil Corp.	99,181	1,216,951
Marathon Petroleum Corp.	81,506	4,951,490
National Oilwell Varco, Inc.	47,599	1,009,099
Noble Energy, Inc.	59,181	1,329,205
Occidental Petroleum Corp.	110,543	4,915,847
ONEOK, Inc.	51,094	3,765,117
Phillips 66	55,493	5,682,483
Pioneer Natural Resources Co.	20,682	2,601,175
Schlumberger Ltd.	171,071	5,845,496
TechnipFMC PLC	51,697	1,247,965
Valero Energy Corp.	51,318	4,374,346
Williams Cos., Inc.	149,636	3,600,242

		138,190,652

FINANCIALS (12.6%)
Affiliated Managers Group, Inc.	6,240	520,104
Aflac, Inc.	91,704	4,797,953
Allstate Corp.	40,800	4,434,144
American Express Co.	84,203	9,959,531
American International Group, Inc.	107,783	6,003,513
Ameriprise Financial, Inc.	16,209	2,384,344
Aon PLC	29,176	5,647,598
Arthur J. Gallagher & Co.	23,028	2,062,618
Assurant, Inc.	7,569	952,332
Bank of America Corp.	1,036,527	30,235,493
Bank of New York Mellon Corp.	106,227	4,802,523
BB&T Corp.	94,832	5,061,184
Berkshire Hathaway, Inc. Cl B*	242,702	50,486,870

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

BlackRock, Inc. Cl A	14,528	6,474,258
Capital One Financial Corp.	58,141	5,289,668
Cboe Global Markets, Inc.	13,813	1,587,252
Charles Schwab Corp.	143,872	6,018,166
Chubb Ltd.	56,390	9,103,602
Cincinnati Financial Corp.	18,816	2,195,263
Citigroup, Inc.	279,264	19,291,557
Citizens Financial Group, Inc.	55,347	1,957,623
CME Group, Inc. Cl A	44,329	9,368,491
Comerica, Inc.	18,464	1,218,439
Discover Financial Svcs.	39,293	3,186,270
E*TRADE Financial Corp.	29,706	1,297,855
Everest Re Group Ltd.	5,045	1,342,424
Fifth Third Bancorp	90,479	2,477,315
First Republic Bank	20,864	2,017,549
Franklin Resources, Inc.	34,948	1,008,599
Globe Life, Inc.	12,432	1,190,488
Goldman Sachs Group, Inc.	40,104	8,310,752
Hartford Financial Svcs. Group, Inc.	44,787	2,714,540
Huntington Bancshares, Inc.	128,608	1,835,236
Intercontinental Exchange, Inc.	69,459	6,408,982
Invesco Ltd.	47,536	805,260
JPMorgan Chase & Co.	395,592	46,557,223
KeyCorp	124,251	2,216,638
Lincoln National Corp.	24,749	1,492,860
Loews Corp.	32,168	1,656,009
M&T Bank Corp.	16,525	2,610,454
MarketAxess Hldgs., Inc.	4,679	1,532,373
Marsh & McLennan Cos., Inc.	62,694	6,272,535
MetLife, Inc.	98,518	4,646,109
Moody’s Corp.	20,163	4,129,987
Morgan Stanley	155,676	6,642,695
MSCI, Inc. Cl A	10,514	2,289,424
Nasdaq, Inc.	14,301	1,420,804
Northern Trust Corp.	26,589	2,481,285
People’s United Financial, Inc.	49,429	772,823
PNC Financial Svcs. Group, Inc.	55,072	7,718,892
Principal Financial Group, Inc.	32,058	1,831,794
Progressive Corp.	72,229	5,579,690
Prudential Financial, Inc.	49,681	4,468,806
Raymond James Financial, Inc.	15,277	1,259,741
Regions Financial Corp.	123,670	1,956,459
S&P Global, Inc.	30,492	7,469,930
State Street Corp.	46,170	2,732,802
SunTrust Banks, Inc.	54,998	3,783,862
SVB Financial Group*	6,375	1,332,056
Synchrony Financial	75,415	2,570,897
T. Rowe Price Group, Inc.	29,127	3,327,760
Travelers Cos., Inc.	32,263	4,797,185
U.S. Bancorp	177,614	9,829,159
Unum Group	25,766	765,765
Wells Fargo & Co.	496,273	25,032,010
Willis Towers Watson PLC	15,962	3,080,187
Zions Bancorporation	21,912	975,522

		395,681,532

HEALTH CARE (13.3%)
Abbott Laboratories	218,850	18,311,179
AbbVie, Inc.	182,432	13,813,751
ABIOMED, Inc.*	5,619	999,564

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Agilent Technologies, Inc.	38,308	2,935,542
Alexion Pharmaceuticals, Inc.*	27,785	2,721,263
Align Technology, Inc.*	8,976	1,623,938
Allergan PLC	40,519	6,818,943
AmerisourceBergen Corp. Cl A	18,808	1,548,463
Amgen, Inc.	74,155	14,349,734
Anthem, Inc.	31,688	7,608,289
Baxter International, Inc.	63,395	5,545,161
Becton Dickinson & Co.	33,368	8,440,769
Biogen, Inc.*	22,801	5,308,529
Boston Scientific Corp.*	172,364	7,013,491
Bristol-Myers Squibb Co.	202,686	10,278,207
Cardinal Health, Inc.	36,815	1,737,300
Celgene Corp.*	87,698	8,708,411
Centene Corp.*	51,253	2,217,205
Cerner Corp.	39,460	2,689,988
Cigna Corp.	46,703	7,089,048
Cooper Cos., Inc.	6,137	1,822,689
CVS Health Corp.	160,873	10,146,260
Danaher Corp.	79,058	11,418,347
DaVita, Inc.*	12,035	686,837
DENTSPLY SIRONA, Inc.	27,740	1,478,819
Edwards Lifesciences Corp.*	25,782	5,669,720
Eli Lilly & Co.	105,099	11,753,221
Gilead Sciences, Inc.	156,736	9,933,928
HCA Healthcare, Inc.	32,956	3,968,562
Henry Schein, Inc.*	18,353	1,165,415
Hologic, Inc.*	33,063	1,669,351
Humana, Inc.	16,724	4,275,825
IDEXX Laboratories, Inc.*	10,675	2,902,853
Illumina, Inc.*	18,158	5,524,027
Incyte Corp.*	22,086	1,639,444
Intuitive Surgical, Inc.*	14,244	7,690,763
IQVIA Hldgs., Inc.*	22,575	3,372,253
Johnson & Johnson	326,424	42,232,737
Laboratory Corp. of America Hldgs.*	12,109	2,034,312
McKesson Corp.	22,907	3,130,471
Medtronic PLC	166,226	18,055,468
Merck & Co., Inc.	316,810	26,669,066
Mettler-Toledo International, Inc.*	3,050	2,148,420
Mylan NV*	63,660	1,259,195
Nektar Therapeutics Cl A*	21,672	394,755
PerkinElmer, Inc.	13,745	1,170,662
Perrigo Co. PLC	16,777	937,667
Pfizer, Inc.	683,603	24,561,856
Quest Diagnostics, Inc.	16,681	1,785,367
Regeneron Pharmaceuticals, Inc.*	9,973	2,766,510
ResMed, Inc.	17,794	2,404,147
Stryker Corp.	39,679	8,582,568
Teleflex, Inc.	5,729	1,946,428
Thermo Fisher Scientific, Inc.	49,662	14,465,051
UnitedHealth Group, Inc.	117,210	25,472,077
Universal Health Svcs., Inc. Cl B	10,062	1,496,723
Varian Medical Systems, Inc.*	11,270	1,342,144
Vertex Pharmaceuticals, Inc.*	31,900	5,404,498
Waters Corp.*	8,267	1,845,442
WellCare Health Plans, Inc.*	6,226	1,613,592
Zimmer Biomet Hldgs., Inc.	25,384	3,484,462
Zoetis, Inc. Cl A	59,111	7,364,639

		417,445,346

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

INDUSTRIALS (9.1%)
3M Co.	70,871	11,651,192
Alaska Air Group, Inc.	15,259	990,462
Allegion PLC	11,566	1,198,816
American Airlines Group, Inc.	49,113	1,324,578
AMETEK, Inc.	28,269	2,595,660
AO Smith Corp.	17,152	818,322
Arconic, Inc.	48,092	1,250,392
Boeing Co.	66,061	25,134,229
Caterpillar, Inc.	69,582	8,788,902
CH Robinson Worldwide, Inc.	16,740	1,419,217
Cintas Corp.	10,260	2,750,706
Copart, Inc.*	24,918	2,001,663
CSX Corp.	99,019	6,859,046
Cummins, Inc.	19,479	3,168,649
Deere & Co.	38,960	6,571,773
Delta Air Lines, Inc.	71,626	4,125,657
Dover Corp.	18,025	1,794,569
Eaton Corp. PLC	51,936	4,318,478
Emerson Electric Co.	76,166	5,092,459
Equifax, Inc.	14,988	2,108,362
Expeditors International of Washington, Inc.	21,155	1,571,605
Fastenal Co.	71,046	2,321,073
FedEx Corp.	29,675	4,319,790
Flowserve Corp.	16,187	756,095
Fortive Corp.	36,581	2,507,993
Fortune Brands Home & Security, Inc.	17,297	946,146
General Dynamics Corp.	28,974	5,294,419
General Electric Co.	1,078,576	9,642,470
Honeywell International, Inc.	88,975	15,054,570
Huntington Ingalls Industries, Inc.	5,127	1,085,847
IDEX Corp.	9,381	1,537,358
IHS Markit Ltd.*	51,696	3,457,428
Illinois Tool Works, Inc.	36,465	5,706,408
Ingersoll-Rand PLC	29,912	3,685,457
Jacobs Engineering Group, Inc.	16,758	1,533,357
JB Hunt Transport Svcs., Inc.	10,580	1,170,677
Johnson Controls International PLC	98,560	4,325,798
Kansas City Southern	12,477	1,659,566
L-3 Harris Technologies, Inc.	27,591	5,756,586
Lockheed Martin Corp.	30,764	11,999,806
Masco Corp.	35,797	1,492,019
Nielsen Hldgs. PLC	44,062	936,317
Norfolk Southern Corp.	32,571	5,851,706
Northrop Grumman Corp.	19,508	7,311,403
PACCAR, Inc.	42,784	2,995,308
Parker-Hannifin Corp.	15,890	2,869,893
Pentair PLC	20,792	785,938
Quanta Svcs., Inc.	17,546	663,239
Raytheon Co.	34,502	6,768,948
Republic Svcs., Inc. Cl A	26,161	2,264,234
Robert Half International, Inc.	14,501	807,126
Rockwell Automation, Inc.	14,494	2,388,611
Rollins, Inc.	17,443	594,283
Roper Technologies, Inc.	12,868	4,588,729
Snap-on, Inc.	6,817	1,067,133
Southwest Airlines Co.	59,927	3,236,657
Stanley Black & Decker, Inc.	18,799	2,714,764

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Textron, Inc.	28,521	1,396,388
TransDigm Group, Inc.	6,151	3,202,641
Union Pacific Corp.	87,225	14,128,705
United Airlines Hldgs., Inc.*	27,427	2,424,821
United Parcel Svc., Inc. Cl B	86,402	10,352,688
United Rentals, Inc.*	9,569	1,192,680
United Technologies Corp.	100,617	13,736,233
Verisk Analytics, Inc. Cl A	20,261	3,204,075
Wabtec Corp.	22,464	1,614,263
Waste Management, Inc.	48,296	5,554,040
WW Grainger, Inc.	5,480	1,628,382
Xylem, Inc.	22,273	1,773,376

		285,840,181

INFORMATION TECHNOLOGY (21.4%)
Accenture PLC Cl A	78,863	15,169,298
Adobe, Inc.*	60,076	16,595,995
Advanced Micro Devices, Inc.*	134,856	3,909,475
Akamai Technologies, Inc.*	20,451	1,868,812
Alliance Data Systems Corp.	5,068	649,363
Amphenol Corp. Cl A	36,825	3,553,612
Analog Devices, Inc.	45,706	5,106,731
ANSYS, Inc.*	10,426	2,307,900
Apple, Inc.	527,030	118,038,909
Applied Materials, Inc.	114,604	5,718,740
Arista Networks, Inc.*	6,737	1,609,604
Autodesk, Inc.*	27,239	4,023,200
Automatic Data Processing, Inc.	53,765	8,678,746
Broadcom, Inc.	49,289	13,607,214
Broadridge Financial Solutions, Inc.	14,149	1,760,560
Cadence Design Systems, Inc.*	34,802	2,299,716
CDW Corp.	17,956	2,212,898
Cisco Systems, Inc.	525,825	25,981,013
Citrix Systems, Inc.	15,160	1,463,243
Cognizant Technology Solutions Corp. Cl A	68,365	4,120,017
Corning, Inc.	96,709	2,758,141
DXC Technology Co.	32,409	956,065
F5 Networks, Inc.*	7,424	1,042,478
Fidelity National Information Svcs., Inc.	75,939	10,081,662
Fiserv, Inc.*	70,723	7,326,196
FleetCor Technologies, Inc.*	10,729	3,076,863
FLIR Systems, Inc.	16,759	881,356
Fortinet, Inc.*	17,631	1,353,356
Gartner, Inc.*	11,151	1,594,481
Global Payments, Inc.	37,302	5,931,018
Hewlett Packard Enterprise Co.	161,499	2,449,940
HP, Inc.	183,772	3,476,966
Intel Corp.	548,215	28,249,519
International Business Machines Corp.	109,645	15,944,576
Intuit, Inc.	32,229	8,570,980
IPG Photonics Corp.*	4,427	600,301
Jack Henry & Associates, Inc.	9,552	1,394,305
Juniper Networks, Inc.	42,836	1,060,191
Keysight Technologies, Inc.*	23,265	2,262,521
KLA Corp.	19,854	3,165,720
Lam Research Corp.	17,975	4,154,202
Leidos Hldgs., Inc.	16,754	1,438,834
Mastercard, Inc. Cl A	110,630	30,043,789
Maxim Integrated Products, Inc.	33,595	1,945,487
Microchip Technology, Inc.	29,515	2,742,239

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Micron Technology, Inc.*	137,048	5,872,507
Microsoft Corp.	946,923	131,650,705
Motorola Solutions, Inc.	20,496	3,492,724
NetApp, Inc.	29,495	1,548,782
NVIDIA Corp.	75,501	13,142,459
Oracle Corp.	271,678	14,950,440
Paychex, Inc.	39,571	3,275,292
PayPal Hldgs., Inc.*	145,798	15,103,215
Qorvo, Inc.*	14,559	1,079,404
QUALCOMM, Inc.	150,864	11,507,906
Salesforce.com, Inc.*	108,561	16,114,795
Seagate Technology PLC	29,374	1,580,028
Skyworks Solutions, Inc.	21,175	1,678,119
Symantec Corp.	70,352	1,662,418
Synopsys, Inc.*	18,621	2,555,732
TE Connectivity Ltd.	41,617	3,877,872
Texas Instruments, Inc.	115,642	14,945,572
VeriSign, Inc.*	12,927	2,438,420
Visa, Inc. Cl A	213,926	36,797,411
Western Digital Corp.	36,782	2,193,679
Western Union Co.	52,407	1,214,270
Xerox Hldgs. Corp.	23,674	708,089
Xilinx, Inc.	31,199	2,991,984

		671,558,055

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	27,312	6,059,440
Albemarle Corp.	13,140	913,493
Amcor PLC	201,300	1,962,675
Avery Dennison Corp.	10,412	1,182,491
Ball Corp.	41,165	2,997,224
Celanese Corp. Cl A	15,345	1,876,540
CF Industries Hldgs., Inc.	26,995	1,328,154
Corteva, Inc.	92,885	2,600,780
Dow, Inc.	91,988	4,383,228
DuPont de Nemours, Inc.	92,414	6,590,043
Eastman Chemical Co.	16,939	1,250,606
Ecolab, Inc.	31,068	6,152,707
FMC Corp.	16,196	1,420,065
Freeport-McMoRan, Inc.	180,129	1,723,835
International Flavors & Fragrances, Inc.	13,167	1,615,459
International Paper Co.	48,546	2,030,194
Linde PLC	67,120	13,002,486
LyondellBasell Industries NV Cl A	31,986	2,861,788
Martin Marietta Materials, Inc.	7,739	2,121,260
Mosaic Co.	43,845	898,823
Newmont Goldcorp Corp.	101,252	3,839,476
Nucor Corp.	37,495	1,908,870
Packaging Corp. of America	11,706	1,242,007
PPG Industries, Inc.	29,247	3,466,062
Sealed Air Corp.	19,158	795,248
Sherwin-Williams Co.	10,192	5,604,275
Vulcan Materials Co.	16,415	2,482,604
WestRock Co.	31,719	1,156,157

		83,465,990

REAL ESTATE (3.1%)
Alexandria Real Estate Equities, Inc.	14,016	2,159,025
American Tower Corp.	54,922	12,144,902
Apartment Investment & Management Co. Cl A	18,390	958,855
AvalonBay Communities, Inc.	17,274	3,719,610

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Boston Properties, Inc.	17,752	2,301,724
CBRE Group, Inc. Cl A*	41,691	2,210,040
Crown Castle International Corp.	51,610	7,174,306
Digital Realty Trust, Inc.	25,775	3,345,853
Duke Realty Corp.	44,722	1,519,206
Equinix, Inc.	10,524	6,070,243
Equity Residential	43,128	3,720,221
Essex Property Trust, Inc.	8,124	2,653,705
Extra Space Storage, Inc.	15,908	1,858,373
Federal Realty Investment Trust	8,602	1,171,076
HCP, Inc.	60,705	2,162,919
Host Hotels & Resorts, Inc.	90,146	1,558,624
Iron Mountain, Inc.	35,474	1,149,003
Kimco Realty Corp.	52,091	1,087,660
Macerich Co.	13,539	427,697
Mid-America Apartment Communities, Inc.	14,079	1,830,411
Prologis, Inc.	78,044	6,650,910
Public Storage	18,587	4,558,833
Realty Income Corp.	39,309	3,014,214
Regency Centers Corp.	20,677	1,436,845
SBA Communications Corp. Cl A	14,044	3,386,711
Simon Property Group, Inc.	37,921	5,902,404
SL Green Realty Corp.	10,143	829,190
UDR, Inc.	36,158	1,752,940
Ventas, Inc.	46,057	3,363,543
Vornado Realty Trust	19,562	1,245,513
Welltower, Inc.	50,048	4,536,851
Weyerhaeuser Co.	92,022	2,549,009

		98,450,416

UTILITIES (3.5%)
AES Corp.	82,037	1,340,485
Alliant Energy Corp.	29,410	1,586,081
Ameren Corp.	30,450	2,437,523
American Electric Power Co., Inc.	61,145	5,728,675
American Water Works Co., Inc.	22,327	2,773,683
Atmos Energy Corp.	14,630	1,666,211
CenterPoint Energy, Inc.	62,162	1,876,049
CMS Energy Corp.	35,110	2,245,285
Consolidated Edison, Inc.	41,098	3,882,528
Dominion Energy, Inc.	101,681	8,240,228
DTE Energy Co.	22,678	3,015,267
Duke Energy Corp.	90,088	8,635,836
Edison International	44,206	3,334,017
Entergy Corp.	24,606	2,887,760
Evergy, Inc.	29,146	1,939,958
Eversource Energy	40,035	3,421,791
Exelon Corp.	120,152	5,804,543
FirstEnergy Corp.	66,943	3,228,661
NextEra Energy, Inc.	60,439	14,081,683
NiSource, Inc.	46,174	1,381,526
NRG Energy, Inc.	31,294	1,239,242
Pinnacle West Capital Corp.	13,905	1,349,758
PPL Corp.	89,341	2,813,348
Public Svc. Enterprise Group, Inc.	62,535	3,882,173
Sempra Energy	33,974	5,014,902
Southern Co.	129,214	7,981,549
WEC Energy Group, Inc.	39,043	3,712,989
Xcel Energy, Inc.	64,854	4,208,376

		109,710,127

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,719,259,676) 97.4%		3,058,701,313

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	1.87	11/19/19	17,600,000	17,555,431
U.S. Treasury Bill	A-1+	1.93	11/05/19	4,400,000	4,391,752
U.S. Treasury Bill	A-1+	1.93	12/12/19	17,750,000	17,686,928
U.S. Treasury Bill (1)	A-1+	2.04	10/17/19	15,000,000	14,986,448

					54,620,559

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	1.50	10/01/19	7,100,000	7,100,000

COMMERCIAL PAPER (0.5%)
Chevron Corp.†	A-1+	1.93	10/17/19	10,000,000	9,991,422
United Parcel Svc., Inc.†	A-1	1.75	10/01/19	5,000,000	5,000,000

					14,991,422

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $76,706,999) 2.5%					76,711,981

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.15	10/01/19	40,409	40,409

TOTAL TEMPORARY CASH INVESTMENT (Cost: $40,409) 0.0% (2)					40,409

TOTAL INVESTMENTS (Cost: $1,796,007,084) 99.9%					3,135,453,703

OTHER NET ASSETS 0.1%					3,657,960

NET ASSETS 100.0%					$3,139,111,663

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.5%)
Activision Blizzard, Inc.	4,889	258,726
Alphabet, Inc. Cl A*	1,913	2,336,041
Alphabet, Inc. Cl C*	1,930	2,352,670
AT&T, Inc.	46,518	1,760,241
CBS Corp. Cl B	2,081	84,010
CenturyLink, Inc.	6,247	77,963
Charter Communications, Inc. Cl A*	1,032	425,308
Comcast Corp. Cl A	28,927	1,304,029
Discovery, Inc. Cl A*	1,009	26,870
Discovery, Inc. Cl C*	2,216	54,558
DISH Network Corp. Cl A*	1,537	52,365
Electronic Arts, Inc.*	1,874	183,315
Facebook, Inc. Cl A*	15,390	2,740,651
Fox Corp. Cl A	2,255	71,112
Fox Corp. Cl B	1,032	32,549
Interpublic Group of Cos., Inc.	2,466	53,167
Netflix, Inc.*	2,797	748,533
News Corp. Cl A	2,459	34,229
News Corp. Cl B	770	11,007
Omnicom Group, Inc.	1,386	108,524
Take-Two Interactive Software, Inc.*	722	90,495
T-Mobile US, Inc.*	2,022	159,273
TripAdvisor, Inc.*	671	25,954
Twitter, Inc.*	4,948	203,858
Verizon Communications, Inc.	26,341	1,589,943
Viacom, Inc. Cl B	2,252	54,116
Walt Disney Co.	11,489	1,497,246

		16,336,753

CONSUMER DISCRETIONARY (5.4%)
Advance Auto Parts, Inc.	456	75,422
Amazon.com, Inc.*	2,639	4,581,067
Aptiv PLC	1,633	142,757
AutoZone, Inc.*	156	169,201
Best Buy Co., Inc.	1,475	101,760
Booking Hldgs., Inc.*	271	531,867
BorgWarner, Inc.	1,313	48,161
Capri Hldgs. Ltd.*	962	31,900
CarMax, Inc.*	1,054	92,752
Carnival Corp.	2,549	111,417
Chipotle Mexican Grill, Inc. Cl A*	162	136,156
Darden Restaurants, Inc.	784	92,685
Dollar General Corp.	1,638	260,344
Dollar Tree, Inc.*	1,502	171,468
DR Horton, Inc.	2,144	113,010
eBay, Inc.	5,034	196,225
Expedia Group, Inc.	890	119,625
Ford Motor Co.	24,884	227,937
Gap, Inc.	1,357	23,558
Garmin Ltd.	924	78,253
General Motors Co.	8,001	299,878
Genuine Parts Co.	930	92,619
H&R Block, Inc.	1,277	30,163
Hanesbrands, Inc.	2,295	35,159
Harley-Davidson, Inc.	1,000	35,970
Hasbro, Inc.	747	88,661
Hilton Worldwide Hldgs., Inc.	1,829	170,298
Home Depot, Inc.	6,981	1,619,732
Kohl’s Corp.	1,010	50,157
L Brands, Inc.	1,475	28,895

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Leggett & Platt, Inc.	838	34,308
Lennar Corp. Cl A	1,811	101,144
LKQ Corp.*	1,957	61,547
Lowe’s Cos., Inc.	4,925	541,553
Macy’s, Inc.	1,960	30,458
Marriott International, Inc. Cl A	1,744	216,901
McDonald’s Corp.	4,846	1,040,485
MGM Resorts International	3,323	92,114
Mohawk Industries, Inc.*	383	47,519
Newell Brands, Inc.	2,429	45,471
NIKE, Inc. Cl B	7,987	750,139
Nordstrom, Inc.	676	22,761
Norwegian Cruise Line Hldgs. Ltd.*	1,372	71,028
NVR, Inc.*	22	81,782
O’Reilly Automotive, Inc.*	487	194,074
PulteGroup, Inc.	1,646	60,161
PVH Corp.	472	41,645
Ralph Lauren Corp. Cl A	329	31,410
Ross Stores, Inc.	2,324	255,292
Royal Caribbean Cruises Ltd.	1,092	118,296
Starbucks Corp.	7,646	676,059
Tapestry, Inc.	1,828	47,619
Target Corp.	3,258	348,313
Tiffany & Co.	691	64,007
TJX Cos., Inc.	7,694	428,864
Tractor Supply Co.	759	68,644
Ulta Beauty, Inc.*	374	93,743
Under Armour, Inc. Cl A*	1,197	23,868
Under Armour, Inc. Cl C*	1,238	22,445
VF Corp.	2,077	184,832
Whirlpool Corp.	405	64,136
Wynn Resorts Ltd.	618	67,189
Yum! Brands, Inc.	1,942	220,281

		15,905,185

CONSUMER STAPLES (4.0%)
Altria Group, Inc.	11,855	484,869
Archer-Daniels-Midland Co.	3,553	145,922
Brown-Forman Corp. Cl B	1,161	72,888
Campbell Soup Co.	1,075	50,439
Church & Dwight Co., Inc.	1,572	118,277
Clorox Co.	801	121,648
Coca-Cola Co.	24,513	1,334,488
Colgate-Palmolive Co.	5,458	401,218
Conagra Brands, Inc.	3,096	94,985
Constellation Brands, Inc. Cl A	1,064	220,546
Costco Wholesale Corp.	2,799	806,420
Coty, Inc. Cl A	1,880	19,759
Estee Lauder Cos., Inc. Cl A	1,410	280,519
General Mills, Inc.	3,839	211,606
Hershey Co.	948	146,931
Hormel Foods Corp.	1,770	77,402
JM Smucker Co.	724	79,654
Kellogg Co.	1,587	102,123
Kimberly-Clark Corp.	2,191	311,231
Kraft Heinz Co.	3,945	110,204
Kroger Co.	5,081	130,988
Lamb Weston Hldgs., Inc.	926	67,339
McCormick & Co., Inc.	782	122,227
Molson Coors Brewing Co. Cl B	1,196	68,770
Mondelez International, Inc. Cl A	9,167	507,118
Monster Beverage Corp.*	2,465	143,118
PepsiCo, Inc.	8,904	1,220,738
Philip Morris International, Inc.	9,917	752,998

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Procter & Gamble Co.	15,915	1,979,508
Sysco Corp.	3,265	259,241
Tyson Foods, Inc. Cl A	1,878	161,771
Walgreens Boots Alliance, Inc.	4,835	267,424
Walmart, Inc.	9,061	1,075,359

		11,947,728

ENERGY (2.4%)
Apache Corp.	2,383	61,005
Baker Hughes, a GE Co. Cl A	4,131	95,839
Cabot Oil & Gas Corp.	2,653	46,613
Chevron Corp.	12,091	1,433,993
Cimarex Energy Co.	646	30,969
Concho Resources, Inc.	1,279	86,844
ConocoPhillips	7,067	402,678
Devon Energy Corp.	2,568	61,786
Diamondback Energy, Inc.	1,040	93,506
EOG Resources, Inc.	3,693	274,094
Exxon Mobil Corp.	26,915	1,900,468
Halliburton Co.	5,571	105,013
Helmerich & Payne, Inc.	693	27,769
Hess Corp.	1,645	99,490
HollyFrontier Corp.	968	51,924
Kinder Morgan, Inc.	12,407	255,708
Marathon Oil Corp.	5,107	62,663
Marathon Petroleum Corp.	4,197	254,968
National Oilwell Varco, Inc.	2,451	51,961
Noble Energy, Inc.	3,046	68,413
Occidental Petroleum Corp.	5,692	253,123
ONEOK, Inc.	2,630	193,805
Phillips 66	2,857	292,557
Pioneer Natural Resources Co.	1,065	133,945
Schlumberger Ltd.	8,807	300,935
TechnipFMC PLC	2,662	64,261
Valero Energy Corp.	2,643	225,289
Williams Cos., Inc.	7,704	185,358

		7,114,977

FINANCIALS (6.9%)
Affiliated Managers Group, Inc.	322	26,839
Aflac, Inc.	4,722	247,055
Allstate Corp.	2,101	228,337
American Express Co.	4,336	512,862
American International Group, Inc.	5,549	309,079
Ameriprise Financial, Inc.	835	122,828
Aon PLC	1,503	290,936
Arthur J. Gallagher & Co.	1,185	106,141
Assurant, Inc.	390	49,070
Bank of America Corp.	53,366	1,556,686
Bank of New York Mellon Corp.	5,470	247,299
BB&T Corp.	4,882	260,552
Berkshire Hathaway, Inc. Cl B*	12,495	2,599,209
BlackRock, Inc. Cl A	748	333,339
Capital One Financial Corp.	2,993	272,303
Cboe Global Markets, Inc.	711	81,701
Charles Schwab Corp.	7,408	309,877
Chubb Ltd.	2,904	468,822
Cincinnati Financial Corp.	968	112,937
Citigroup, Inc.	14,378	993,232
Citizens Financial Group, Inc.	2,850	100,805
CME Group, Inc. Cl A	2,282	482,278
Comerica, Inc.	951	62,757
Discover Financial Svcs.	2,023	164,045
E*TRADE Financial Corp.	1,530	66,846
Everest Re Group Ltd.	259	68,917

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Fifth Third Bancorp	4,658	127,536
First Republic Bank	1,074	103,856
Franklin Resources, Inc.	1,800	51,948
Globe Life, Inc.	641	61,382
Goldman Sachs Group, Inc.	2,065	427,930
Hartford Financial Svcs. Group, Inc.	2,305	139,706
Huntington Bancshares, Inc.	6,622	94,496
Intercontinental Exchange, Inc.	3,577	330,050
Invesco Ltd.	2,448	41,469
JPMorgan Chase & Co.	20,368	2,397,110
KeyCorp	6,398	114,140
Lincoln National Corp.	1,275	76,908
Loews Corp.	1,657	85,302
M&T Bank Corp.	851	134,433
MarketAxess Hldgs., Inc.	240	78,600
Marsh & McLennan Cos., Inc.	3,228	322,961
MetLife, Inc.	5,073	239,243
Moody’s Corp.	1,039	212,818
Morgan Stanley	8,015	342,000
MSCI, Inc. Cl A	541	117,803
Nasdaq, Inc.	736	73,121
Northern Trust Corp.	1,369	127,755
People’s United Financial, Inc.	2,544	39,775
PNC Financial Svcs. Group, Inc.	2,836	397,494
Principal Financial Group, Inc.	1,650	94,281
Progressive Corp.	3,718	287,216
Prudential Financial, Inc.	2,558	230,092
Raymond James Financial, Inc.	787	64,896
Regions Financial Corp.	6,368	100,742
S&P Global, Inc.	1,569	384,373
State Street Corp.	2,377	140,695
SunTrust Banks, Inc.	2,831	194,773
SVB Financial Group*	329	68,745
Synchrony Financial	3,883	132,372
T. Rowe Price Group, Inc.	1,500	171,375
Travelers Cos., Inc.	1,661	246,974
U.S. Bancorp	9,145	506,084
Unum Group	1,327	39,438
Wells Fargo & Co.	25,551	1,288,792
Willis Towers Watson PLC	821	158,428
Zions Bancorporation	1,129	50,263

		20,372,127

HEALTH CARE (7.3%)
Abbott Laboratories	11,267	942,710
AbbVie, Inc.	9,393	711,238
ABIOMED, Inc.*	289	51,410
Agilent Technologies, Inc.	1,973	151,191
Alexion Pharmaceuticals, Inc.*	1,430	140,054
Align Technology, Inc.*	462	83,585
Allergan PLC	2,086	351,053
AmerisourceBergen Corp. Cl A	969	79,778
Amgen, Inc.	3,818	738,821
Anthem, Inc.	1,631	391,603
Baxter International, Inc.	3,263	285,415
Becton Dickinson & Co.	1,717	434,332
Biogen, Inc.*	1,174	273,331
Boston Scientific Corp.*	8,874	361,083
Bristol-Myers Squibb Co.	10,435	529,159
Cardinal Health, Inc.	1,895	89,425
Celgene Corp.*	4,515	448,339
Centene Corp.*	2,638	114,120
Cerner Corp.	2,032	138,521
Cigna Corp.	2,405	365,055

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Cooper Cos., Inc.	315	93,555
CVS Health Corp.	8,282	522,346
Danaher Corp.	4,070	587,830
DaVita, Inc.*	620	35,383
DENTSPLY SIRONA, Inc.	1,429	76,180
Edwards Lifesciences Corp.*	1,327	291,821
Eli Lilly & Co.	5,411	605,112
Gilead Sciences, Inc.	8,070	511,477
HCA Healthcare, Inc.	1,696	204,232
Henry Schein, Inc.*	945	60,008
Hologic, Inc.*	1,703	85,984
Humana, Inc.	861	220,132
IDEXX Laboratories, Inc.*	549	149,289
Illumina, Inc.*	934	284,141
Incyte Corp.*	1,137	84,400
Intuitive Surgical, Inc.*	734	396,309
IQVIA Hldgs., Inc.*	1,162	173,580
Johnson & Johnson	16,806	2,174,360
Laboratory Corp. of America Hldgs.*	624	104,832
McKesson Corp.	1,180	161,259
Medtronic PLC	8,558	929,570
Merck & Co., Inc.	16,311	1,373,060
Mettler-Toledo International, Inc.*	157	110,591
Mylan NV*	3,277	64,819
Nektar Therapeutics Cl A*	1,115	20,310
PerkinElmer, Inc.	707	60,215
Perrigo Co. PLC	863	48,233
Pfizer, Inc.	35,196	1,264,592
Quest Diagnostics, Inc.	858	91,832
Regeneron Pharmaceuticals, Inc.*	513	142,306
ResMed, Inc.	916	123,761
Stryker Corp.	2,042	441,685
Teleflex, Inc.	294	99,886
Thermo Fisher Scientific, Inc.	2,556	744,486
UnitedHealth Group, Inc.	6,035	1,311,526
Universal Health Svcs., Inc. Cl B	519	77,201
Varian Medical Systems, Inc.*	580	69,072
Vertex Pharmaceuticals, Inc.*	1,642	278,188
Waters Corp.*	426	95,096
WellCare Health Plans, Inc.*	320	82,934
Zimmer Biomet Hldgs., Inc.	1,306	179,275
Zoetis, Inc. Cl A	3,043	379,128

		21,490,219

INDUSTRIALS (5.0%)
3M Co.	3,649	599,896
Alaska Air Group, Inc.	785	50,954
Allegion PLC	596	61,775
American Airlines Group, Inc.	2,528	68,180
AMETEK, Inc.	1,455	133,598
AO Smith Corp.	884	42,176
Arconic, Inc.	2,477	64,402
Boeing Co.	3,401	1,293,979
Caterpillar, Inc.	3,583	452,569
CH Robinson Worldwide, Inc.	862	73,080
Cintas Corp.	529	141,825
Copart, Inc.*	1,282	102,983
CSX Corp.	5,098	353,139
Cummins, Inc.	1,002	162,995
Deere & Co.	2,006	338,372
Delta Air Lines, Inc.	3,688	212,429
Dover Corp.	928	92,392
Eaton Corp. PLC	2,674	222,343
Emerson Electric Co.	3,921	262,158

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Equifax, Inc.	771	108,456
Expeditors International of Washington, Inc.	1,090	80,976
Fastenal Co.	3,657	119,474
FedEx Corp.	1,527	222,286
Flowserve Corp.	834	38,956
Fortive Corp.	1,883	129,099
Fortune Brands Home & Security, Inc.	890	48,683
General Dynamics Corp.	1,492	272,633
General Electric Co.	55,530	496,438
Honeywell International, Inc.	4,581	775,105
Huntington Ingalls Industries, Inc.	264	55,913
IDEX Corp.	483	79,154
IHS Markit Ltd.*	2,661	177,968
Illinois Tool Works, Inc.	1,878	293,888
Ingersoll-Rand PLC	1,540	189,743
Jacobs Engineering Group, Inc.	862	78,873
JB Hunt Transport Svcs., Inc.	545	60,304
Johnson Controls International PLC	5,074	222,698
Kansas City Southern	642	85,392
L-3 Harris Technologies, Inc.	1,420	296,269
Lockheed Martin Corp.	1,583	617,465
Masco Corp.	1,843	76,816
Nielsen Hldgs. PLC	2,268	48,195
Norfolk Southern Corp.	1,677	301,290
Northrop Grumman Corp.	1,005	376,664
PACCAR, Inc.	2,203	154,232
Parker-Hannifin Corp.	818	147,739
Pentair PLC	1,070	40,446
Quanta Svcs., Inc.	903	34,133
Raytheon Co.	1,776	348,433
Republic Svcs., Inc. Cl A	1,347	116,583
Robert Half International, Inc.	747	41,578
Rockwell Automation, Inc.	747	123,106
Rollins, Inc.	899	30,629
Roper Technologies, Inc.	662	236,069
Snap-on, Inc.	351	54,946
Southwest Airlines Co.	3,086	166,675
Stanley Black & Decker, Inc.	967	139,644
Textron, Inc.	1,469	71,922
TransDigm Group, Inc.	316	164,532
Union Pacific Corp.	4,490	727,290
United Airlines Hldgs., Inc.*	1,412	124,835
United Parcel Svc., Inc. Cl B	4,448	532,959
United Rentals, Inc.*	493	61,448
United Technologies Corp.	5,180	707,174
Verisk Analytics, Inc. Cl A	1,043	164,940
Wabtec Corp.	1,157	83,142
Waste Management, Inc.	2,486	285,890
WW Grainger, Inc.	283	84,093
Xylem, Inc.	1,146	91,245

		14,715,666

INFORMATION TECHNOLOGY (11.7%)
Accenture PLC Cl A	4,060	780,941
Adobe, Inc.*	3,094	854,718
Advanced Micro Devices, Inc.*	6,943	201,277
Akamai Technologies, Inc.*	1,052	96,132
Alliance Data Systems Corp.	260	33,314
Amphenol Corp. Cl A	1,896	182,964
Analog Devices, Inc.	2,353	262,901
ANSYS, Inc.*	536	118,649
Apple, Inc.	27,135	6,077,426
Applied Materials, Inc.	5,901	294,460
Arista Networks, Inc.*	346	82,666

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Autodesk, Inc.*	1,402	207,075
Automatic Data Processing, Inc.	2,768	446,811
Broadcom, Inc.	2,537	700,390
Broadridge Financial Solutions, Inc.	729	90,709
Cadence Design Systems, Inc.*	1,791	118,349
CDW Corp.	924	113,874
Cisco Systems, Inc.	27,073	1,337,677
Citrix Systems, Inc.	781	75,382
Cognizant Technology Solutions Corp. Cl A	3,520	212,133
Corning, Inc.	4,980	142,030
DXC Technology Co.	1,669	49,235
F5 Networks, Inc.*	382	53,640
Fidelity National Information Svcs., Inc.	3,909	518,959
Fiserv, Inc.*	3,641	377,171
FleetCor Technologies, Inc.*	552	158,303
FLIR Systems, Inc.	862	45,332
Fortinet, Inc.*	908	69,698
Gartner, Inc.*	574	82,076
Global Payments, Inc.	1,920	305,280
Hewlett Packard Enterprise Co.	8,315	126,139
HP, Inc.	9,462	179,021
Intel Corp.	28,225	1,454,434
International Business Machines Corp.	5,645	820,896
Intuit, Inc.	1,659	441,194
IPG Photonics Corp.*	227	30,781
Jack Henry & Associates, Inc.	491	71,671
Juniper Networks, Inc.	2,205	54,574
Keysight Technologies, Inc.*	1,197	116,408
KLA Corp.	1,023	163,117
Lam Research Corp.	926	214,008
Leidos Hldgs., Inc.	863	74,114
Mastercard, Inc. Cl A	5,696	1,546,863
Maxim Integrated Products, Inc.	1,730	100,184
Microchip Technology, Inc.	1,519	141,130
Micron Technology, Inc.*	7,055	302,307
Microsoft Corp.	48,752	6,777,992
Motorola Solutions, Inc.	1,055	179,783
NetApp, Inc.	1,519	79,763
NVIDIA Corp.	3,887	676,610
Oracle Corp.	13,988	769,760
Paychex, Inc.	2,037	168,602
PayPal Hldgs., Inc.*	7,506	777,547
Qorvo, Inc.*	750	55,605
QUALCOMM, Inc.	7,767	592,467
Salesforce.com, Inc.*	5,589	829,631
Seagate Technology PLC	1,513	81,384
Skyworks Solutions, Inc.	1,091	86,462
Symantec Corp.	3,623	85,611
Synopsys, Inc.*	958	131,486
TE Connectivity Ltd.	2,143	199,685
Texas Instruments, Inc.	5,954	769,495
VeriSign, Inc.*	665	125,439
Visa, Inc. Cl A	11,014	1,894,518
Western Digital Corp.	1,893	112,898
Western Union Co.	2,699	62,536
Xerox Hldgs. Corp.	1,219	36,460
Xilinx, Inc.	1,607	154,111

		34,574,258

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,406	311,935
Albemarle Corp.	676	46,995
Amcor PLC	10,363	101,039
Avery Dennison Corp.	537	60,987

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Ball Corp.	2,120	154,357
Celanese Corp. Cl A	791	96,731
CF Industries Hldgs., Inc.	1,390	68,388
Corteva, Inc.	4,782	133,896
Dow, Inc.	4,736	225,671
DuPont de Nemours, Inc.	4,758	339,293
Eastman Chemical Co.	873	64,454
Ecolab, Inc.	1,600	316,864
FMC Corp.	834	73,125
Freeport-McMoRan, Inc.	9,273	88,743
International Flavors & Fragrances, Inc.	677	83,061
International Paper Co.	2,500	104,550
Linde PLC	3,456	669,496
LyondellBasell Industries NV Cl A	1,647	147,357
Martin Marietta Materials, Inc.	398	109,092
Mosaic Co.	2,258	46,289
Newmont Goldcorp Corp.	5,212	197,639
Nucor Corp.	1,931	98,307
Packaging Corp. of America	602	63,872
PPG Industries, Inc.	1,505	178,358
Sealed Air Corp.	987	40,971
Sherwin-Williams Co.	524	288,132
Vulcan Materials Co.	845	127,798
WestRock Co.	1,633	59,523

		4,296,923

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	721	111,063
American Tower Corp.	2,827	625,134
Apartment Investment & Management Co. Cl A	946	49,325
AvalonBay Communities, Inc.	889	191,428
Boston Properties, Inc.	914	118,509
CBRE Group, Inc. Cl A*	2,146	113,760
Crown Castle International Corp.	2,657	369,350
Digital Realty Trust, Inc.	1,327	172,258
Duke Realty Corp.	2,302	78,199
Equinix, Inc.	541	312,049
Equity Residential	2,221	191,584
Essex Property Trust, Inc.	418	136,540
Extra Space Storage, Inc.	819	95,676
Federal Realty Investment Trust	443	60,310
HCP, Inc.	3,125	111,344
Host Hotels & Resorts, Inc.	4,642	80,260
Iron Mountain, Inc.	1,826	59,144
Kimco Realty Corp.	2,681	55,979
Macerich Co.	697	22,018
Mid-America Apartment Communities, Inc.	724	94,127
Prologis, Inc.	4,018	342,414
Public Storage	956	234,478
Realty Income Corp.	2,023	155,124
Regency Centers Corp.	1,064	73,937
SBA Communications Corp. Cl A	723	174,351
Simon Property Group, Inc.	1,953	303,985
SL Green Realty Corp.	523	42,755
UDR, Inc.	1,861	90,221
Ventas, Inc.	2,371	173,154
Vornado Realty Trust	1,008	64,179
Welltower, Inc.	2,576	233,514
Weyerhaeuser Co.	4,737	131,215

		5,067,384

UTILITIES (1.9%)
AES Corp.	4,223	69,004
Alliant Energy Corp.	1,514	81,650
Ameren Corp.	1,567	125,438

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

American Electric Power Co., Inc.	3,148	294,936
American Water Works Co., Inc.	1,149	142,740
Atmos Energy Corp.	753	85,759
CenterPoint Energy, Inc.	3,200	96,576
CMS Energy Corp.	1,807	115,558
Consolidated Edison, Inc.	2,115	199,804
Dominion Energy, Inc.	5,235	424,244
DTE Energy Co.	1,167	155,164
Duke Energy Corp.	4,638	444,599
Edison International	2,275	171,580
Entergy Corp.	1,266	148,578
Evergy, Inc.	1,501	99,906
Eversource Energy	2,061	176,154
Exelon Corp.	6,186	298,846
FirstEnergy Corp.	3,446	166,201
NextEra Energy, Inc.	3,111	724,832
NiSource, Inc.	2,377	71,120
NRG Energy, Inc.	1,611	63,795
Pinnacle West Capital Corp.	715	69,405
PPL Corp.	4,599	144,822
Public Svc. Enterprise Group, Inc.	3,219	199,836
Sempra Energy	1,749	258,170
Southern Co.	6,652	410,894
WEC Energy Group, Inc.	2,010	191,151
Xcel Energy, Inc.	3,339	216,668

		5,647,430

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $91,158,540) 53.3%		157,468,650

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.0%) (2)
U.S. Treasury Bill (1)	A-1+	1.93	12/12/2019	5,000	4,982

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.0%) (2) (Cost: $4,981) 0.0% (2)					4,982

TOTAL INDEXED ASSETS (Cost: $91,163,521) 53.3%					157,473,632

				Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.2%)
CBS Corp. Cl B				4,445	179,445
Cogent Communications Hldgs., Inc.				2,570	141,607
Discovery, Inc. Cl A*				4,734	126,066
Discovery, Inc. Cl C*				27,486	676,704
Gray Television, Inc.*				8,489	138,540
Lions Gate Entertainment Corp. Cl A*				2,486	22,996
MSG Networks, Inc. Cl A*				9,587	155,501
Nexstar Media Group, Inc. Cl A				2,760	282,376
ORBCOMM, Inc.*				31,434	149,626
Shenandoah Telecommunications Co.				7,955	252,730
Take-Two Interactive Software, Inc.*				2,233	279,885
TEGNA, Inc.				24,604	382,100
World Wrestling Entertainment, Inc. Cl A				1,659	118,038
Zayo Group Hldgs., Inc.*				4,484	152,008
Zynga, Inc. Cl A*				67,690	393,956

					3,451,578

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

CONSUMER DISCRETIONARY (4.1%)
AutoZone, Inc.*	906	982,666
Bloomin’ Brands, Inc.	46,888	887,590
BorgWarner, Inc.	8,356	306,498
Bright Horizons Family Solutions, Inc.*	1,968	300,120
Caleres, Inc.	10,223	239,320
Capri Hldgs. Ltd.*	6,443	213,650
Chegg, Inc.*	3,712	111,174
Dave & Buster’s Entertainment, Inc.	13,636	531,122
Etsy, Inc.*	4,072	230,068
Expedia Group, Inc.	1,151	154,706
Five Below, Inc.*	6,278	791,656
Foot Locker, Inc.	3,100	133,796
Fox Factory Hldg. Corp.*	1,700	105,808
Grand Canyon Education, Inc.*	2,944	289,101
Haverty Furniture Cos., Inc.	21,471	435,217
Hilton Grand Vacations, Inc.*	3,587	114,784
Lithia Motors, Inc. Cl A	7,493	991,924
Marriott International, Inc. Cl A	2,882	358,435
Marriott Vacations Worldwide Corp.	9,655	1,000,356
NVR, Inc.*	107	397,756
Playa Hotels & Resorts NV*	26,102	204,379
Qurate Retail, Inc. Cl A*	4,533	46,758
Ralph Lauren Corp. Cl A	5,335	509,332
Red Rock Resorts, Inc. Cl A	20,098	408,090
Skyline Champion Corp.*	5,621	169,136
Sonic Automotive, Inc. Cl A	8,184	257,059
Sonos, Inc.*	8,505	114,052
Steven Madden Ltd.	14,598	522,462
Taylor Morrison Home Corp. Cl A*	6,543	169,725
Thor Industries, Inc.	5,613	317,920
Tractor Supply Co.	6,451	583,428
Unifi, Inc.*	1,771	38,820
ZAGG, Inc.*	37,349	234,178

		12,151,086

CONSUMER STAPLES (1.4%)
Church & Dwight Co., Inc.	9,665	727,195
Constellation Brands, Inc. Cl A	7,119	1,475,625
Crimson Wine Group Ltd.*	43,911	331,528
Freshpet, Inc.*	3,993	198,732
Ingredion, Inc.	1,271	103,892
JM Smucker Co.	3,154	347,004
Tyson Foods, Inc. Cl A	1,711	147,385
Vector Group Ltd.	55,784	664,387
WD-40 Co.	1,178	216,210

		4,211,958

ENERGY (1.4%)
Abraxas Petroleum Corp.*	8,050	4,085
Baker Hughes, a GE Co. Cl A	4,789	111,105
Callon Petroleum Co.*	42,847	185,956
Cheniere Energy, Inc.*	2,658	167,613
Continental Resources, Inc.*	9,419	290,011
CrossAmerica Partners LP*	10,137	172,937
Devon Energy Corp.	14,326	344,684
Hess Corp.	2,097	126,826
Kosmos Energy Ltd.	100,836	629,217
Matrix Svc. Co.*	6,579	112,764
MPLX LP	4,417	123,720
Noble Energy, Inc.	6,939	155,850
PBF Energy, Inc. Cl A	32,436	881,936
PDC Energy, Inc.*	6,225	172,744
ProPetro Hldg. Corp.*	14,414	131,023
Williams Cos., Inc.	27,200	654,432

		4,264,903

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FINANCIALS (7.9%)
Allegiance Bancshares, Inc.*	7,265	233,134
American Equity Investment Life Hldg. Co.	13,739	332,484
American Financial Group, Inc.	3,362	362,592
Ameriprise Financial, Inc.	4,635	681,809
Argo Group International Hldgs. Ltd.	4,493	315,588
Associated Banc-Corp.	13,046	264,182
BancFirst Corp.	9,280	514,298
Bank of Marin Bancorp	6,872	285,119
BankUnited, Inc.	6,280	211,134
Banner Corp.	8,056	452,506
Blackstone Mortgage Trust, Inc. Cl A	9,935	356,170
Brookline Bancorp, Inc.	30,925	455,525
Brown & Brown, Inc.	10,450	376,827
Bryn Mawr Bank Corp.	8,813	321,763
Cadence BanCorporation Cl A	14,540	255,032
Cboe Global Markets, Inc.	3,128	359,438
CenterState Bank Corp.	2,686	64,424
Citizens Financial Group, Inc.	2,478	87,647
Columbia Banking System, Inc.	4,589	169,334
Dime Community Bancshares, Inc.	13,838	296,272
Discover Financial Svcs.	6,505	527,491
East West Bancorp, Inc.	6,593	292,004
Ellington Financial, Inc.	27,128	490,203
Enterprise Financial Svcs. Corp.	9,901	403,466
Essent Group Ltd.	11,140	531,044
Everest Re Group Ltd.	1,919	510,627
Fifth Third Bancorp	21,684	593,708
First Interstate BancSystem, Inc. Cl A	12,178	490,043
First Merchants Corp.	6,706	252,380
First Republic Bank	3,514	339,804
Flushing Financial Corp.	10,683	215,850
Great Southern Bancorp, Inc.	3,861	219,884
Hartford Financial Svcs. Group, Inc.	13,334	808,174
Heritage Commerce Corp.	15,668	184,177
Heritage Financial Corp.	8,854	238,704
IBERIABANK Corp.	4,884	368,937
Investors Bancorp, Inc.	14,136	160,585
iShares Micro-Cap ETF	3,662	322,805
iShares Russell 2000 Growth ETF	427	82,296
iShares Russell Mid-Cap ETF	2,302	128,797
iShares Russell Mid-Cap Value ETF	5,460	489,762
KeyCorp	45,197	806,314
Lincoln National Corp.	4,290	258,773
Marlin Business Svcs. Corp.	14,708	370,495
Moelis & Co. Cl A	8,285	272,162
Northfield Bancorp, Inc.	22,805	366,248
Peoples Bancorp, Inc.	5,979	190,192
Primerica, Inc.	2,288	291,102
Principal Financial Group, Inc.	4,617	263,815
Progressive Corp.	11,228	867,361
Raymond James Financial, Inc.	4,479	369,338
Reinsurance Group of America, Inc. Cl A	4,321	690,841
Selective Insurance Group, Inc.	10,288	773,555
Starwood Property Trust, Inc.	36,873	893,063
Sterling Bancorp	7,194	144,312
Stifel Financial Corp.	4,734	271,637
Stock Yards Bancorp, Inc.	18,176	666,877
SVB Financial Group*	734	153,369
Synchrony Financial	2,729	93,032
TriCo Bancshares	6,035	219,070
TriState Capital Hldgs., Inc.*	8,524	179,345
UMB Financial Corp.	4,212	272,011

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

United Financial Bancorp, Inc.	5,841	79,613
Voya Financial, Inc.	7,132	388,266
Wintrust Financial Corp.	1,464	94,618
Zions Bancorporation	5,760	256,435

		23,277,863

HEALTH CARE (5.2%)
ABIOMED, Inc.*	1,223	217,560
Acadia Healthcare Co., Inc.*	7,829	243,325
ACADIA Pharmaceuticals, Inc.*	5,998	215,868
Acceleron Pharma, Inc.*	3,235	127,815
Agilent Technologies, Inc.	8,138	623,614
Alder Biopharmaceuticals, Inc.*	6,072	114,518
Alnylam Pharmaceuticals, Inc.*	1,220	98,112
Amicus Therapeutics, Inc.*	11,339	90,939
AxoGen, Inc.*	4,806	59,979
Blueprint Medicines Corp.*	2,408	176,916
Boston Scientific Corp.*	4,330	176,188
Cambrex Corp.*	3,444	204,918
CareDx, Inc.*	3,571	80,740
Centene Corp.*	9,018	390,119
Chemed Corp.	870	363,286
CRISPR Therapeutics AG*	2,159	88,497
Emergent BioSolutions, Inc.*	10,388	543,084
Encompass Health Corp.	2,670	168,958
Exact Sciences Corp.*	2,135	192,940
FibroGen, Inc.*	2,010	74,330
Global Blood Therapeutics, Inc.*	1,870	90,732
Globus Medical, Inc. Cl A*	4,174	213,375
Haemonetics Corp.*	1,188	149,854
HealthEquity, Inc.*	5,139	293,668
Hill-Rom Hldgs., Inc.	4,364	459,224
Horizon Therapeutics PLC*	18,401	501,058
Humana, Inc.	843	215,530
ICU Medical, Inc.*	1,828	291,749
Incyte Corp.*	1,810	134,356
Insmed, Inc.*	4,575	80,703
Insulet Corp.*	1,146	189,010
Intersect ENT, Inc.*	4,472	76,069
Invitae Corp.*	5,278	101,707
iRhythm Technologies, Inc.*	2,832	209,880
Karyopharm Therapeutics, Inc.*	12,361	118,913
LHC Group, Inc.*	2,617	297,187
Madrigal Pharmaceuticals, Inc.*	1,236	106,568
Masimo Corp.*	1,901	282,850
Medicines Co.*	4,878	243,900
Mettler-Toledo International, Inc.*	485	341,634
Natera, Inc.*	2,527	82,886
Neogen Corp.*	2,783	189,550
NeoGenomics, Inc.*	7,783	148,811
Neurocrine Biosciences, Inc.*	2,321	209,145
Novocure Ltd.*	2,748	205,495
Omnicell, Inc.*	3,636	262,774
Pacific Biosciences of California, Inc.*	11,797	60,873
Penumbra, Inc.*	1,585	213,167
Quidel Corp.*	1,787	109,632
Repligen Corp.*	3,566	273,477
Sage Therapeutics, Inc.*	1,534	215,205
SeaSpine Hldgs. Corp.*	6,145	75,030
Sientra, Inc.*	34,856	225,867
Simulations Plus, Inc.	2,065	71,656
STAAR Surgical Co.*	3,140	80,949
Supernus Pharmaceuticals, Inc.*	21,879	601,234
Tabula Rasa HealthCare, Inc.*	3,374	185,368

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Tactile Systems Technology, Inc.*	3,719	157,388
Tandem Diabetes Care, Inc.*	3,864	227,899
Teladoc Health, Inc.*	3,304	223,747
Ultragenyx Pharmaceutical, Inc.*	2,022	86,501
US Physical Therapy, Inc.	1,768	230,812
Veeva Systems, Inc. Cl A*	2,885	440,511
Vericel Corp.*	20,891	316,290
Waters Corp.*	760	169,655
Wright Medical Group NV*	16,878	348,193
Xencor, Inc.*	5,012	169,055
Zimmer Biomet Hldgs., Inc.	4,731	649,423
Zoetis, Inc. Cl A	1,930	240,459
Zogenix, Inc.*	2,844	113,874

		15,234,599

INDUSTRIALS (6.5%)
AAR Corp.	5,795	238,812
Alaska Air Group, Inc.	9,074	588,994
BG Staffing, Inc.	4,411	84,294
Brink’s Co.	12,340	1,023,602
Builders FirstSource, Inc.*	6,928	142,544
Carlisle Cos., Inc.	4,066	591,766
CH Robinson Worldwide, Inc.	2,330	197,538
Daseke, Inc.*	17,123	42,808
Dover Corp.	3,676	365,982
Echo Global Logistics, Inc.*	10,341	234,224
EMCOR Group, Inc.	4,784	411,998
Encore Wire Corp.	8,833	497,121
EnerSys	1,964	129,506
Exponent, Inc.	4,393	307,071
Fortive Corp.	2,210	151,518
Generac Hldgs., Inc.*	4,168	326,521
Gorman-Rupp Co.	9,495	330,331
HD Supply Hldgs., Inc.*	5,005	196,071
Heidrick & Struggles International, Inc.	5,979	163,227
Hillenbrand, Inc.	6,304	194,668
Hubbell, Inc. Cl B	1,940	254,916
IAA, Inc.*	13,466	561,936
John Bean Technologies Corp.	1,913	190,210
Kirby Corp.*	4,617	379,333
Knight-Swift Transportation Hldgs., Inc. Cl A	6,258	227,165
Knoll, Inc.	5,871	148,830
Kratos Defense & Security Solutions, Inc.*	25,632	476,627
L-3 Harris Technologies, Inc.	8,269	1,725,243
Lennox International, Inc.	2,094	508,779
Lincoln Electric Hldgs., Inc.	3,242	281,276
Miller Industries, Inc.	20,576	685,180
Mueller Industries, Inc.	37,784	1,083,644
Old Dominion Freight Line, Inc.	6,109	1,038,346
Oshkosh Corp.	2,889	218,986
Quad/Graphics, Inc.	33,014	346,977
Rockwell Automation, Inc.	2,874	473,635
Roper Technologies, Inc.	789	281,358
Simpson Manufacturing Co., Inc.	4,783	331,797
Spirit Airlines, Inc.*	13,390	486,057
Stanley Black & Decker, Inc.	2,715	392,074
Stericycle, Inc.*	2,720	138,530
Teledyne Technologies, Inc.*	2,325	748,627
Trex Co., Inc.*	6,233	566,767
United Rentals, Inc.*	2,330	290,411
Universal Forest Products, Inc.	7,478	298,223
US Ecology, Inc.	2,982	190,669
VSE Corp.	11,882	405,057
Willdan Group, Inc.*	5,715	200,482

		19,149,731

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

INFORMATION TECHNOLOGY (6.6%)
Akoustis Technologies, Inc.*	18,169	140,810
Altair Engineering, Inc. Cl A*	5,515	190,929
Amphenol Corp. Cl A	4,815	464,648
Analog Devices, Inc.	4,175	466,472
Anixter International, Inc.*	2,977	205,770
Cabot Microelectronics Corp.	1,221	172,417
Cardtronics PLC Cl A*	10,155	307,087
Ciena Corp.*	2,890	113,375
Cohu, Inc.	16,443	222,063
Cornerstone OnDemand, Inc.*	2,924	160,294
Cypress Semiconductor Corp.	23,748	554,278
DXC Technology Co.	6,856	202,252
EchoStar Corp. Cl A*	1,340	53,091
EPAM Systems, Inc.*	3,125	569,750
Euronet Worldwide, Inc.*	3,000	438,900
Everspin Technologies, Inc.*	17,786	109,028
Fidelity National Information Svcs., Inc.	8,029	1,065,931
Five9, Inc.*	10,304	553,737
Global Payments, Inc.	4,796	762,564
Globant S.A.*	3,202	293,239
Guidewire Software, Inc.*	2,767	291,586
II-VI, Inc.*	9,429	331,995
Itron, Inc.*	2,329	172,253
KEMET Corp.	9,475	172,256
KLA Corp.	1,976	315,074
Lattice Semiconductor Corp.*	7,091	129,659
LivePerson, Inc.*	6,972	248,900
LogMeIn, Inc.	7,616	540,431
Lumentum Hldgs., Inc.*	5,263	281,886
ManTech International Corp. Cl A	3,070	219,229
MaxLinear, Inc. Cl A*	8,266	184,993
Microchip Technology, Inc.	2,422	225,028
MKS Instruments, Inc.	5,341	492,867
Monolithic Power Systems, Inc.	1,465	227,998
Motorola Solutions, Inc.	1,385	236,017
New Relic, Inc.*	2,792	171,568
Nokia Oyj	18,980	96,039
Novanta, Inc.*	2,410	196,945
Palo Alto Networks, Inc.*	963	196,288
Perficient, Inc.*	15,632	603,083
Perspecta, Inc.	10,832	282,932
Plexus Corp.*	2,647	165,464
Proofpoint, Inc.*	5,264	679,320
PTC, Inc.*	6,730	458,851
Pure Storage, Inc. Cl A*	20,981	355,418
Q2 Hldgs., Inc.*	3,151	248,519
Qorvo, Inc.*	1,733	128,485
Rapid7, Inc.*	8,922	404,970
RealPage, Inc.*	4,300	270,298
Richardson Electronics Ltd.*	41,267	239,349
SailPoint Technologies Hldg., Inc.*	5,265	98,403
Science Applications International Corp.	2,523	220,384
Semtech Corp.*	2,576	125,219
Sequans Communications S.A.*	67,510	58,599
ServiceNow, Inc.*	1,323	335,844
Silicon Laboratories, Inc.*	2,208	245,861
Splunk, Inc.*	3,394	400,017
Square, Inc. Cl A*	2,945	182,443
SYNNEX Corp.	5,242	591,822
Synopsys, Inc.*	2,284	313,478
ViaSat, Inc.*	1,360	102,435

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Western Digital Corp.	1,850	110,334
Xilinx, Inc.	2,308	221,337
Xperi Corp.	14,668	303,334
Xura, Inc.*	11,415	285,375	††
Zendesk, Inc.*	4,730	344,722

		19,553,943

MATERIALS (2.3%)
Ashland Global Hldgs., Inc.	4,267	328,772
Berry Global Group, Inc.*	6,334	248,736
Boise Cascade Co.	6,905	225,034
Cleveland-Cliffs, Inc.	33,176	239,531
Compass Minerals International, Inc.	1,580	89,254
Crown Hldgs., Inc.*	14,469	955,823
Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	1,955	171,415
Freeport-McMoRan, Inc.	23,358	223,536
Ingevity Corp.*	3,185	270,215
Innospec, Inc.	1,890	168,475
International Flavors & Fragrances, Inc.	990	121,463
International Paper Co.	4,465	186,726
Mosaic Co.	1,976	40,508
Newmont Goldcorp Corp.	14,160	536,947
Nucor Corp.	2,592	131,959
Olin Corp.	35,821	670,569
Packaging Corp. of America	8,454	896,971
PolyOne Corp.	7,668	250,360
Royal Gold, Inc.	1,966	242,231
Steel Dynamics, Inc.	13,593	405,071
Vulcan Materials Co.	3,436	519,660

		6,923,256

REAL ESTATE (4.7%)
Alexander’s, Inc.	739	257,475
American Campus Communities, Inc.	3,937	189,291
Americold Realty Trust	17,415	645,574
Apartment Investment & Management Co. Cl A	5,106	266,227
AvalonBay Communities, Inc.	1,382	297,586
Brandywine Realty Trust	63,357	959,859
Camden Property Trust	3,212	356,564
CareTrust REIT, Inc.	7,417	174,337
Chatham Lodging Trust	9,070	164,620
Consolidated-Tomoka Land Co.	2,039	133,758
Cousins Properties, Inc.	9,585	360,300
Duke Realty Corp.	31,281	1,062,616
Easterly Government Properties, Inc.	41,152	876,538
Equity LifeStyle Properties, Inc.	1,103	147,361
Essex Property Trust, Inc.	818	267,199
GEO Group, Inc.	26,519	459,839
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,196	93,163
Highwoods Properties, Inc.	7,545	339,072
Host Hotels & Resorts, Inc.	27,197	470,236
Industrial Logistics Properties Trust	12,389	263,266
JBG SMITH Properties	6,650	260,746
Kilroy Realty Corp.	9,276	722,508
Liberty Property Trust	3,160	162,203
Macerich Co.	2,486	78,533
Medical Properties Trust, Inc.	21,317	416,961
Park Hotels & Resorts, Inc.	7,100	177,287
Prologis, Inc.	1,664	141,806
QTS Realty Trust, Inc. Cl A	4,403	226,358
Redfin Corp.*	7,140	120,238
Regency Centers Corp.	1,153	80,122
RLJ Lodging Trust	9,922	168,575
Sabra Health Care REIT, Inc.	15,025	344,974

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

SBA Communications Corp. Cl A	2,793	673,532
Spirit Realty Capital, Inc.	7,775	372,112
Summit Hotel Properties, Inc.	6,354	73,706
Sun Communities, Inc.	3,290	488,400
Terreno Realty Corp.	18,136	926,568
Urstadt Biddle Properties, Inc. Cl A	3,958	93,805
Vornado Realty Trust	2,097	133,516
Welltower, Inc.	3,685	334,046
Weyerhaeuser Co.	4,102	113,625

		13,894,502

UTILITIES (3.3%)
AES Corp.	11,487	187,697
Ameren Corp.	4,915	393,446
Avista Corp.	8,023	388,634
Black Hills Corp.	4,398	337,459
Chesapeake Utilities Corp.	2,633	250,978
Consolidated Edison, Inc.	3,811	360,025
Edison International	7,076	533,672
Entergy Corp.	3,035	356,187
Evergy, Inc.	11,835	787,738
Eversource Energy	2,856	244,102
FirstEnergy Corp.	13,498	651,009
IDACORP, Inc.	3,536	398,401
NiSource, Inc.	23,823	712,785
Northwest Natural Hldg. Co.	3,373	240,630
NorthWestern Corp.	4,799	360,165
PNM Resources, Inc.	7,454	388,204
Portland General Electric Co.	7,197	405,695
PPL Corp.	7,697	242,378
Public Svc. Enterprise Group, Inc.	6,994	434,187
Sempra Energy	5,863	865,438
Spire, Inc.	2,869	250,292
Suburban Propane Partners LP	10,748	253,975
UGI Corp.	12,087	607,613

		9,650,710

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $113,809,623) 44.6%		131,764,129

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
FHLB	A-1+	1.50	10/01/2019	4,300,000	4,300,000

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,300,000) 1.5%					4,300,000

TOTAL ACTIVE ASSETS (Cost: $118,109,623) 46.1%					136,064,129

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit		1.15	10/01/19	83,694	83,694
JP Morgan Chase, New York Time Deposit		1.15	10/01/19	1,341,278	1,341,278

					1,424,972

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,424,972) 0.5%					1,424,972

TOTAL INVESTMENTS (Cost: $210,698,116) 99.9%					294,962,733

OTHER NET ASSETS 0.1%					253,079

NET ASSETS 100.0%					$295,215,812

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
MSG Networks, Inc. Cl A*	59,831	970,459
ORBCOMM, Inc.*	450,982	2,146,674
TEGNA, Inc.	364,426	5,659,536

		8,776,669

CONSUMER DISCRETIONARY (7.8%)
Bloomin’ Brands, Inc.	274,755	5,201,112
Caleres, Inc.	151,432	3,545,023
Capri Hldgs. Ltd.*	39,204	1,300,004
Haverty Furniture Cos., Inc.	161,738	3,278,429
Hilton Grand Vacations, Inc.*	30,773	984,736
Lithia Motors, Inc. Cl A	25,967	3,437,512
Marriott Vacations Worldwide Corp.	72,172	7,477,741
Playa Hotels & Resorts NV*	386,301	3,024,737
Sonic Automotive, Inc. Cl A	121,062	3,802,557
Taylor Morrison Home Corp. Cl A*	49,672	1,288,492
Unifi, Inc.*	26,928	590,262
ZAGG, Inc.*	552,838	3,466,294

		37,396,899

CONSUMER STAPLES (1.8%)
Crimson Wine Group Ltd.*	592,228	4,471,321
Vector Group Ltd.	378,613	4,509,281

		8,980,602

ENERGY (4.0%)
Abraxas Petroleum Corp.*	123,043	62,444
Callon Petroleum Co.*	639,474	2,775,317
CrossAmerica Partners LP*	141,026	2,405,904
Matrix Svc. Co.*	93,893	1,609,326
PBF Energy, Inc. Cl A	299,769	8,150,719
PDC Energy, Inc.*	88,935	2,467,946
ProPetro Hldg. Corp.*	204,445	1,858,405

		19,330,061

FINANCIALS (31.4%)
American Equity Investment Life Hldg. Co.	209,543	5,070,941
Argo Group International Hldgs. Ltd.	66,864	4,696,527
BancFirst Corp.	137,579	7,624,628
Bank of Marin Bancorp	102,483	4,252,020
Banner Corp.	111,026	6,236,330
Blackstone Mortgage Trust, Inc. Cl A	142,903	5,123,073
Brookline Bancorp, Inc.	467,577	6,887,409
Bryn Mawr Bank Corp.	131,148	4,788,214
Cadence Bancorporation Cl A	214,936	3,769,977
CenterState Bank Corp.	40,029	960,096
Columbia Banking System, Inc.	64,859	2,393,297
Dime Community Bancshares, Inc.	189,077	4,048,139
Ellington Financial, Inc.	382,906	6,919,111
Enterprise Financial Svcs. Corp.	136,602	5,566,532
Essent Group Ltd.	99,865	4,760,564
First Interstate BancSystem, Inc. Cl A	180,052	7,245,292
Flushing Financial Corp.	155,678	3,145,474
Great Southern Bancorp, Inc.	57,840	3,293,988
Heritage Commerce Corp.	234,064	2,751,422
IBERIABANK Corp.	70,227	5,304,948
Investors Bancorp, Inc.	202,184	2,296,810
iShares Russell 2000 Value ETF	40,750	4,865,958
Marlin Business Svcs. Corp.	218,547	5,505,199
Northfield Bancorp, Inc.	322,561	5,180,330
Peoples Bancorp, Inc.	88,450	2,813,595
Selective Insurance Group, Inc.	131,565	9,892,372
Sterling Bancorp	101,722	2,040,543
Stifel Financial Corp.	68,097	3,907,406
Stock Yards Bancorp, Inc.	262,626	9,635,748
TriCo Bancshares	89,753	3,258,034
UMB Financial Corp.	63,033	4,070,671
United Financial Bancorp, Inc.	84,267	1,148,559
Wintrust Financial Corp.	20,944	1,353,611

		150,806,818

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

HEALTH CARE (4.0%)
Acadia Healthcare Co., Inc.*	116,913	3,633,656
Emergent BioSolutions, Inc.*	32,549	1,701,662
Pacific Biosciences of California, Inc.*	172,027	887,659
SeaSpine Hldgs. Corp.*	93,787	1,145,139
Sientra, Inc.*	211,317	1,369,334
Supernus Pharmaceuticals, Inc.*	186,829	5,134,061
Vericel Corp.*	175,869	2,662,656
Wright Medical Group NV*	134,782	2,780,553

		19,314,720

INDUSTRIALS (12.7%)
AAR Corp.	86,423	3,561,492
Builders FirstSource, Inc.*	96,961	1,994,973
Daseke, Inc.*	255,354	638,385
EMCOR Group, Inc.	11,507	990,983
Encore Wire Corp.	128,668	7,241,435
Hillenbrand, Inc.	94,238	2,910,070
Kratos Defense & Security Solutions, Inc.*	155,635	2,894,033
Miller Industries, Inc.	305,039	10,157,799
Mueller Industries, Inc.	408,927	11,728,026
Quad/Graphics, Inc.	492,754	5,178,844
Spirit Airlines, Inc.*	97,803	3,550,249
Universal Forest Products, Inc.	105,021	4,188,237
VSE Corp.	170,285	5,805,016

		60,839,542

INFORMATION TECHNOLOGY (9.2%)
Anixter International, Inc.*	42,018	2,904,284
Cardtronics PLC Cl A*	63,730	1,927,195
Cohu, Inc.	101,722	1,373,755
EchoStar Corp. Cl A*	20,127	797,432
Everspin Technologies, Inc.*	122,444	750,582
II-VI, Inc.*	48,658	1,713,248
KEMET Corp.	136,859	2,488,097
Lumentum Hldgs., Inc.*	34,971	1,873,047
ManTech International Corp. Cl A	44,195	3,155,965
MKS Instruments, Inc.	17,813	1,643,784
Perficient, Inc.*	86,931	3,353,798
Perspecta, Inc.	101,626	2,654,471
Plexus Corp.*	37,483	2,343,062
Richardson Electronics Ltd.*	604,858	3,508,177
Sequans Communications S.A. ADR*	923,354	801,471
SYNNEX Corp.	56,093	6,332,900
ViaSat, Inc.*	14,773	1,112,702
Xperi Corp.	115,510	2,388,747
Xura, Inc.*	128,245	3,206,125	††

		44,328,842

MATERIALS (3.4%)
Berry Global Group, Inc.*	51,600	2,026,332
Boise Cascade Co.	99,861	3,254,470
Cleveland-Cliffs, Inc.	495,109	3,574,687
Olin Corp.	192,659	3,606,576
PolyOne Corp.	111,574	3,642,891
Lyondell Basell Industries—contingent value rights*	448	0	††

		16,104,956

REAL ESTATE (11.9%)
Alexander’s, Inc.	6,312	2,199,164
Chatham Lodging Trust	130,384	2,366,470
Consolidated-Tomoka Land Co.	30,390	1,993,584
Cousins Properties, Inc.	137,737	5,177,534
Easterly Government Properties, Inc.	272,040	5,794,452
GEO Group, Inc.	273,082	4,735,242
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,863	1,424,356
Highwoods Properties, Inc.	108,971	4,897,157
Industrial Logistics Properties Trust	189,034	4,016,972
JBG SMITH Properties	95,020	3,725,734
Medical Properties Trust, Inc.	312,346	6,109,488
Park Hotels & Resorts, Inc.	105,173	2,626,170

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

RLJ Lodging Trust	142,627	2,423,233
Sabra Health Care REIT, Inc.	215,986	4,959,038
Spirit Realty Capital, Inc.	45,411	2,173,370
Summit Hotel Properties, Inc.	95,132	1,103,531
Urstadt Biddle Properties, Inc. Cl A	57,628	1,365,784

		57,091,279

UTILITIES (8.3%)
Avista Corp.	115,274	5,583,873
Black Hills Corp.	63,225	4,851,254
IDACORP, Inc.	50,486	5,688,258
Northwest Natural Hldg. Co.	48,079	3,429,956
NorthWestern Corp.	68,889	5,170,120
PNM Resources, Inc.	105,541	5,496,575
Portland General Electric Co.	102,799	5,794,780
Spire, Inc.	41,346	3,607,025

		39,621,841

TOTAL COMMON STOCKS (Cost: $421,902,883) 96.3%		462,592,229

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill	A-1+	2.04	10/17/19	10,000,000	9,990,965

U.S. GOVERNMENT AGENCIES (1.8%)
FHLB	A-1+	1.50	10/01/19	8,500,000	8,500,000

COMMERCIAL PAPER (1.0%)
United Parcel Svc., Inc.†	A-1	1.75	10/01/19	5,000,000	5,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,490,965) 4.9%					23,490,965

TOTAL INVESTMENTS (Cost: $445,393,848) 101.2%					486,083,194

OTHER NET ASSETS -1.2%					(5,633,921)

NET ASSETS 100.0%					$480,449,273

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
Cogent Communications Hldgs., Inc.	42,979	2,368,143
Gray Television, Inc.*	141,648	2,311,695
Nexstar Media Group, Inc. Cl A	46,345	4,741,557
Shenandoah Telecommunications Co.	133,320	4,235,576
World Wrestling Entertainment, Inc. Cl A	27,661	1,968,080
Zynga, Inc. Cl A*	453,474	2,639,219

		18,264,270

CONSUMER DISCRETIONARY (12.0%)
Bloomin’ Brands, Inc.	481,255	9,110,157
Chegg, Inc.*	61,929	1,854,773
Dave & Buster’s Entertainment, Inc.	95,614	3,724,166
Etsy, Inc.*	67,926	3,837,819
Five Below, Inc.*	60,686	7,652,505
Fox Factory Hldg. Corp.*	28,305	1,761,703
Grand Canyon Education, Inc.*	23,184	2,276,669
Haverty Furniture Cos., Inc.	176,647	3,580,634
Lithia Motors, Inc. Cl A	42,302	5,599,939
Marriott Vacations Worldwide Corp.	29,298	3,035,566
Red Rock Resorts, Inc. Cl A	339,069	6,884,796
Skyline Champion Corp.*	94,025	2,829,212
Sonos, Inc.*	141,033	1,891,253
Steven Madden Ltd.	246,411	8,819,050
Thor Industries, Inc.	41,593	2,355,827

		65,214,069

CONSUMER STAPLES (1.9%)
Freshpet, Inc.*	66,624	3,315,877
Vector Group Ltd.	255,538	3,043,458
WD-40 Co.	20,047	3,679,426

		10,038,761

ENERGY (0.9%)
Kosmos Energy Ltd.	765,202	4,774,860

FINANCIALS (7.0%)
Allegiance Bancshares, Inc.*	91,531	2,937,230
Essent Group Ltd.	73,808	3,518,427
First Merchants Corp.	111,607	4,200,329
Heritage Financial Corp.	147,310	3,971,478
iShares Micro-Cap ETF	61,286	5,402,361
Moelis & Co. Cl A	139,328	4,576,925
Primerica, Inc.	38,587	4,909,424
Selective Insurance Group, Inc.	27,662	2,079,906
Starwood Property Trust, Inc.	146,143	3,539,583
TriState Capital Hldgs., Inc.*	141,824	2,983,977

		38,119,640

HEALTH CARE (25.0%)
ACADIA Pharmaceuticals, Inc.*	100,600	3,620,594
Acceleron Pharma, Inc.*	54,804	2,165,306
Alder Biopharmaceuticals, Inc.*	102,015	1,924,003
Amicus Therapeutics, Inc.*	194,501	1,559,898
AxoGen, Inc.*	80,743	1,007,673
Blueprint Medicines Corp.*	40,671	2,988,098
Cambrex Corp.*	57,854	3,442,313
CareDx, Inc.*	59,405	1,343,147
CRISPR Therapeutics AG*	36,010	1,476,050
Emergent BioSolutions, Inc.*	136,866	7,155,355
FibroGen, Inc.*	34,207	1,264,975
Global Blood Therapeutics, Inc.*	31,536	1,530,127
Globus Medical, Inc. Cl A*	70,153	3,586,221
Haemonetics Corp.*	19,140	2,414,319
HealthEquity, Inc.*	85,393	4,879,783

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Horizon Therapeutics PLC*	185,456	5,049,967
ICU Medical, Inc.*	11,571	1,846,732
Insmed, Inc.*	77,163	1,361,155
Insulet Corp.*	19,041	3,140,432
Intersect ENT, Inc.*	77,219	1,313,495
Invitae Corp.*	87,820	1,692,292
iRhythm Technologies, Inc.*	48,372	3,584,849
Karyopharm Therapeutics, Inc.*	207,784	1,998,882
LHC Group, Inc.*	43,669	4,959,052
Madrigal Pharmaceuticals, Inc.*	20,626	1,778,374
Masimo Corp.*	18,278	2,719,584
Medicines Co.*	82,363	4,118,150
Natera, Inc.*	41,233	1,352,442
Neogen Corp.*	47,418	3,229,640
NeoGenomics, Inc.*	130,211	2,489,634
Neurocrine Biosciences, Inc.*	22,803	2,054,778
Novocure Ltd.*	46,128	3,449,452
Omnicell, Inc.*	61,021	4,409,988
Quidel Corp.*	29,820	1,829,457
Repligen Corp.*	59,261	4,544,726
Sage Therapeutics, Inc.*	10,930	1,533,370
Sientra, Inc.*	340,945	2,209,324
Simulations Plus, Inc.	33,831	1,173,936
STAAR Surgical Co.*	52,406	1,351,027
Supernus Pharmaceuticals, Inc.*	153,195	4,209,798
Tabula Rasa HealthCare, Inc.*	56,919	3,127,130
Tactile Systems Technology, Inc.*	62,548	2,647,031
Tandem Diabetes Care, Inc.*	64,292	3,791,942
Teladoc Health, Inc.*	55,177	3,736,586
Ultragenyx Pharmaceutical, Inc.*	34,244	1,464,958
US Physical Therapy, Inc.	29,626	3,867,674
Vericel Corp.*	145,008	2,195,421
Wright Medical Group NV*	129,139	2,664,137
Xencor, Inc.*	88,200	2,974,986
Zogenix, Inc.*	46,442	1,859,538

		136,087,801

INDUSTRIALS (16.9%)
BG Staffing, Inc.	74,284	1,419,567
Brink’s Co.	109,929	9,118,610
Echo Global Logistics, Inc.*	173,244	3,923,977
EMCOR Group, Inc.	66,563	5,732,406
EnerSys	32,921	2,170,811
Exponent, Inc.	73,011	5,103,469
Generac Hldgs., Inc.*	69,087	5,412,276
Gorman-Rupp Co.	159,539	5,550,362
Heidrick & Struggles International, Inc.	100,270	2,737,371
IAA, Inc.*	94,815	3,956,630
John Bean Technologies Corp.	32,321	3,213,677
Knight-Swift Transportation Hldgs., Inc. Cl A	104,903	3,807,979
Knoll, Inc.	97,989	2,484,021
Kratos Defense & Security Solutions, Inc.*	240,320	4,468,750
Simpson Manufacturing Co., Inc.	80,473	5,582,412
Spirit Airlines, Inc.*	113,144	4,107,127
Teledyne Technologies, Inc.*	23,269	7,492,385
Trex Co., Inc.*	104,593	9,510,642
US Ecology, Inc.	48,700	3,113,878
Willdan Group, Inc.*	95,835	3,361,892

		92,268,242

INFORMATION TECHNOLOGY (19.9%)
Akoustis Technologies, Inc.*	303,199	2,349,792
Altair Engineering, Inc. Cl A*	92,514	3,202,835
Cabot Microelectronics Corp.	19,832	2,800,477
Cardtronics PLC Cl A*	95,810	2,897,294

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Cohu, Inc.	160,709	2,170,375
Cornerstone OnDemand, Inc.*	49,554	2,716,550
Cypress Semiconductor Corp.	186,190	4,345,675
EPAM Systems, Inc.*	23,303	4,248,603
Everspin Technologies, Inc.*	157,343	964,513
Five9, Inc.*	171,447	9,213,562
Globant S.A.*	54,339	4,976,366
II-VI, Inc.*	102,074	3,594,026
Itron, Inc.*	39,175	2,897,383
Lattice Semiconductor Corp.*	116,377	2,127,953
LivePerson, Inc.*	116,207	4,148,590
LogMeIn, Inc.	30,425	2,158,958
Lumentum Hldgs., Inc.*	48,360	2,590,162
MaxLinear, Inc. Cl A*	137,950	3,087,321
New Relic, Inc.*	46,588	2,862,833
Novanta, Inc.*	38,595	3,153,983
Perficient, Inc.*	161,350	6,224,883
Proofpoint, Inc.*	29,149	3,761,678
Pure Storage, Inc. Cl A*	146,926	2,488,926
Q2 Hldgs., Inc.*	52,621	4,150,218
Rapid7, Inc.*	148,885	6,757,890
SailPoint Technologies Hldg., Inc.*	88,863	1,660,849
Science Applications International Corp.	42,393	3,703,028
Semtech Corp.*	42,240	2,053,286
Silicon Laboratories, Inc.*	36,000	4,008,600
SYNNEX Corp.	19,746	2,229,323
Xperi Corp.	114,679	2,371,562
Zendesk, Inc.*	33,990	2,477,191

		108,394,685

MATERIALS (2.7%)
Berry Global Group, Inc.*	45,544	1,788,515
Compass Minerals International, Inc.	25,960	1,466,481
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Ingevity Corp.*	53,162	4,510,266
Innospec, Inc.	33,557	2,991,272
Royal Gold, Inc.	32,579	4,014,060

		14,770,594

REAL ESTATE (5.2%)
Americold Realty Trust	137,595	5,100,647
CareTrust REIT, Inc.	123,389	2,900,259
Easterly Government Properties, Inc.	367,348	7,824,512
QTS Realty Trust, Inc. Cl A	73,864	3,797,348
Redfin Corp.*	116,871	1,968,108
Terreno Realty Corp.	135,310	6,912,988

		28,503,862

UTILITIES (1.6%)
Chesapeake Utilities Corp.	44,741	4,264,712
Suburban Propane Partners LP	181,301	4,284,143

		8,548,855

TOTAL COMMON STOCKS (Cost: $471,768,463) 96.5%		524,985,639

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.3%)
FHLB	A-1+	1.50	10/01/19	17,800,000	17,800,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,800,000) 3.3%					17,800,000

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit	1.15	10/01/19	25,185	25,185

TOTAL TEMPORARY CASH INVESTMENT (Cost: $25,185) 0.0% (2)				25,185

TOTAL INVESTMENTS (Cost: $489,593,648) 99.8%				542,810,824

OTHER NET ASSETS 0.2%				1,101,173

NET ASSETS 100.0%				$543,911,997

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
ATN International, Inc.	402	23,465
Care.com, Inc.*	1,040	10,868
Cincinnati Bell, Inc.*	1,858	9,420
Cogent Communications Hldgs., Inc.	1,541	84,909
Consolidated Communications Hldgs., Inc.	2,692	12,814
EW Scripps Co. Cl A	2,003	26,600
Frontier Communications Corp.*	3,844	3,333
Gannett Co., Inc.	4,238	45,516
Iridium Communications, Inc.*	3,563	75,820
Marcus Corp.	854	31,607
New Media Investment Group, Inc.	2,225	19,602
QuinStreet, Inc.*	1,703	21,441
Scholastic Corp.	1,131	42,707
Spok Hldgs., Inc.	665	7,940
TechTarget, Inc.*	851	19,169
Vonage Hldgs. Corp.*	8,544	96,547

		531,758

CONSUMER DISCRETIONARY (13.6%)
Abercrombie & Fitch Co. Cl A	2,344	36,566
American Axle & Manufacturing Hldgs., Inc.*	4,166	34,244
American Public Education, Inc.*	598	13,359
Asbury Automotive Group, Inc.*	716	73,268
Barnes & Noble Education, Inc.*	1,429	4,458
Big Lots, Inc.	1,435	35,157
BJ’s Restaurants, Inc.	765	29,713
Bloomin’ Brands, Inc.	3,230	61,144
Boot Barn Hldgs., Inc.*	1,061	37,029
Buckle, Inc.	1,061	21,857
Caleres, Inc.	1,562	36,566
Callaway Golf Co.	3,489	67,722
Career Education Corp.*	2,615	41,552
Cato Corp. Cl A	811	14,282
Cavco Industries, Inc.*	319	61,277
Century Communities, Inc.*	974	29,834
Chico’s FAS, Inc.	4,357	17,559
Children’s Place, Inc.	577	44,423
Chuy’s Hldgs., Inc.*	623	15,425
Conn’s, Inc.*	707	17,576
Cooper Tire & Rubber Co.	1,855	48,453
Cooper-Standard Hldgs., Inc.*	628	25,673
Core-Mark Hldg. Co, Inc.	1,703	54,692
Crocs, Inc.*	2,346	65,125
Dave & Buster’s Entertainment, Inc.	1,141	44,442
Designer Brands, Inc. Cl A	2,053	35,147
Dine Brands Global, Inc.	638	48,399
Dorman Products, Inc.*	1,085	86,301
El Pollo Loco Hldgs., Inc.*	770	8,439
Ethan Allen Interiors, Inc.	909	17,362
Express, Inc.*	2,439	8,390
Fiesta Restaurant Group, Inc.*	800	8,336
Fossil Group, Inc.*	1,695	21,204
Fox Factory Hldg. Corp.*	1,427	88,816
GameStop Corp. Cl A	3,353	18,509
Garrett Motion, Inc.*	2,761	27,500
Genesco, Inc.*	526	21,050
Gentherm, Inc.*	1,225	50,329
G-III Apparel Group Ltd.*	1,580	40,717
Group 1 Automotive, Inc.	644	59,448
Guess?, Inc.	1,588	29,426

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Haverty Furniture Cos., Inc.	671	13,601
Hibbett Sports, Inc.*	663	15,183
Installed Building Products, Inc.*	788	45,184
iRobot Corp.*	1,037	63,952
JC Penney Co., Inc.*	11,046	9,819
Kontoor Brands, Inc.	1,735	60,898
La-Z-Boy, Inc.	1,736	58,312
LCI Industries	925	84,961
LGI Homes, Inc.*	741	61,740
Liquidity Svcs., Inc.*	992	7,341
Lithia Motors, Inc. Cl A	833	110,273
Lumber Liquidators Hldgs., Inc.*	1,063	10,492
M/I Homes, Inc.*	1,024	38,554
MarineMax, Inc.*	799	12,369
MDC Hldgs., Inc.	1,836	79,131
Meritage Homes Corp.*	1,337	94,058
Michaels Cos., Inc.*	3,039	29,752
Monarch Casino & Resort, Inc.*	443	18,469
Monro, Inc.	1,239	97,893
Motorcar Parts of America, Inc.*	697	11,779
Movado Group, Inc.	607	15,090
Office Depot, Inc.	19,953	35,018
Oxford Industries, Inc.	632	45,314
PetMed Express, Inc.	745	13,425
Red Robin Gourmet Burgers, Inc.*	483	16,064
Regis Corp.*	912	18,441
Rent-A-Center, Inc.	1,816	46,835
RH*	592	101,131
Ruth’s Hospitality Group, Inc.	1,033	21,089
Shake Shack, Inc. Cl A*	1,135	111,275
Shoe Carnival, Inc.	345	11,181
Shutterstock, Inc.*	705	25,465
Signet Jewelers Ltd.	1,932	32,380
Sleep Number Corp.*	1,091	45,080
Sonic Automotive, Inc. Cl A	893	28,049
Stamps.com, Inc.*	605	45,042
Standard Motor Products, Inc.	743	36,073
Steven Madden Ltd.	2,881	103,111
Strategic Education, Inc.	825	112,101
Sturm Ruger & Co., Inc.	615	25,682
Tailored Brands, Inc.	1,874	8,246
Tile Shop Hldgs., Inc.	1,332	4,249
TopBuild Corp.*	1,272	122,659
Tupperware Brands Corp.	1,801	28,582
Unifi, Inc.*	543	11,903
Universal Electronics, Inc.*	515	26,213
Vera Bradley, Inc.*	876	8,848
Vista Outdoor, Inc.*	2,161	13,377
Vitamin Shoppe, Inc.*	565	3,684
William Lyon Homes Cl A*	1,231	25,063
Wingstop, Inc.	1,103	96,270
Winnebago Industries, Inc.	1,169	44,831
Wolverine World Wide, Inc.	3,163	89,386
Zumiez, Inc.*	759	24,041

		3,819,728

CONSUMER STAPLES (4.1%)
Andersons, Inc.	1,216	27,275
Avon Products, Inc.*	16,475	72,490
B&G Foods, Inc.	2,415	45,668
Calavo Growers, Inc.	607	57,774
Cal-Maine Foods, Inc.	1,122	44,829
Central Garden & Pet Co.*	384	11,224
Central Garden & Pet Co. Cl A*	1,536	42,586
Chefs’ Warehouse, Inc.*	937	37,780
Coca-Cola Consolidated, Inc.	174	52,873
Darling Ingredients, Inc.*	6,100	116,693
Dean Foods Co.	3,399	3,943
Fresh Del Monte Produce, Inc.	1,127	38,442

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Inter Parfums, Inc.	651	45,551
J&J Snack Foods Corp.	553	106,176
John B Sanfilippo & Son, Inc.	327	31,588
Medifast, Inc.	437	45,286
MGP Ingredients, Inc.	494	24,542
National Beverage Corp.	431	19,119
PriceSmart, Inc.	826	58,729
Seneca Foods Corp. Cl A*	255	7,951
SpartanNash Co.	1,353	16,006
United Natural Foods, Inc.*	2,281	26,277
Universal Corp.	938	51,412
USANA Health Sciences, Inc.*	480	32,827
Vector Group Ltd.	4,291	51,106
WD-40 Co.	512	93,972

		1,162,119

ENERGY (3.7%)
Archrock, Inc.	4,739	47,248
Bonanza Creek Energy, Inc.*	691	15,472
C&J Energy Svcs., Inc.*	2,462	26,417
Callon Petroleum Co.*	8,463	36,729
Carrizo Oil & Gas, Inc.*	3,448	29,601
CONSOL Energy, Inc.*	1,002	15,661
Denbury Resources, Inc.*	17,574	20,913
Diamond Offshore Drilling, Inc.*	2,398	13,333
DMC Global, Inc.	539	23,705
Dril-Quip, Inc.*	1,350	67,743
Era Group, Inc.*	734	7,751
Exterran Corp.*	1,108	14,470
Geospace Technologies Corp.*	499	7,670
Green Plains, Inc.	1,330	14,091
Gulf Island Fabrication, Inc.*	470	2,515
Gulfport Energy Corp.*	5,412	14,667
Helix Energy Solutions Group, Inc.*	5,309	42,791
HighPoint Resources Corp.*	3,992	6,347
Jagged Peak Energy, Inc.*	2,198	15,957
KLX Energy Svcs. Hldgs., Inc.*	793	6,855
Laredo Petroleum, Inc.*	6,667	16,067
Matrix Svc. Co.*	1,009	17,294
McDermott International, Inc.*	7,871	15,899
Nabors Industries Ltd.	12,242	22,893
Newpark Resources, Inc.*	3,332	25,390
Noble Corp. PLC*	9,231	11,723
Oil States International, Inc.*	2,217	29,486
Par Pacific Hldgs., Inc.*	1,360	31,090
PDC Energy, Inc.*	2,199	61,022
Penn Virginia Corp.*	493	14,332
ProPetro Hldg. Corp.*	3,090	28,088
QEP Resources, Inc.	8,874	32,834
Range Resources Corp.	7,793	29,769
Renewable Energy Group, Inc.*	1,438	21,577
REX American Resources Corp.*	208	15,877
Ring Energy, Inc.*	2,186	3,585
RPC, Inc.	1,923	10,788
SEACOR Hldgs., Inc.*	641	30,172
SM Energy Co.	3,937	38,150
SRC Energy, Inc.*	9,074	42,285
TETRA Technologies, Inc.*	4,562	9,170
Unit Corp.*	1,977	6,682
US Silica Hldgs., Inc.	2,722	26,022
Valaris PLC Cl A	7,323	35,224
Whiting Petroleum Corp.*	3,364	27,013

		1,032,368

FINANCIALS (19.5%)
Ambac Financial Group, Inc.*	1,695	33,137
American Equity Investment Life Hldg. Co.	3,367	81,482
Ameris Bancorp	2,404	96,737
AMERISAFE, Inc.	718	47,467
Apollo Commercial Real Estate Finance, Inc.	5,303	101,659

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

ARMOUR Residential REIT, Inc.	2,197	36,800
Axos Financial, Inc.*	1,971	54,498
Banc of California, Inc.	1,661	23,487
Banner Corp.	1,281	71,954
Berkshire Hills Bancorp, Inc.	1,624	47,567
Blucora, Inc.*	1,802	38,995
Boston Private Financial Hldg., Inc.	3,099	36,119
Brookline Bancorp, Inc.	2,958	43,571
Cadence Bancorporation Cl A	4,738	83,104
Capstead Mortgage Corp.	3,559	26,159
Central Pacific Financial Corp.	1,057	30,019
City Hldg. Co.	606	46,207
Columbia Banking System, Inc.	2,700	99,630
Community Bank System, Inc.	1,910	117,828
Customers Bancorp, Inc.*	1,070	22,192
CVB Financial Corp.	4,929	102,868
Dime Community Bancshares, Inc.	1,147	24,557
Donnelley Financial Solutions, Inc.*	1,156	14,242
Eagle Bancorp, Inc.	1,268	56,578
eHealth, Inc.*	762	50,894
Employers Hldgs., Inc.	1,187	51,730
Encore Capital Group, Inc.*	1,018	33,925
Enova International, Inc.*	1,261	26,166
EZCORP, Inc. Cl A*	1,926	12,432
First BanCorp.	7,988	79,720
First Commonwealth Financial Corp.	3,655	48,538
First Financial Bancorp	3,643	89,162
First Midwest Bancorp, Inc.	4,089	79,654
Flagstar Bancorp, Inc.	1,048	39,143
Franklin Financial Network, Inc.	493	14,894
Glacier Bancorp, Inc.	3,175	128,461
Granite Point Mortgage Trust, Inc.	2,033	38,098
Great Western Bancorp, Inc.	2,103	69,399
Greenhill & Co., Inc.	588	7,715
Hanmi Financial Corp.	1,145	21,503
HCI Group, Inc.	244	10,258
Heritage Financial Corp.	1,368	36,881
HomeStreet, Inc.*	903	24,670
Hope Bancorp, Inc.	4,677	67,068
Horace Mann Educators Corp.	1,531	70,931
Independent Bank Corp.	1,273	95,029
INTL. FCStone, Inc.*	600	24,636
Invesco Mortgage Capital, Inc.	5,290	80,990
iShares Core S&P Small-Cap ETF	9,037	703,440
James River Group Hldgs. Ltd.	1,126	57,696
LegacyTexas Financial Group, Inc.	1,809	78,746
Meta Financial Group, Inc.	1,286	41,936
National Bank Hldgs. Corp. Cl A	1,151	39,353
NBT Bancorp, Inc.	1,626	59,495
New York Mortgage Trust, Inc.	9,704	59,097
NMI Hldgs., Inc. Cl A*	2,476	65,020
Northfield Bancorp, Inc.	1,612	25,889
Northwest Bancshares, Inc.	3,720	60,971
OFG Bancorp	1,893	41,457
Old National Bancorp.	6,372	109,630
Opus Bank	804	17,503
Oritani Financial Corp.	1,419	25,109
Pacific Premier Bancorp, Inc.	2,245	70,022
PennyMac Mortgage Investment Trust	3,258	72,425
Piper Jaffray Cos.	526	39,702
PRA Group, Inc.*	1,682	56,835
Preferred Bank	514	26,923
ProAssurance Corp.	2,001	80,580
Provident Financial Svcs., Inc.	2,251	55,217
Redwood Trust, Inc.	4,154	68,167
RLI Corp.	1,480	137,507
S&T Bancorp, Inc.	1,276	46,612
Safety Insurance Group, Inc.	543	55,022

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Seacoast Banking Corp. of Florida*	1,892	47,887
ServisFirst Bancshares, Inc.	1,704	56,488
Simmons First National Corp. Cl A	3,569	88,868
Southside Bancshares, Inc.	1,177	40,147
Stewart Information Svcs. Corp.	884	34,290
Third Point Reinsurance Ltd.*	2,961	29,581
Tompkins Financial Corp.	461	37,401
Triumph Bancorp, Inc.*	895	28,542
TrustCo Bank Corp.	3,593	29,283
United Community Banks, Inc.	2,923	82,867
United Fire Group, Inc.	795	37,349
United Insurance Hldgs. Corp.	774	10,828
Universal Insurance Hldgs., Inc.	1,166	34,968
Veritex Hldgs., Inc.	1,797	43,604
Virtus Investment Partners, Inc.	242	26,758
Waddell & Reed Financial, Inc. Cl A	2,706	46,489
Walker & Dunlop, Inc.	1,064	59,510
Westamerica Bancorporation	1,000	62,180
WisdomTree Investments, Inc.	4,382	22,896
World Acceptance Corp.*	235	29,965

		5,483,009

HEALTH CARE (11.8%)
Acorda Therapeutics, Inc.*	1,748	5,017
Addus HomeCare Corp.*	486	38,530
Akorn, Inc.*	3,414	12,973
AMAG Pharmaceuticals, Inc.*	1,246	14,391
AMN Healthcare Svcs., Inc.*	1,730	99,579
Amphastar Pharmaceuticals, Inc.*	1,279	25,363
AngioDynamics, Inc.*	1,385	25,512
ANI Pharmaceuticals, Inc.*	344	25,071
Anika Therapeutics, Inc.*	512	28,104
Arrowhead Pharmaceuticals, Inc.*	3,523	99,278
Assertio Therapeutics, Inc.*	2,414	3,090
BioTelemetry, Inc.*	1,256	51,157
Cambrex Corp.*	1,251	74,435
Cardiovascular Systems, Inc.*	1,307	62,108
Community Health Systems, Inc.*	4,426	15,933
Computer Programs & Systems, Inc.	462	10,446
CONMED Corp.	1,049	100,861
Corcept Therapeutics, Inc.*	3,786	53,515
CorVel Corp.*	338	25,586
Cross Country Healthcare, Inc.*	1,369	14,101
CryoLife, Inc.*	1,382	37,521
Cutera, Inc.*	522	15,258
Cytokinetics, Inc.*	2,180	24,808
Diplomat Pharmacy, Inc.*	2,141	10,491
Eagle Pharmaceuticals, Inc.*	373	21,101
Emergent BioSolutions, Inc.*	1,632	85,321
Enanta Pharmaceuticals, Inc.*	595	35,748
Endo International PLC*	7,481	24,014
Ensign Group, Inc.	1,870	88,694
Genomic Health, Inc.*	802	54,392
HealthStream, Inc.*	949	24,570
Heska Corp.*	260	18,426
HMS Hldgs. Corp.*	3,233	111,425
Innoviva, Inc.*	2,472	26,055
Inogen, Inc.*	680	32,579
Integer Hldgs. Corp.*	1,211	91,503
Invacare Corp.	1,269	9,518
Lannett Co, Inc.*	1,245	13,944
Lantheus Hldgs., Inc.*	1,454	36,445
LeMaitre Vascular, Inc.	601	20,542
LHC Group, Inc.*	1,100	124,916
Luminex Corp.	1,562	32,255
Magellan Health, Inc.*	813	50,487
Medicines Co.*	2,706	135,300
Medpace Hldgs., Inc.*	1,007	84,628
Meridian Bioscience, Inc.	1,581	15,004

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Merit Medical Systems, Inc.*	2,059	62,717
Mesa Laboratories, Inc.	149	35,428
Momenta Pharmaceuticals, Inc.*	3,640	47,174
Myriad Genetics, Inc.*	2,778	79,534
Natus Medical, Inc.*	1,268	40,373
Neogen Corp.*	1,946	132,542
NeoGenomics, Inc.*	3,847	73,555
NextGen Healthcare, Inc.*	1,787	28,002
Omnicell, Inc.*	1,541	111,368
OraSure Technologies, Inc.*	2,298	17,166
Orthofix Medical, Inc.*	707	37,485
Owens & Minor, Inc.	2,311	13,427
Pacira BioSciences, Inc.*	1,537	58,514
Phibro Animal Health Corp. Cl A	749	15,976
Progenics Pharmaceuticals, Inc.*	3,191	16,131
Providence Svc. Corp.*	428	25,449
REGENXBIO, Inc.*	1,154	41,082
Select Medical Hldgs. Corp.*	4,026	66,711
Spectrum Pharmaceuticals, Inc.*	4,135	34,300
Supernus Pharmaceuticals, Inc.*	1,938	53,256
Surmodics, Inc.*	501	22,916
Tabula Rasa HealthCare, Inc.*	732	40,216
Tactile Systems Technology, Inc.*	704	29,793
Tivity Health, Inc.*	1,600	26,608
US Physical Therapy, Inc.	476	62,142
Vanda Pharmaceuticals, Inc.*	1,965	26,095
Varex Imaging Corp.*	1,425	40,670
Xencor, Inc.*	1,791	60,410

		3,309,035

INDUSTRIALS (17.9%)
AAON, Inc.	1,510	69,369
AAR Corp.	1,217	50,152
ABM Industries, Inc.	2,441	88,657
Actuant Corp. Cl A	2,021	44,341
Aegion Corp. Cl A*	1,144	24,459
Aerojet Rocketdyne Hldgs., Inc.*	2,693	136,023
AeroVironment, Inc.*	802	42,955
Alamo Group, Inc.	358	42,144
Albany International Corp. Cl A	1,139	102,692
Allegiant Travel Co. Cl A	490	73,333
American Woodmark Corp.*	581	51,657
Apogee Enterprises, Inc.	991	38,639
Applied Industrial Technologies, Inc.	1,426	80,997
ArcBest Corp.	952	28,989
Arcosa, Inc.	1,799	61,544
Astec Industries, Inc.	832	25,875
Atlas Air Worldwide Hldgs., Inc.*	950	23,968
AZZ, Inc.	971	42,297
Barnes Group, Inc.	1,766	91,020
Brady Corp. Cl A	1,832	97,188
Briggs & Stratton Corp.	1,543	9,351
Chart Industries, Inc.*	1,338	83,438
CIRCOR International, Inc.*	739	27,749
Comfort Systems USA, Inc.	1,367	60,462
Cubic Corp.	1,161	81,769
DXP Enterprises, Inc.*	592	20,554
Echo Global Logistics, Inc.*	1,008	22,831
Encore Wire Corp.	782	44,011
EnPro Industries, Inc.	769	52,792
ESCO Technologies, Inc.	967	76,935
Exponent, Inc.	1,928	134,767
Federal Signal Corp.	2,233	73,108
Forrester Research, Inc.	393	12,631
Forward Air Corp.	1,048	66,779
Franklin Electric Co., Inc.	1,422	67,986
FTI Consulting, Inc.*	1,398	148,174
Gibraltar Industries, Inc.*	1,197	54,990
GMS, Inc.*	1,543	44,315

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Greenbrier Cos., Inc.	1,203	36,234
Griffon Corp.	1,578	33,091
Harsco Corp.*	2,967	56,254
Hawaiian Hldgs., Inc.	1,745	45,824
Heartland Express, Inc.	1,730	37,212
Heidrick & Struggles International, Inc.	710	19,383
Hillenbrand, Inc.	2,312	71,395
Hub Group, Inc. Cl A*	1,237	57,521
Insteel Industries, Inc.	680	13,960
Interface, Inc. Cl A	2,169	31,320
John Bean Technologies Corp.	1,193	118,620
Kaman Corp.	1,031	61,303
Kelly Svcs., Inc. Cl A	1,229	29,766
Korn Ferry	2,072	80,062
Lindsay Corp.	398	36,954
Lydall, Inc.*	653	16,266
Marten Transport Ltd.	1,435	29,819
Matson, Inc.	1,596	59,866
Matthews International Corp. Cl A	1,172	41,477
Mercury Systems, Inc.*	2,051	166,480
Mobile Mini, Inc.	1,661	61,224
Moog, Inc. Cl A	1,207	97,912
Mueller Industries, Inc.	2,098	60,171
MYR Group, Inc.*	614	19,212
National Presto Industries, Inc.	186	16,571
Navigant Consulting, Inc.	1,422	39,745
Park Aerospace Corp.	722	12,678
Patrick Industries, Inc.*	832	35,676
PGT Innovations, Inc.*	2,183	37,701
Pitney Bowes, Inc.	6,325	28,905
Powell Industries, Inc.	325	12,723
Proto Labs, Inc.*	1,001	102,202
Quanex Building Products Corp.	1,232	22,275
Raven Industries, Inc.	1,326	44,368
Resources Connection, Inc.	1,109	18,842
RR Donnelley & Sons Co.	2,613	9,851
Saia, Inc.*	964	90,327
Simpson Manufacturing Co., Inc.	1,514	105,026
SkyWest, Inc.	1,895	108,773
SPX Corp.*	1,635	65,416
SPX FLOW, Inc.*	1,573	62,071
Standex International Corp.	461	33,625
Team, Inc.*	1,111	20,054
Tennant Co.	676	47,793
Titan International, Inc.	1,842	4,973
Triumph Group, Inc.	1,860	42,557
TrueBlue, Inc.*	1,485	31,334
UniFirst Corp.	568	110,828
Universal Forest Products, Inc.	2,283	91,046
US Ecology, Inc.	821	52,495
Veritiv Corp.*	477	8,624
Viad Corp.	753	50,564
Vicor Corp.*	673	19,867
Wabash National Corp.	2,014	29,223
Watts Water Technologies, Inc. Cl A	1,026	96,167

		5,032,567

INFORMATION TECHNOLOGY (13.8%)
3D Systems Corp.*	4,380	35,697
8x8, Inc.*	3,703	76,726
ADTRAN, Inc.	1,772	20,103
Advanced Energy Industries, Inc.*	1,426	81,867
Agilysys, Inc.*	752	19,259
Alarm.com Hldgs., Inc.*	1,359	63,384
Anixter International, Inc.*	1,114	77,000
Applied Optoelectronics, Inc.*	706	7,921
Arlo Technologies, Inc.*	2,780	9,480
Axcelis Technologies, Inc.*	1,199	20,491
Badger Meter, Inc.	1,081	58,050

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Bel Fuse, Inc. Cl B	376	5,651
Benchmark Electronics, Inc.	1,401	40,713
Bottomline Technologies DE, Inc.*	1,421	55,916
Brooks Automation, Inc.	2,683	99,351
Cabot Microelectronics Corp.	1,080	152,507
CalAmp Corp.*	1,251	14,412
Cardtronics PLC Cl A*	1,367	41,338
CEVA, Inc.*	812	24,246
Cohu, Inc.	1,523	20,568
Comtech Telecommunications Corp.	898	29,185
CSG Systems International, Inc.	1,226	63,360
CTS Corp.	1,215	39,318
Daktronics, Inc.	1,389	10,258
Diebold Nixdorf, Inc.*	2,901	32,491
Digi International, Inc.*	1,046	14,247
Diodes, Inc.*	1,523	61,148
DSP Group, Inc.*	847	11,930
Ebix, Inc.	828	34,859
ePlus, Inc.*	502	38,197
EVERTEC, Inc.	2,210	68,996
ExlService Hldgs., Inc.*	1,275	85,374
Extreme Networks, Inc.*	4,481	32,599
Fabrinet*	1,377	72,017
FARO Technologies, Inc.*	644	31,137
FormFactor, Inc.*	2,787	51,964
Harmonic, Inc.*	3,321	21,852
Ichor Hldgs. Ltd.*	833	20,142
II-VI, Inc.*	996	35,069
Insight Enterprises, Inc.*	1,333	74,235
Itron, Inc.*	1,299	96,074
KEMET Corp.	2,163	39,323
Knowles Corp.*	3,184	64,763
Kulicke & Soffa Industries, Inc.	2,348	55,131
LivePerson, Inc.*	2,278	81,325
ManTech International Corp. Cl A	997	71,196
MaxLinear, Inc. Cl A*	2,404	53,801
Methode Electronics, Inc.	1,387	46,659
MicroStrategy, Inc. Cl A*	306	45,401
Monotype Imaging Hldgs., Inc.	1,535	30,408
MTS Systems Corp.	666	36,797
Nanometrics, Inc.*	871	28,412
NETGEAR, Inc.*	1,146	36,924
NIC, Inc.	2,484	51,295
OneSpan, Inc.*	1,220	17,690
OSI Systems, Inc.*	630	63,983
PDF Solutions, Inc.*	1,038	13,567
Perficient, Inc.*	1,217	46,952
Photronics, Inc.*	2,495	27,146
Plexus Corp.*	1,087	67,948
Power Integrations, Inc.	1,088	98,388
Progress Software Corp.	1,664	63,332
Qualys, Inc.*	1,258	95,067
Rambus, Inc.*	4,101	53,826
Rogers Corp.*	696	95,150
Rudolph Technologies, Inc.*	1,147	30,235
Sanmina Corp.*	2,585	83,004
ScanSource, Inc.*	935	28,564
SMART Global Hldgs., Inc.*	493	12,562
SolarEdge Technologies, Inc.*	1,760	147,347
SPS Commerce, Inc.*	1,297	61,050
Sykes Enterprises, Inc.*	1,438	44,060
TiVo Corp.	4,678	35,623
TTEC Hldgs., Inc.	534	25,568
TTM Technologies, Inc.*	3,648	44,487
Ultra Clean Hldgs., Inc.*	1,473	21,557
Unisys Corp.*	1,904	14,147
Veeco Instruments, Inc.*	1,815	21,199
Viavi Solutions, Inc.*	8,510	119,183

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Virtusa Corp.*	1,117	40,234
Xperi Corp.	1,830	37,844

		3,900,280

MATERIALS (4.5%)
AdvanSix, Inc.*	1,029	26,466
AK Steel Hldg. Corp.*	11,584	26,296
American Vanguard Corp.	986	15,480
Balchem Corp.	1,208	119,822
Boise Cascade Co.	1,443	47,028
Century Aluminum Co.*	1,833	12,162
Clearwater Paper Corp.*	602	12,714
Ferro Corp.*	3,018	35,793
FutureFuel Corp.	960	11,462
GCP Applied Technologies, Inc.*	1,987	38,250
Hawkins, Inc.	359	15,258
Haynes International, Inc.	465	16,665
HB Fuller Co.	1,889	87,952
Innophos Hldgs., Inc.	716	23,241
Innospec, Inc.	909	81,028
Kaiser Aluminum Corp.	590	58,392
Koppers Hldgs., Inc.*	768	22,433
Kraton Corp.*	1,168	37,715
Livent Corp.*	5,408	36,180
LSB Industries, Inc.*	808	4,185
Materion Corp.	760	46,634
Mercer International, Inc.	1,477	18,522
Myers Industries, Inc.	1,313	23,174
Neenah, Inc.	626	40,765
Olympic Steel, Inc.	334	4,810
PH Glatfelter Co.	1,626	25,024
Quaker Chemical Corp.	480	75,907
Rayonier Advanced Materials, Inc.	1,840	7,967
Schweitzer-Mauduit International, Inc.	1,145	42,869
Stepan Co.	744	72,213
SunCoke Energy, Inc.*	3,381	19,069
TimkenSteel Corp.*	1,453	9,139
Tredegar Corp.	917	17,900
Trinseo S.A.	1,477	63,437
US Concrete, Inc.*	587	32,449
Warrior Met Coal, Inc.	1,912	37,322

		1,265,723

REAL ESTATE (6.7%)
Acadia Realty Trust	3,120	89,170
Agree Realty Corp.	1,554	113,675
American Assets Trust, Inc.	1,769	82,683
Armada Hoffler Properties, Inc.	1,964	35,529
CareTrust REIT, Inc.	3,554	83,537
CBL & Associates Properties, Inc.	6,196	7,993
Cedar Realty Trust, Inc.	3,144	9,432
Chatham Lodging Trust	1,726	31,327
Community Healthcare Trust, Inc.	676	30,116
DiamondRock Hospitality Co.	7,382	75,665
Easterly Government Properties, Inc.	2,633	56,083
Four Corners Property Trust, Inc.	2,537	71,746
Franklin Street Properties Corp. Cl C	3,963	33,527
Getty Realty Corp.	1,267	40,620
Global Net Lease, Inc.	3,115	60,742
Hersha Hospitality Trust Cl A	1,343	19,984
Independence Realty Trust, Inc.	3,348	47,910
Innovative Industrial Properties, Inc. Cl A	421	38,888
iStar, Inc.	2,196	28,658
Kite Realty Group Trust	3,092	49,936
Lexington Realty Trust Cl B	9,202	94,320
LTC Properties, Inc.	1,471	75,345
Marcus & Millichap, Inc.*	868	30,805
National Storage Affiliates Trust	2,196	73,281
Office Properties Income Trust	1,783	54,631
Pennsylvania REIT	2,170	12,412

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

RE/MAX Hldgs., Inc. Cl A			659	21,193
Realogy Hldgs. Corp.			4,139	27,649
Retail Opportunity Investments Corp.			4,218	76,894
RPT Realty			2,960	40,108
Saul Centers, Inc.			435	23,712
Summit Hotel Properties, Inc.			3,872	44,915
Universal Health Realty Income Trust			470	48,316
Urstadt Biddle Properties, Inc. Cl A			1,105	26,188
Washington Prime Group, Inc.			6,881	28,487
Washington Real Estate Investment Trust			2,963	81,068
Whitestone REIT Cl B			1,489	20,489
Xenia Hotels & Resorts, Inc.			4,155	87,753

				1,874,787

UTILITIES (2.3%)
American States Water Co.			1,375	123,558
Avista Corp.			2,449	118,630
California Water Svc. Group			1,797	95,115
El Paso Electric Co.			1,515	101,626
Northwest Natural Hldg. Co.			1,129	80,543
South Jersey Industries, Inc.			3,429	112,849

				632,321

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $29,636,998) 99.8%				28,043,695

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
JP Morgan Chase, New York Time Deposit	1.15	10/01/19	145,573	145,573

TOTAL TEMPORARY CASH INVESTMENT (Cost: $145,573) 0.5%				145,573

TOTAL INVESTMENTS (Cost: $29,782,571) 100.3%				28,189,268

OTHER NET ASSETS -0.3%				(86,637)

NET ASSETS 100.0%				$28,102,631

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.4%)
Discovery, Inc. Cl A*	16,930	450,846
Discovery, Inc. Cl C*	17,770	437,497
Lions Gate Entertainment Corp. Cl A*	8,840	81,770
MSG Networks, Inc. Cl A*	21,903	355,267

		1,325,380

CONSUMER DISCRETIONARY (3.6%)
Capri Hldgs. Ltd.*	14,110	467,888
Foot Locker, Inc.	11,430	493,319
Hilton Grand Vacations, Inc.*	5,630	180,160
Marriott Vacations Worldwide Corp.	11,373	1,178,357
Qurate Retail, Inc. Cl A*	17,450	179,997
Ralph Lauren Corp. Cl A	5,037	480,882
Taylor Morrison Home Corp. Cl A*	12,722	330,009

		3,310,612

CONSUMER STAPLES (2.4%)
Constellation Brands, Inc. Cl A	3,279	679,671
Ingredion, Inc.	4,571	373,633
Tyson Foods, Inc. Cl A	6,140	528,900
Vector Group Ltd.	51,727	616,068

		2,198,272

ENERGY (5.1%)
Baker Hughes, a GE Co. Cl A	18,432	427,622
Cheniere Energy, Inc.*	9,937	626,627
Devon Energy Corp.	11,220	269,953
Hess Corp.	7,538	455,898
MPLX LP	16,998	476,114
Noble Energy, Inc.	26,701	599,705
PBF Energy, Inc. Cl A	45,343	1,232,876
Williams Cos., Inc.	25,751	619,569

		4,708,364

FINANCIALS (22.9%)
American Financial Group, Inc.	12,849	1,385,765
Ameriprise Financial, Inc.	11,272	1,658,111
Associated Banc-Corp.	50,204	1,016,631
BankUnited, Inc.	23,723	797,567
Citizens Financial Group, Inc.	9,210	325,758
Discover Financial Svcs.	12,401	1,005,597
Everest Re Group Ltd.	4,106	1,092,565
Fifth Third Bancorp	33,176	908,359
Hartford Financial Svcs. Group, Inc.	21,415	1,297,963
iShares Russell Mid-Cap Value ETF	25,760	2,310,672
KeyCorp	62,392	1,113,073
Lincoln National Corp.	15,429	930,677
Progressive Corp.	23,743	1,834,147
Reinsurance Group of America, Inc. Cl A	7,392	1,181,833
Starwood Property Trust, Inc.	34,048	824,642
SVB Financial Group*	2,719	568,135
Synchrony Financial	10,153	346,116
Voya Financial, Inc.	27,446	1,494,160
Zions Bancorporation	21,460	955,399

		21,047,170

HEALTH CARE (5.8%)
Agilent Technologies, Inc.	16,100	1,233,743
Boston Scientific Corp.*	15,930	648,192
Centene Corp.*	14,054	607,976
Hill-Rom Hldgs., Inc.	8,790	924,972
Humana, Inc.	3,104	793,600
Zimmer Biomet Hldgs., Inc.	8,083	1,109,553

		5,318,036

INDUSTRIALS (13.5%)
Alaska Air Group, Inc.	21,680	1,407,249
Kirby Corp.*	12,124	996,108
L-3 Harris Technologies, Inc.	13,644	2,846,684

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Mueller Industries, Inc.	36,510	1,047,107
Old Dominion Freight Line, Inc.	13,893	2,361,393
Oshkosh Corp.	10,661	808,104
Stanley Black & Decker, Inc.	10,266	1,482,513
Stericycle, Inc.*	10,140	516,430
United Rentals, Inc.*	7,919	987,024

		12,452,612

INFORMATION TECHNOLOGY (6.7%)
Analog Devices, Inc.	5,583	623,789
Ciena Corp.*	10,740	421,330
DXC Technology Co.	10,227	301,697
Fidelity National Information Svcs., Inc.	7,299	969,015
KLA Corp.	2,330	371,518
LogMeIn, Inc.	5,250	372,540
MKS Instruments, Inc.	2,560	236,237
Nokia Oyj	70,700	357,742
Perspecta, Inc.	13,053	340,944
Proofpoint, Inc.*	5,400	696,870
PTC, Inc.*	7,380	503,168
Qorvo, Inc.*	5,940	440,392
ViaSat, Inc.*	1,350	101,682
Western Digital Corp.	7,122	424,756

		6,161,680

MATERIALS (9.7%)
Crown Hldgs., Inc.*	34,085	2,251,655
FMC Corp.	7,320	641,818
Freeport-McMoRan, Inc.	85,960	822,637
International Paper Co.	17,549	733,899
Mosaic Co.	7,050	144,525
Newmont Goldcorp Corp.	7,430	281,746
Nucor Corp.	9,932	505,638
Olin Corp.	43,150	807,768
Packaging Corp. of America	21,659	2,298,020
Steel Dynamics, Inc.	15,317	456,447

		8,944,153

REAL ESTATE (14.0%)
Alexander’s, Inc.	1,137	396,142
American Campus Communities, Inc.	14,140	679,851
Apartment Investment & Management Co. Cl A	18,559	967,666
AvalonBay Communities, Inc.	5,202	1,120,147
Brandywine Realty Trust	58,091	880,079
Duke Realty Corp.	51,172	1,738,313
Equity LifeStyle Properties, Inc.	4,221	563,926
GEO Group, Inc.	28,610	496,097
Host Hotels & Resorts, Inc.	46,595	805,628
Kilroy Realty Corp.	8,734	680,291
Liberty Property Trust	12,130	622,633
Macerich Co.	8,560	270,410
Prologis, Inc.	5,967	508,508
Regency Centers Corp.	3,926	272,818
Spirit Realty Capital, Inc.	16,690	798,783
Vornado Realty Trust	7,493	477,079
Welltower, Inc.	13,332	1,208,546
Weyerhaeuser Co.	15,789	437,355

		12,924,272

UTILITIES (12.4%)
AES Corp.	41,460	677,457
Ameren Corp.	18,208	1,457,550
Consolidated Edison, Inc.	14,115	1,333,444
Edison International	6,761	509,915
Entergy Corp.	10,621	1,246,481
Evergy, Inc.	22,442	1,493,740
Eversource Energy	10,994	939,657
FirstEnergy Corp.	24,306	1,172,278
PPL Corp.	28,507	897,685
Public Svc. Enterprise Group, Inc.	26,919	1,671,132

		11,399,339

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

TOTAL COMMON STOCKS (Cost: $70,469,087) 97.5%	89,789,890

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.3%)
FHLB	A-1+	1.50	10/01/19	2,100,000	2,100,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,100,000) 2.3%					2,100,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		1.15	10/01/19	30,431	30,431

TOTAL TEMPORARY CASH INVESTMENT (Cost: $30,431) 0.0% (2)					30,431

TOTAL INVESTMENTS (Cost: $72,599,518) 99.8%					91,920,321

OTHER NET ASSETS 0.2%					169,435

NET ASSETS 100.0%					$92,089,756

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.3%)
AMC Networks, Inc. Cl A*	37,458	1,841,435
Cable One, Inc.	4,277	5,366,352
Cinemark Hldgs., Inc.	90,321	3,490,003
John Wiley & Sons, Inc. Cl A	37,323	1,639,973
Live Nation Entertainment, Inc.*	118,428	7,856,514
Meredith Corp.	34,046	1,248,126
New York Times Co. Cl A	122,641	3,492,816
TEGNA, Inc.	183,261	2,846,043
Telephone & Data Systems, Inc.	82,647	2,132,293
World Wrestling Entertainment, Inc. Cl A	40,376	2,872,752
Yelp, Inc. Cl A*	55,037	1,912,536

		34,698,843

CONSUMER DISCRETIONARY (12.0%)
Aaron’s, Inc.	57,504	3,695,207
Adient PLC	73,815	1,694,792
Adtalem Global Education, Inc.*	46,873	1,785,393
American Eagle Outfitters, Inc.	135,458	2,197,129
AutoNation, Inc.*	49,935	2,531,705
Bed Bath & Beyond, Inc.	108,869	1,158,366
Boyd Gaming Corp.	68,230	1,634,109
Brinker International, Inc.	32,057	1,367,872
Brunswick Corp.	72,992	3,804,343
Caesars Entertainment Corp.*	472,593	5,510,434
Carter’s, Inc.	38,091	3,474,280
Cheesecake Factory, Inc.	35,083	1,462,260
Churchill Downs, Inc.	30,372	3,749,575
Cracker Barrel Old Country Store, Inc.	20,380	3,314,807
Dana, Inc.	121,974	1,761,305
Deckers Outdoor Corp.*	24,545	3,616,951
Delphi Technologies PLC	73,250	981,550
Dick’s Sporting Goods, Inc.	55,894	2,281,034
Dillard’s, Inc. Cl A	8,730	577,140
Domino’s Pizza, Inc.	35,196	8,608,590
Dunkin’ Brands Group, Inc.	70,673	5,608,609
Eldorado Resorts, Inc.*	55,716	2,221,397
Etsy, Inc.*	102,553	5,794,244
Five Below, Inc.*	47,321	5,967,178
Foot Locker, Inc.	93,535	4,036,971
Gentex Corp.	216,450	5,959,951
Goodyear Tire & Rubber Co.	195,863	2,821,406
Graham Hldgs. Co. Cl B	3,700	2,454,765
GrubHub, Inc.*	78,080	4,388,877
Helen of Troy Ltd.*	21,313	3,360,207
International Speedway Corp. Cl A	20,291	913,298
Jack in the Box, Inc.	21,977	2,002,544
KB Home	72,593	2,468,162
Marriott Vacations Worldwide Corp.	32,875	3,406,179
Mattel, Inc.*	293,698	3,345,220
Murphy USA, Inc.*	25,528	2,177,538
Ollie’s Bargain Outlet Hldgs., Inc.*	46,648	2,735,439
Papa John’s International, Inc.	18,652	976,432
Penn National Gaming, Inc.*	92,405	1,721,043
Polaris, Inc.	48,868	4,300,873
Pool Corp.	33,935	6,844,690
Sally Beauty Hldgs., Inc.*	102,363	1,524,185
Scientific Games Corp.*	45,855	933,149
Service Corp. International	155,135	7,417,004
Six Flags Entertainment Corp.	66,658	3,385,560

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Skechers U.S.A., Inc. Cl A*	113,544	4,240,869
Sotheby’s*	27,746	1,580,967
Tempur Sealy International, Inc.*	39,290	3,033,188
Texas Roadhouse, Inc. Cl A	55,868	2,934,187
Thor Industries, Inc.	46,726	2,646,561
Toll Brothers, Inc.	109,552	4,497,110
TRI Pointe Group, Inc.*	120,890	1,818,186
Urban Outfitters, Inc.*	59,879	1,682,001
Visteon Corp.*	23,738	1,959,335
Wendy’s Co.	157,856	3,153,963
Williams-Sonoma, Inc.	66,398	4,513,736
Weight Watchers International, Inc.*	39,473	1,492,869
Wyndham Destinations, Inc.	78,150	3,596,463
Wyndham Hotels & Resorts, Inc.	81,969	4,241,076

		183,362,274

CONSUMER STAPLES (2.7%)
Boston Beer Co., Inc. Cl A*	7,814	2,844,921
Casey’s General Stores, Inc.	31,310	5,045,920
Edgewell Personal Care Co.*	45,912	1,491,681
Energizer Hldgs., Inc.	54,554	2,377,463
Flowers Foods, Inc.	163,595	3,783,952
Hain Celestial Group, Inc.*	68,160	1,463,736
Ingredion, Inc.	56,613	4,627,547
Lancaster Colony Corp.	16,787	2,327,518
Nu Skin Enterprises, Inc. Cl A	47,282	2,010,903
Pilgrim’s Pride Corp.*	44,614	1,429,656
Post Hldgs., Inc.*	58,262	6,166,450
Sanderson Farms, Inc.	16,725	2,530,994
Spectrum Brands Hldgs., Inc.	5,369	283,054
Sprouts Farmers Market, Inc.*	100,309	1,939,976
Tootsie Roll Industries, Inc.	14,338	532,513
TreeHouse Foods, Inc.*	47,396	2,628,108

		41,484,392

ENERGY (2.1%)
Antero Midstream Corp.	217,265	1,607,761
Apergy Corp.*	66,179	1,790,142
Chesapeake Energy Corp.*	952,972	1,343,691
CNX Resources Corp.*	161,028	1,169,063
Core Laboratories N.V.	37,357	1,741,583
EQT Corp.	217,069	2,309,614
Equitrans Midstream Corp.	172,428	2,508,827
Matador Resources Co.*	92,189	1,523,884
Murphy Oil Corp.	130,488	2,885,090
Oasis Petroleum, Inc.*	242,680	839,673
Oceaneering International, Inc.*	83,968	1,137,766
Patterson-UTI Energy, Inc.	170,862	1,460,870
PBF Energy, Inc. Cl A	86,375	2,348,536
Southwestern Energy Co.*	461,441	890,581
Transocean Ltd.*	487,786	2,180,404
World Fuel Svcs. Corp.	55,766	2,227,294
WPX Energy, Inc.*	358,199	3,793,328

		31,758,107

FINANCIALS (16.2%)
Alleghany Corp.*	12,280	9,796,493
American Financial Group, Inc.	63,415	6,839,308
Associated Banc-Corp.	137,965	2,793,791
BancorpSouth Bank	79,830	2,363,766
Bank of Hawaii Corp.	34,478	2,962,695
Bank OZK	103,126	2,812,246
Brighthouse Financial, Inc.*	94,575	3,827,450
Brown & Brown, Inc.	198,464	7,156,612
Cathay General Bancorp	64,499	2,240,373

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

CNO Financial Group, Inc.	132,486	2,097,253
Commerce Bancshares, Inc.	84,086	5,099,816
Cullen/Frost Bankers, Inc.	48,262	4,273,600
East West Bancorp, Inc.	123,628	5,475,484
Eaton Vance Corp.	96,125	4,318,896
Evercore, Inc. Cl A	33,974	2,721,317
FactSet Research Systems, Inc.	32,603	7,921,551
Federated Investors, Inc. Cl B	82,017	2,658,171
First American Financial Corp.	95,273	5,622,060
First Financial Bankshares, Inc.	115,242	3,841,016
First Horizon National Corp.	266,114	4,311,047
FirstCash, Inc.	36,693	3,363,647
FNB Corp.	276,486	3,187,884
Fulton Financial Corp.	141,217	2,284,891
Genworth Financial, Inc. Cl A*	428,941	1,887,340
Green Dot Corp. Cl A*	40,584	1,024,746
Hancock Whitney Corp.	77,175	2,955,417
Hanover Insurance Group, Inc.	33,701	4,567,834
Home BancShares, Inc.	132,299	2,486,560
Interactive Brokers Group, Inc. Cl A	65,280	3,510,758
International Bancshares Corp.	49,132	1,897,478
Janus Henderson Group PLC	135,574	3,044,992
Jefferies Financial Group, Inc.	214,787	3,952,081
Kemper Corp.	53,196	4,146,628
Legg Mason, Inc.	69,393	2,650,119
LendingTree, Inc.*	6,517	2,023,072
Mercury General Corp.	23,023	1,286,525
Navient Corp.	172,994	2,214,323
New York Community Bancorp, Inc.	396,616	4,977,531
Old Republic International Corp.	241,826	5,699,839
PacWest Bancorp	100,380	3,647,809
Pinnacle Financial Partners, Inc.	61,398	3,484,336
Primerica, Inc.	35,608	4,530,406
Prosperity Bancshares, Inc.	58,660	4,143,156
Reinsurance Group of America, Inc. Cl A	53,516	8,556,138
RenaissanceRe Hldgs. Ltd.	37,664	7,286,101
SEI Investments Co.	107,891	6,393,081
Selective Insurance Group, Inc.	50,790	3,818,900
Signature Bank	46,495	5,543,134
SLM Corp.	363,502	3,207,905
Sterling Bancorp	174,740	3,505,284
Stifel Financial Corp.	59,154	3,394,257
Synovus Financial Corp.	130,972	4,683,559
TCF Financial Corp.	130,479	4,967,335
Texas Capital Bancshares, Inc.*	42,871	2,342,900
Trustmark Corp.	54,730	1,866,840
UMB Financial Corp.	36,694	2,369,699
Umpqua Hldgs. Corp.	187,352	3,083,814
United Bankshares, Inc.	86,558	3,277,951
Valley National Bancorp	282,128	3,066,731
Washington Federal, Inc.	67,520	2,497,565
Webster Financial Corp.	78,464	3,677,608
Wintrust Financial Corp.	48,191	3,114,584
WR Berkley Corp.	123,223	8,900,397

		247,654,100

HEALTH CARE (9.4%)
Acadia Healthcare Co., Inc.*	75,540	2,347,783
Allscripts Healthcare Solutions, Inc.*	141,250	1,550,925
Amedisys, Inc.*	27,406	3,590,460
Avanos Medical, Inc.*	40,607	1,521,138
Bio-Rad Laboratories, Inc. Cl A*	18,259	6,075,499
Bio-Techne Corp.	32,355	6,330,903
Cantel Medical Corp.	31,202	2,333,910

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Catalent, Inc.*	124,435	5,930,572
Charles River Laboratories International, Inc.*	41,521	5,496,135
Chemed Corp.	13,583	5,671,853
Covetrus, Inc.*	83,301	990,449
Encompass Health Corp.	83,622	5,291,600
Exelixis, Inc.*	257,834	4,559,794
Globus Medical, Inc. Cl A*	65,315	3,338,903
Haemonetics Corp.*	43,399	5,474,350
HealthEquity, Inc.*	60,275	3,444,415
Hill-Rom Hldgs., Inc.	56,837	5,980,957
ICU Medical, Inc.*	16,337	2,607,385
Integra LifeSciences Hldgs. Corp.*	60,458	3,631,712
Ligand Pharmaceuticals, Inc.*	16,184	1,610,956
LivaNova PLC*	41,045	3,028,711
Masimo Corp.*	41,868	6,229,540
Medidata Solutions, Inc.*	52,934	4,843,461
MEDNAX, Inc.*	71,484	1,616,968
Molina Healthcare, Inc.*	53,428	5,862,120
NuVasive, Inc.*	44,430	2,815,973
Patterson Cos., Inc.	73,186	1,304,175
Penumbra, Inc.*	27,252	3,665,121
PRA Health Sciences, Inc.*	53,221	5,281,120
Prestige Consumer Healthcare, Inc.*	42,673	1,480,326
Repligen Corp.*	39,398	3,021,433
STERIS PLC	72,057	10,411,516
Syneos Health, Inc. Cl A*	52,989	2,819,545
Tenet Healthcare Corp.*	88,105	1,948,883
United Therapeutics Corp.*	37,240	2,969,890
West Pharmaceutical Svcs., Inc.	62,786	8,904,310

		143,982,791

INDUSTRIALS (15.3%)
Acuity Brands, Inc.	33,728	4,546,197
AECOM*	134,194	5,040,327
AGCO Corp.	53,733	4,067,588
ASGN, Inc.*	44,891	2,821,848
Avis Budget Group, Inc.*	49,706	1,404,692
Axon Enterprise, Inc.*	50,285	2,855,182
Brink’s Co.	42,435	3,519,983
Carlisle Cos., Inc.	48,059	6,994,507
Clean Harbors, Inc.*	43,711	3,374,489
Colfax Corp.*	70,820	2,058,029
Crane Co.	43,234	3,485,957
Curtiss-Wright Corp.	36,316	4,698,201
Deluxe Corp.	36,536	1,796,110
Donaldson Co., Inc.	108,401	5,645,524
Dycom Industries, Inc.*	26,687	1,362,372
EMCOR Group, Inc.	47,650	4,103,618
EnerSys	36,224	2,388,611
Fluor Corp.	118,470	2,266,331
GATX Corp.	30,292	2,348,539
Genesee & Wyoming, Inc. Cl A*	48,144	5,320,393
Graco, Inc.	141,780	6,527,551
Granite Construction, Inc.	39,676	1,274,790
Healthcare Svcs. Group, Inc.	63,351	1,538,796
Herman Miller, Inc.	50,486	2,326,900
HNI Corp.	36,404	1,292,342
Hubbell, Inc. Cl B	46,397	6,096,566
Insperity, Inc.	32,901	3,244,697
ITT, Inc.	74,701	4,570,954
JetBlue Airways Corp.*	251,483	4,212,340
KAR Auction Svcs, Inc.	113,565	2,788,021
Kennametal, Inc.	70,010	2,152,107
Kirby Corp.*	50,782	4,172,249

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Knight-Swift Transportation Hldgs., Inc. Cl A	104,186	3,781,952
Landstar System, Inc.	33,676	3,791,244
Lennox International, Inc.	29,963	7,280,110
Lincoln Electric Hldgs., Inc.	52,444	4,550,041
ManpowerGroup, Inc.	50,674	4,268,778
MasTec, Inc.*	50,995	3,311,105
MSA Safety, Inc.	30,307	3,306,797
MSC Industrial Direct Co., Inc. Cl A	38,278	2,776,303
Nordson Corp.	43,584	6,374,596
NOW, Inc.*	92,963	1,066,286
nVent Electric PLC	132,297	2,915,826
Old Dominion Freight Line, Inc.	54,473	9,258,776
Oshkosh Corp.	57,961	4,393,444
Owens Corning	91,887	5,807,258
Regal Beloit Corp.	35,450	2,582,532
Resideo Technologies, Inc.*	104,691	1,502,316
Ryder System, Inc.	45,466	2,353,775
Stericycle, Inc.*	77,119	3,927,670
Teledyne Technologies, Inc.*	30,983	9,976,216
Terex Corp.	55,462	1,440,348
Tetra Tech, Inc.	46,459	4,030,783
Timken Co.	58,182	2,531,499
Toro Co.	90,623	6,642,666
Trex Co., Inc.*	49,686	4,517,948
Trinity Industries, Inc.	87,117	1,714,463
Valmont Industries, Inc.	18,421	2,550,203
Watsco, Inc.	27,742	4,693,391
Werner Enterprises, Inc.	37,611	1,327,668
Woodward, Inc.	48,050	5,181,232
XPO Logistics, Inc.*	78,589	5,624,615

		233,775,652

INFORMATION TECHNOLOGY (14.6%)
ACI Worldwide, Inc.*	99,401	3,113,736
Arrow Electronics, Inc.*	70,857	5,284,515
Avnet, Inc.	88,314	3,928,648
Belden, Inc.	32,985	1,759,420
Blackbaud, Inc.	41,923	3,787,324
CACI International, Inc. Cl A*	21,272	4,919,363
CDK Global, Inc.	102,532	4,930,764
Ciena Corp.*	131,735	5,167,964
Cirrus Logic, Inc.*	49,590	2,657,032
Cognex Corp.	146,238	7,184,673
Coherent, Inc.*	20,546	3,158,331
CommVault Systems, Inc.*	35,084	1,568,606
CoreLogic, Inc.*	68,435	3,166,487
Cree, Inc.*	90,910	4,454,590
Cypress Semiconductor Corp.	314,110	7,331,327
Fair Isaac Corp.*	24,665	7,486,321
First Solar, Inc.*	64,585	3,746,576
II-VI, Inc.*	73,830	2,599,554
InterDigital, Inc.	26,332	1,381,640
j2 Global, Inc.	39,530	3,590,115
Jabil, Inc.	118,757	4,247,938
KBR, Inc.	120,016	2,945,193
Littelfuse, Inc.	20,935	3,711,985
LiveRamp Hldgs., Inc.*	56,130	2,411,345
LogMeIn, Inc.	42,222	2,996,073
Lumentum Hldgs., Inc.*	65,671	3,517,339
Manhattan Associates, Inc.*	54,324	4,382,317
MAXIMUS, Inc.	54,443	4,206,266
MKS Instruments, Inc.	46,458	4,287,144
Monolithic Power Systems, Inc.	34,167	5,317,410
National Instruments Corp.	100,722	4,229,317

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

NCR Corp.*	108,400	3,421,104
NetScout Systems, Inc.*	56,553	1,304,112
Perspecta, Inc.	117,597	3,071,634
Plantronics, Inc.	27,515	1,026,860
PTC, Inc.*	88,264	6,017,839
Sabre Corp.	232,516	5,207,196
Science Applications International Corp.	42,193	3,685,558
Semtech Corp.*	56,622	2,752,396
Silicon Laboratories, Inc.*	36,900	4,108,815
Synaptics, Inc.*	28,046	1,120,438
SYNNEX Corp.	34,709	3,918,646
Tech Data Corp.*	30,240	3,152,218
Teradata Corp.*	97,114	3,010,534
Teradyne, Inc.	144,684	8,378,651
Trimble, Inc.*	213,776	8,296,646
Tyler Technologies, Inc.*	32,936	8,645,700
Universal Display Corp.	36,008	6,045,743
Versum Materials, Inc.	92,882	4,916,244
ViaSat, Inc.*	48,896	3,682,847
Vishay Intertechnology, Inc.	112,667	1,907,452
WEX, Inc.*	36,865	7,449,310
Zebra Technologies Corp. Cl A*	46,013	9,495,703

		224,084,959

MATERIALS (5.8%)
Allegheny Technologies, Inc.*	107,418	2,175,214
AptarGroup, Inc.	54,530	6,459,078
Ashland Global Hldgs., Inc.	51,371	3,958,135
Cabot Corp.	48,973	2,219,456
Carpenter Technology Corp.	40,639	2,099,411
Chemours Co.	138,073	2,062,811
Commercial Metals Co.	100,136	1,740,364
Compass Minerals International, Inc.	28,849	1,629,680
Domtar Corp.	53,263	1,907,348
Eagle Materials, Inc.	35,691	3,212,547
Greif, Inc. Cl A	22,220	841,916
Ingevity Corp.*	35,538	3,015,044
Louisiana-Pacific Corp.	105,010	2,581,146
Minerals Technologies, Inc.	29,855	1,585,002
NewMarket Corp.	6,278	2,963,781
Olin Corp.	139,485	2,611,159
Owens-Illinois, Inc.	131,477	1,350,269
PolyOne Corp.	65,528	2,139,489
Reliance Steel & Aluminum Co.	56,635	5,644,244
Royal Gold, Inc.	55,904	6,887,932
RPM International, Inc.	110,169	7,580,729
Scotts Miracle-Gro Co.	33,718	3,433,167
Sensient Technologies Corp.	36,018	2,472,636
Silgan Hldgs., Inc.	66,245	1,989,668
Sonoco Products Co.	85,142	4,956,116
Steel Dynamics, Inc.	185,987	5,542,413
United States Steel Corp.	144,030	1,663,546
Valvoline, Inc.	159,990	3,524,580
Worthington Industries, Inc.	31,565	1,137,918

		89,384,799

REAL ESTATE (11.0%)
Alexander & Baldwin, Inc.	57,698	1,414,178
American Campus Communities, Inc.	116,666	5,609,301
Brixmor Property Group, Inc.	251,755	5,108,109
Camden Property Trust	82,068	9,110,369
CoreCivic, Inc.	101,095	1,746,922
CoreSite Realty Corp.	31,362	3,821,460
Corporate Office Properties Trust	94,775	2,822,400
Cousins Properties, Inc.	124,130	4,666,046

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

CyrusOne, Inc.	96,128	7,603,725
Douglas Emmett, Inc.	139,716	5,984,036
EastGroup Properties, Inc.	31,836	3,980,137
EPR Properties	65,846	5,060,924
First Industrial Realty Trust, Inc.	107,314	4,245,342
GEO Group, Inc.	103,163	1,788,846
Healthcare Realty Trust, Inc.	109,735	3,676,123
Highwoods Properties, Inc.	87,946	3,952,293
JBG SMITH Properties	99,784	3,912,531
Jones Lang LaSalle, Inc.	43,764	6,085,822
Kilroy Realty Corp.	78,779	6,136,096
Lamar Advertising Co. Cl A	73,009	5,981,627
Liberty Property Trust	133,977	6,877,039
Life Storage, Inc.	39,620	4,176,344
Mack-Cali Realty Corp.	76,820	1,663,921
Medical Properties Trust, Inc.	379,200	7,417,152
National Retail Properties, Inc.	145,448	8,203,267
Omega Healthcare Investors, Inc.	183,696	7,676,656
Park Hotels & Resorts, Inc.	202,378	5,053,378
Pebblebrook Hotel Trust	110,607	3,077,087
PotlatchDeltic Corp.	57,158	2,348,336
PS Business Parks, Inc.	17,002	3,093,514
Rayonier, Inc.	110,365	3,112,293
Sabra Health Care REIT, Inc.	160,729	3,690,338
Senior Housing Properties Trust	201,934	1,868,899
Service Properties Trust	139,168	3,589,143
Spirit Realty Capital, Inc.	76,302	3,651,814
Tanger Factory Outlet Centers, Inc.	79,293	1,227,456
Taubman Centers, Inc.	51,551	2,104,827
Uniti Group, Inc.	163,930	1,272,916
Urban Edge Properties	97,613	1,931,761
Weingarten Realty Investors	102,384	2,982,446

		167,724,874

UTILITIES (4.7%)
ALLETE, Inc.	44,001	3,846,127
Aqua America, Inc.	183,607	8,231,102
Black Hills Corp.	51,849	3,978,374
Hawaiian Electric Industries, Inc.	92,519	4,219,791
IDACORP, Inc.	42,816	4,824,079
MDU Resources Group, Inc.	169,266	4,771,609
National Fuel Gas Co.	73,603	3,453,453
New Jersey Resources Corp.	76,496	3,459,149
NorthWestern Corp.	42,928	3,221,746
OGE Energy Corp.	170,294	7,727,942
ONE Gas, Inc.	44,807	4,306,401
PNM Resources, Inc.	67,747	3,528,264
Southwest Gas Hldgs., Inc.	46,094	4,196,398
Spire, Inc.	43,161	3,765,366
UGI Corp.	177,299	8,912,820

		72,442,621

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,209,850,792) 96.1%		1,470,353,412

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	1.84	12/26/19	5,500,000	5,476,547
U.S. Treasury Bill	A-1+	1.93	11/05/19	11,000,000	10,979,379
U.S. Treasury Bill	A-1+	1.93	12/12/19	12,000,000	11,957,360
U.S. Treasury Bill (1)	A-1+	2.04	10/17/19	5,000,000	4,995,483

					33,408,769

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	1.50	10/01/19	4,300,000	4,300,000

COMMERCIAL PAPER (1.3%)
Chevron Corp.†	A-1+	1.93	10/17/19	10,000,000	9,991,422
United Parcel Svc., Inc.†	A-1	1.75	10/01/19	10,000,000	10,000,000

					19,991,422

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $57,696,179) 3.8%					57,700,191

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.15	10/01/19	42,625	42,625

TOTAL TEMPORARY CASH INVESTMENT (Cost: $42,625) 0.0% (2)					42,625

TOTAL INVESTMENTS (Cost: $1,267,589,596) 99.9%					1,528,096,228

OTHER NET ASSETS 0.1%					2,236,845

NET ASSETS 100.0%					$1,530,333,073

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.1%)
iShares Core MSCI EAFE ETF	1,553,109	94,848,367
iShares Core MSCI Europe ETF	393,284	17,988,810
iShares Core MSCI Pacific ETF	177,010	9,947,962
iShares Edge MSCI Min Vol Emerging Markets ETF	239,149	13,653,016
iShares MSCI EAFE ETF	3,612,821	235,592,058
iShares MSCI EAFE Growth ETF	644,307	51,873,157
iShares MSCI EAFE Small-Cap ETF	177,935	10,183,220
iShares MSCI EAFE Value ETF	1,057,432	50,090,554
Vanguard FTSE Developed Markets ETF	2,129,980	87,499,578
Vanguard FTSE Europe ETF	424,630	22,764,414
Vanguard FTSE Pacific ETF	220,480	14,562,704

		609,003,840

TOTAL COMMON STOCKS (Cost: $577,678,683) 97.1%		609,003,840

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	2.04	10/17/19	12,000,000	11,989,158

U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	A-1+	1.50	10/01/19	5,300,000	5,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,289,158) 2.8%					17,289,158

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		1.15	10/01/19	100,087	100,087

TOTAL TEMPORARY CASH INVESTMENT (Cost: $100,087) 0.0% (2)					100,087

TOTAL INVESTMENTS (Cost: $595,067,928) 99.9%					626,393,085

OTHER NET ASSETS 0.1%					531,320

NET ASSETS 100.0%					$626,924,405

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.1%)
Comcast Corp. Cl A	68,897	3,105,877
Viacom, Inc. Cl B	40,512	973,504
Walt Disney Co.	13,282	1,730,910

		5,810,291

CONSUMER DISCRETIONARY (5.3%)
Amazon.com, Inc.*	937	1,626,548
Best Buy Co., Inc.	28,940	1,996,571
Home Depot, Inc.	12,989	3,013,708
Ross Stores, Inc.	7,344	806,738
Tapestry, Inc.	33,118	862,724
Target Corp.	13,483	1,441,467

		9,747,756

CONSUMER STAPLES (2.6%)
Constellation Brands, Inc. Cl A	4,022	833,680
Estee Lauder Cos., Inc. Cl A	2,601	517,469
General Mills, Inc.	13,169	725,875
PepsiCo, Inc.	10,437	1,430,913
Sysco Corp.	15,689	1,245,707

		4,753,644

ENERGY (4.5%)
Baker Hughes, a GE Co. Cl A	34,676	804,483
Chevron Corp.	11,143	1,321,560
Concho Resources, Inc.	8,223	558,342
ConocoPhillips	15,266	869,856
Marathon Petroleum Corp.	39,067	2,373,320
Noble Energy, Inc.	24,504	550,360
Valero Energy Corp.	13,529	1,153,212
Williams Cos., Inc.	26,254	631,671

		8,262,804

FINANCIALS (6.9%)
Bank of America Corp.	77,792	2,269,193
Citigroup, Inc.	29,213	2,018,034
Intercontinental Exchange, Inc.	16,165	1,491,545
JPMorgan Chase & Co.	24,400	2,871,636
Morgan Stanley	32,515	1,387,415
Progressive Corp.	10,090	779,452
Synchrony Financial	57,796	1,970,266

		12,787,541

HEALTH CARE (8.5%)
AbbVie, Inc.	24,646	1,866,195
Becton Dickinson & Co.	2,301	582,061
Bristol-Myers Squibb Co.	6,418	325,457
Celgene Corp.*	9,007	894,395
Cigna Corp.	5,454	827,863
Eli Lilly & Co.	10,647	1,190,654
Gilead Sciences, Inc.	29,625	1,877,633
HCA Healthcare, Inc.	14,896	1,793,776
Humana, Inc.	3,421	874,647
Medtronic PLC	16,593	1,802,332
Merck & Co., Inc.	18,260	1,537,127
UnitedHealth Group, Inc.	10,824	2,352,272

		15,924,412

INDUSTRIALS (5.0%)
Boeing Co.	7,339	2,792,269
Caterpillar, Inc.	4,770	602,498
Delta Air Lines, Inc.	30,599	1,762,502
FedEx Corp.	7,891	1,148,693
Ingersoll-Rand PLC	8,894	1,095,830
Lockheed Martin Corp.	4,650	1,813,779

		9,215,571

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

INFORMATION TECHNOLOGY (14.4%)
Akamai Technologies, Inc.*	3,648	333,354
Apple, Inc.	27,926	6,254,586
Automatic Data Processing, Inc.	6,682	1,078,609
Broadcom, Inc.	6,941	1,916,202
Cisco Systems, Inc.	30,012	1,482,893
Corning, Inc.	11,766	335,566
DXC Technology Co.	14,443	426,069
Fidelity National Information Svcs., Inc.	12,283	1,630,691
Lam Research Corp.	6,235	1,440,971
Microsoft Corp.	46,687	6,490,894
Motorola Solutions, Inc.	7,518	1,281,142
Texas Instruments, Inc.	10,199	1,318,119
Visa, Inc. Cl A	13,933	2,396,615
Xilinx, Inc.	3,549	340,349

		26,726,060

MATERIALS (1.8%)
Celanese Corp. Cl A	5,667	693,017
Eastman Chemical Co.	6,938	512,233
PPG Industries, Inc.	9,736	1,153,813
WestRock Co.	25,910	944,419

		3,303,482

REAL ESTATE (3.1%)
American Tower Corp.	8,949	1,978,892
Equinix, Inc.	2,905	1,675,604
Prologis, Inc.	10,753	916,371
Simon Property Group, Inc.	7,393	1,150,720

		5,721,587

UTILITIES (2.1%)
NextEra Energy, Inc.	8,628	2,010,238
Sempra Energy	12,692	1,873,466

		3,883,704

TOTAL COMMON STOCKS (Cost: $83,234,211) 57.3%		106,136,852

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.4%)
U.S. Treasury Bond	AA+	2.25	08/15/46	1,150,000	1,180,188
U.S. Treasury Bond	AA+	2.88	05/15/49	1,500,000	1,750,898
U.S. Treasury Note	AA+	1.25	08/31/24	650,000	640,986
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	498,730
U.S. Treasury Note	AA+	1.50	09/30/24	500,000	498,809
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	750,322
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	510,586
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	820,406
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	771,299
U.S. Treasury Note	AA+	2.25	02/15/27	1,650,000	1,721,479
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,718,219
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,249,186
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	1,949,365
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,623,867
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	7,958,574
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,616,287

					30,259,201

U.S. GOVERNMENT AGENCIES (11.2%)
MORTGAGE-BACKED OBLIGATIONS (11.2%)
FHLMC	AA+	2.50	09/01/27	168,931	170,723
FHLMC	AA+	3.00	06/01/27	99,263	101,962
FHLMC	AA+	3.00	08/01/27	112,573	115,487
FHLMC	AA+	3.00	02/01/32	257,480	264,918
FHLMC	AA+	3.00	10/15/37	142,658	145,011

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FHLMC	AA+	3.00	11/01/42	168,009	173,254
FHLMC	AA+	3.00	04/01/43	201,705	208,138
FHLMC	AA+	3.50	02/01/32	116,103	120,878
FHLMC	AA+	3.50	01/01/43	211,868	222,732
FHLMC	AA+	3.50	06/01/45	269,517	282,281
FHLMC	AA+	3.50	07/01/45	297,488	314,276
FHLMC	AA+	4.00	02/01/25	16,881	17,570
FHLMC	AA+	4.00	11/01/33	203,720	212,942
FHLMC	AA+	4.00	01/01/38	172,888	185,608
FHLMC	AA+	4.00	03/01/41	94,202	100,671
FHLMC	AA+	4.00	07/01/41	126,850	135,598
FHLMC	AA+	4.00	11/01/42	92,721	99,375
FHLMC	AA+	4.00	01/01/43	162,271	173,916
FHLMC	AA+	4.00	01/01/44	177,531	189,104
FHLMC	AA+	4.00	10/01/44	142,806	151,030
FHLMC	AA+	4.00	06/01/45	278,793	295,315
FHLMC	AA+	4.00	05/01/47	317,205	333,554
FHLMC	AA+	4.50	08/01/34	19,690	21,330
FHLMC	AA+	4.50	08/15/35	15,118	15,603
FHLMC	AA+	4.50	02/01/44	132,851	142,959
FHLMC	AA+	4.50	05/01/48	403,422	426,198
FHLMC	AA+	5.00	02/01/26	10,752	11,510
FHLMC	AA+	5.00	10/01/40	131,724	145,338
FHLMC	AA+	5.50	07/01/32	23,934	26,174
FHLMC	AA+	5.50	05/01/33	17,435	18,863
FHLMC	AA+	5.50	06/01/37	80,212	90,603
FHLMC	AA+	6.00	03/15/32	23,460	26,416
FHLMC ARM	AA+	4.68	05/01/37	11,488	11,990
FHLMC ARM	AA+	4.73	03/01/37	3,551	3,717
FHLMC ARM	AA+	4.79	04/01/37	13,902	14,653
FHLMC ARM	AA+	4.89	02/01/36	26,265	27,369
FHLMC Multifamily Structured	AA+	2.62	01/25/23	50,000	50,911
FHLMC Strip	AA+	3.00	01/15/43	218,930	229,283
FNMA	AA+	2.68	12/01/26	300,000	307,316
FNMA	AA+	2.92	07/01/27	288,324	298,934
FNMA	AA+	3.00	06/01/33	319,956	329,945
FNMA	AA+	3.00	09/01/33	190,079	196,015
FNMA	AA+	3.00	12/01/42	247,297	249,612
FNMA	AA+	3.00	01/01/43	515,150	530,973
FNMA	AA+	3.00	02/01/43	140,633	145,125
FNMA	AA+	3.00	03/01/43	262,396	270,611
FNMA	AA+	3.00	04/01/43	244,221	246,509
FNMA	AA+	3.00	09/01/43	278,262	286,610
FNMA	AA+	3.50	03/25/28	221,835	232,168
FNMA	AA+	3.50	08/01/38	180,266	187,912
FNMA	AA+	3.50	10/01/41	114,828	122,412
FNMA	AA+	3.50	11/01/41	200,540	210,655
FNMA	AA+	3.50	12/01/41	169,304	176,957
FNMA	AA+	3.50	04/01/42	206,940	220,361
FNMA	AA+	3.50	04/01/42	318,436	334,578
FNMA	AA+	3.50	08/01/42	166,523	174,946
FNMA	AA+	3.50	11/25/42	417,100	429,087
FNMA	AA+	3.50	08/01/43	344,270	356,498
FNMA	AA+	3.50	08/01/43	285,352	299,087
FNMA	AA+	3.50	01/01/44	70,574	71,963
FNMA	AA+	3.50	08/25/44	86,322	87,246
FNMA	AA+	3.50	04/01/45	244,099	255,526
FNMA	AA+	3.50	09/01/47	157,643	165,000
FNMA	AA+	3.50	08/01/48	332,336	341,021
FNMA	AA+	3.50	08/01/49	393,277	404,774
FNMA	AA+	3.53	01/01/26	200,000	214,619
FNMA	AA+	4.00	07/25/26	291,580	309,945
FNMA	AA+	4.00	01/01/31	113,371	120,102

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	4.00	07/01/40	195,457	208,717
FNMA	AA+	4.00	11/01/40	109,057	116,496
FNMA	AA+	4.00	05/01/41	78,818	82,067
FNMA	AA+	4.00	11/01/45	231,677	243,484
FNMA	AA+	4.00	02/01/47	209,183	219,824
FNMA	AA+	4.00	05/01/48	541,056	564,710
FNMA	AA+	4.00	09/01/48	436,015	453,698
FNMA	AA+	4.00	03/01/49	523,573	544,495
FNMA	AA+	4.00	07/01/56	575,388	611,270
FNMA	AA+	4.50	05/01/30	36,662	39,309
FNMA	AA+	4.50	04/01/31	48,524	52,156
FNMA	AA+	4.50	08/01/33	21,870	23,479
FNMA	AA+	4.50	09/01/33	42,833	46,104
FNMA	AA+	4.50	06/01/34	43,776	46,926
FNMA	AA+	4.50	08/01/35	28,038	30,347
FNMA	AA+	4.50	12/01/35	24,905	26,940
FNMA	AA+	4.50	05/01/39	67,828	73,321
FNMA	AA+	4.50	05/01/39	45,978	49,769
FNMA	AA+	4.50	05/01/40	81,296	86,989
FNMA	AA+	4.50	10/01/40	402,542	436,150
FNMA	AA+	4.50	11/01/47	199,195	210,479
FNMA	AA+	4.50	11/01/47	102,217	109,286
FNMA	AA+	5.00	06/01/33	42,827	47,285
FNMA	AA+	5.00	10/01/33	46,355	51,182
FNMA	AA+	5.00	11/01/33	125,479	138,563
FNMA	AA+	5.00	11/01/33	28,947	31,966
FNMA	AA+	5.00	03/01/34	14,217	15,697
FNMA	AA+	5.00	04/01/34	20,958	23,036
FNMA	AA+	5.00	09/01/35	16,027	17,681
FNMA	AA+	5.00	11/25/35	58,548	65,361
FNMA	AA+	5.00	08/01/37	118,251	130,410
FNMA	AA+	5.00	05/01/39	56,502	62,200
FNMA	AA+	5.00	06/01/40	28,333	31,299
FNMA	AA+	5.50	03/01/34	7,882	8,519
FNMA	AA+	5.50	05/01/34	87,712	98,734
FNMA	AA+	5.50	07/01/34	31,739	35,004
FNMA	AA+	5.50	09/01/34	40,784	45,224
FNMA	AA+	5.50	09/01/34	12,461	13,755
FNMA	AA+	5.50	10/01/34	17,751	20,045
FNMA	AA+	5.50	02/01/35	31,901	36,027
FNMA	AA+	5.50	02/01/35	25,494	28,791
FNMA	AA+	5.50	08/01/35	11,338	12,727
FNMA	AA+	5.50	08/01/37	5,893	6,633
FNMA	AA+	5.50	11/01/38	2,947	3,124
FNMA	AA+	5.50	06/01/48	9,266	10,266
FNMA	AA+	6.00	05/01/23	7,691	8,492
FNMA	AA+	6.00	04/01/32	1,394	1,539
FNMA	AA+	6.00	05/01/32	8,596	9,892
FNMA	AA+	6.00	04/01/33	54,753	61,252
FNMA	AA+	6.00	05/01/33	29,871	33,023
FNMA	AA+	6.00	06/01/34	13,671	15,413
FNMA	AA+	6.00	09/01/34	9,391	10,507
FNMA	AA+	6.00	10/01/34	23,439	26,133
FNMA	AA+	6.00	12/01/36	23,229	26,696
FNMA	AA+	6.00	01/01/37	24,219	27,841
FNMA	AA+	6.00	04/01/37	3,809	4,116
FNMA	AA+	6.00	05/01/37	3,061	3,298
FNMA	AA+	6.00	06/01/37	1,673	1,755
FNMA	AA+	6.00	10/25/44	70,032	80,614
FNMA	AA+	6.00	02/25/47	63,982	73,919
FNMA	AA+	6.00	12/25/49	28,274	32,450
FNMA	AA+	6.50	05/01/32	4,087	4,554
FNMA	AA+	6.50	05/01/32	21,838	24,333

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	6.50	07/01/32	3,507	3,908
FNMA	AA+	6.50	07/01/34	15,735	17,584
FNMA	AA+	6.50	05/01/37	18,809	19,715
FNMA	AA+	6.50	09/01/37	3,502	3,902
FNMA	AA+	7.00	04/01/32	3,573	4,059
FNMA	AA+	7.50	06/01/31	3,779	4,333
FNMA	AA+	7.50	02/01/32	3,471	4,018
FNMA	AA+	7.50	06/01/32	2,801	3,362
FNMA	AA+	8.00	04/01/32	1,404	1,475
FNMA Strip	AA+	3.00	08/25/42	169,732	174,614
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	122,929	124,405
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	172,948	183,073
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	98,805	105,028
GNMA (3)	AA+	3.00	07/15/46	279,902	288,336
GNMA (3)	AA+	3.50	05/20/31	91,691	96,653
GNMA (3)	AA+	4.00	08/15/41	136,285	145,485
GNMA (3)	AA+	4.00	01/15/42	180,557	194,264
GNMA (3)	AA+	4.00	08/20/42	126,243	134,139
GNMA (3)	AA+	4.50	04/20/31	68,571	72,471
GNMA (3)	AA+	4.50	10/15/40	117,845	129,813
GNMA (3)	AA+	4.50	10/20/43	232,963	247,683
GNMA (3)	AA+	5.00	04/15/39	95,325	107,088
GNMA (3)	AA+	5.00	06/20/39	106,186	116,496
GNMA (3)	AA+	5.00	11/15/39	51,719	58,072
GNMA (3)	AA+	6.50	04/15/31	1,720	1,904
GNMA (3)	AA+	6.50	10/15/31	2,024	2,341
GNMA (3)	AA+	6.50	12/15/31	1,288	1,426
GNMA (3)	AA+	6.50	05/15/32	6,178	6,838
GNMA (3)	AA+	7.00	05/15/31	1,972	2,278
GNMA (3)	AA+	7.00	05/15/32	627	642
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	69,913	72,280

					20,836,824

CORPORATE DEBT (11.7%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	357,419
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	103,688
Omnicom Group, Inc.	BBB+	4.45	08/15/20	150,000	152,974
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	353,604

					967,685

CONSUMER DISCRETIONARY (2.6%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	107,987
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	352,870
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	253,739
Dollar General Corp.	BBB	3.25	04/15/23	300,000	309,943
eBay, Inc.	BBB+	2.88	08/01/21	325,000	328,468
Expedia Group, Inc.	BBB	5.95	08/15/20	250,000	257,860
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	309,347
Harman International Industries, Inc.	A	4.15	05/15/25	300,000	317,108
Kohl’s Corp.	BBB	3.25	02/01/23	250,000	252,984
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	306,816
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	213,267
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,302
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	357,595
Mattel, Inc.	B	3.15	03/15/23	350,000	330,750
NVR, Inc.	BBB+	3.95	09/15/22	300,000	312,879
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	311,316
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	104,677
Tupperware Brands Corp.	BB+	4.75	06/01/21	350,000	357,827

					4,810,735

CONSUMER STAPLES (0.7%)
Edgewell Personal Care Co.	B+	4.70	05/19/21	275,000	281,187
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	255,848
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	411,877

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Sysco Corp.	BBB+	2.60	06/12/22	300,000	303,692
Sysco Corp.	BBB+	3.75	10/01/25	100,000	107,362

					1,359,966

ENERGY (0.7%)
Cameron International Corp.	A+	4.50	06/01/21	300,000	306,402
Energen Corp.	BB+	4.63	09/01/21	250,000	257,188
EQT Corp.	BBB-	4.88	11/15/21	210,000	215,420
Marathon Oil Corp.	BBB	2.80	11/01/22	350,000	352,185
Rowan Cos., Inc.	B-	4.88	06/01/22	300,000	225,000

					1,356,195

FINANCIALS (2.8%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	313,935
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	309,560
American Express Co.	BBB	3.63	12/05/24	250,000	264,596
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	318,307
Block Financial LLC	BBB	5.25	10/01/25	350,000	379,476
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	313,345
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	257,886
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	106,978
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	267,222
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	321,817
First Tennessee Bank	BBBu	2.95	12/01/19	350,000	350,112
Lincoln National Corp.	A-	4.00	09/01/23	250,000	264,845
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	265,473
Pacific LifeCorp.†	A-	6.00	02/10/20	23,000	23,266
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	262,223
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	235,000
Synchrony Financial	BBB-	3.70	08/04/26	400,000	408,326
Unum Group	BBB	4.00	03/15/24	150,000	158,487
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	263,222

					5,084,076

HEALTH CARE (1.3%)
Anthem, Inc.	A	4.35	08/15/20	250,000	254,891
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	204,728
Medco Health Solutions, Inc.	A-	4.13	09/15/20	250,000	254,562
Owens & Minor, Inc.	B	3.88	09/15/21	400,000	388,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	315,055
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	155,390
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	251,892
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	375,000	384,434
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	254,836

					2,463,788

INDUSTRIALS (0.1%)
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	204,559

INFORMATION TECHNOLOGY (0.9%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	381,213
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	315,633
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	374,835
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	206,143
Symantec Corp.	BB+	4.20	09/15/20	350,000	354,380

					1,632,204

MATERIALS (1.0%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	300,750
Methanex Corp.	BB+	3.25	12/15/19	250,000	250,492
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	258,315
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	161,003
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	374,012
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	102,037
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	310,461

					1,757,070

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

REAL ESTATE (0.4%)
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	258,186
National Retail Properties, Inc.	BBB+	3.80	10/15/22	250,000	259,563
Service Properties Trust	BBB-	5.00	08/15/22	250,000	261,386

					779,135

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	255,064
Exelon Corp.	BBB	5.15	12/01/20	340,000	349,100
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	259,029
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	108,950
SCANA Corp.	BBB	4.13	02/01/22	300,000	309,660
Southern Co.	BBB+	3.25	07/01/26	50,000	51,658

					1,333,461

TOTAL CORPORATE DEBT					21,748,874

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,498,740) 39.3%					72,844,899

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.0%)
FHLB	A-1+	1.50	10/01/19	5,500,000	5,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,500,000) 3.0%					5,500,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		1.15	10/01/19	794,866	794,866

TOTAL TEMPORARY CASH INVESTMENT (Cost: $794,866) 0.4%					794,866

TOTAL INVESTMENTS (Cost: $159,027,817) 100.0%					185,276,617

OTHER NET ASSETS 0.0% (2)					24,527

NET ASSETS 100.0%					$185,301,144

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (59.1%)
U.S. Treasury Note	AA+	1.25	08/31/24	9,000,000	8,875,195
U.S. Treasury Note	AA+	1.38	06/30/23	20,000,000	19,854,688
U.S. Treasury Note	AA+	1.38	09/30/23	25,000,000	24,818,360
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	2,998,530
U.S. Treasury Note	AA+	1.50	02/28/23	21,000,000	20,946,680
U.S. Treasury Note	AA+	1.50	09/30/24	5,000,000	4,988,086
U.S. Treasury Note	AA+	1.50	08/15/26	26,000,000	25,792,813
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,490,332
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,922,816
U.S. Treasury Note	AA+	1.63	05/15/26	26,000,000	26,013,203
U.S. Treasury Note	AA+	1.75	12/31/20	10,000,000	9,993,750
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	15,047,461
U.S. Treasury Note	AA+	1.88	05/31/22	20,000,000	20,147,656
U.S. Treasury Note	AA+	2.00	11/30/20	10,000,000	10,021,484
U.S. Treasury Note	AA+	2.00	05/31/24	25,000,000	25,502,930
U.S. Treasury Note	AA+	2.00	06/30/24	25,000,000	25,488,281
U.S. Treasury Note	AA+	2.13	05/15/25	10,200,000	10,489,664
U.S. Treasury Note	AA+	2.38	04/30/26	19,000,000	19,895,820
U.S. Treasury Note	AA+	2.38	05/15/29	20,000,000	21,244,531
U.S. Treasury Note	AA+	2.50	01/31/24	17,000,000	17,659,414
U.S. Treasury Note	AA+	2.50	02/28/26	8,000,000	8,429,688
U.S. Treasury Note	AA+	2.75	09/30/20	5,000,000	5,045,313
U.S. Treasury Note	AA+	2.75	05/31/23	8,000,000	8,332,812
U.S. Treasury Note	AA+	2.88	05/31/25	36,500,000	39,017,930

					386,017,437

U.S. GOVERNMENT AGENCIES (5.7%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	195	199

NON-MORTGAGE-BACKED OBLIGATIONS (5.7%)
FHLMC	AA+	0.00	11/29/19	13,500,000	13,452,430
FNMA	AA+	0.00	10/09/19	23,000,000	22,987,979
Tennessee Valley Authority Strip	AA+	0.00	11/01/20	900,000	881,601

					37,322,010

CORPORATE DEBT (34.2%)
COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	3.00	02/15/22	2,000,000	2,040,939
Discovery Communications LLC	BBB-	3.50	06/15/22	2,500,000	2,561,828
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,073,759
Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,525,742

					9,202,268

CONSUMER DISCRETIONARY (4.1%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	521,651
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	269,968
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	311,499
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	710,468
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,081,701
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,122,410
Expedia Group, Inc.	BBB	5.95	08/15/20	2,000,000	2,062,881
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,062,312
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,074,276
Harman International Industries, Inc.	A	4.15	05/15/25	2,000,000	2,114,050
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	52,260
Kohl’s Corp.	BBB	3.25	02/01/23	700,000	708,356
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	2,027,417

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Marriott International, Inc.	BBB	3.38	10/15/20	800,000	807,610
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	533,380
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,085,863
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	292,265
Tapestry, Inc.	BBB-	3.00	07/15/22	2,500,000	2,523,410
Tupperware Brands Corp.	BB+	4.75	06/01/21	2,000,000	2,044,729
Wyndham Destinations, Inc.	BB-	5.40	04/01/24	2,500,000	2,637,500

					27,044,006

CONSUMER STAPLES (2.8%)
Edgewell Personal Care Co.	B+	4.70	05/19/21	2,000,000	2,045,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,085,319
General Mills, Inc.	BBB	2.20	10/21/19	775,000	774,976
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	281,433
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	2,029,970
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,990,000	3,084,464
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,031,188
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,081,514
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,029,693
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	2,009,239

					18,452,796

ENERGY (2.1%)
Cameron International Corp.	A+	3.60	04/30/22	214,000	217,527
Diamond Offshore Drilling, Inc.	CCC+	3.45	11/01/23	1,500,000	1,121,250
Energen Corp.	BB+	4.63	09/01/21	2,000,000	2,057,500
EQT Corp.	BBB-	4.88	11/15/21	1,250,000	1,282,264
Kinder Morgan, Inc.	BBB	3.05	12/01/19	2,000,000	2,001,115
Marathon Oil Corp.	BBB	2.80	11/01/22	2,000,000	2,012,484
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,077,582
Rowan Cos., Inc.	B-	4.88	06/01/22	2,000,000	1,500,000
SESI LLC	B-	7.13	12/15/21	2,150,000	1,464,687

					13,734,409

FINANCIALS (10.5%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	578,946
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,129,872
American International Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,140,420
Ares Capital Corp.	BBB-	3.63	01/19/22	2,500,000	2,541,638
Assurant, Inc.	BBB	4.00	03/15/23	2,000,000	2,079,988
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,641,209
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,088,968
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,063,089
ERAC USA Finance LLC†	A-	2.35	10/15/19	1,000,000	1,000,063
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	801,667
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,681,812
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,200,701
FS Investment Corp.	NR	4.75	05/15/22	2,675,000	2,744,195
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,500,000	2,567,615
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,750,000	2,764,974
Infinity Property & Casualty Corp.	BBB-	5.00	09/19/22	2,000,000	2,129,451
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,520,000	1,619,410
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	2,117,533
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,118,759
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,058,509
Morgan Stanley	BBB+	3.13	01/23/23	2,500,000	2,564,537
People’s United Bank	BBB+	4.00	07/15/24	1,750,000	1,831,923
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,634,672
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,568,852
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	2,033,500
Regions Financial Corp.	BBB+	2.75	08/14/22	2,750,000	2,792,208

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Signet UK Finance PLC	BB-	4.70	06/15/24	2,000,000	1,880,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,105,987
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	1,001,138
Synchrony Financial	BBB-	3.70	08/04/26	1,500,000	1,531,224
Unum Group	BBB	4.00	03/15/24	2,000,000	2,113,157
Voya Financial, Inc.	BBB+	3.65	06/15/26	2,000,000	2,105,773
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,113,377

					68,345,167

HEALTH CARE (3.9%)
AbbVie, Inc.	A-	2.85	05/14/23	2,500,000	2,543,404
Aetna, Inc.	BBB	2.80	06/15/23	2,500,000	2,531,814
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,045,921
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,047,283
CVS Health Corp.	BBB	3.38	08/12/24	590,000	610,633
CVS Health Corp.	BBB	3.88	07/20/25	1,500,000	1,588,998
Humana, Inc.	BBB+	3.85	10/01/24	2,500,000	2,641,104
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	600,000	620,960
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	400,000	407,939
Owens & Minor, Inc.	B	3.88	09/15/21	2,000,000	1,940,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,100,367
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,015,138
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	400,000	410,063
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	1,600,000	1,657,081
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,038,686

					25,199,391

INDUSTRIALS (0.9%)
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	2,034,244
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	2,045,586
Verisk Analytics, Inc.	BBB	4.13	09/12/22	2,000,000	2,099,824

					6,179,654

INFORMATION TECHNOLOGY (2.6%)
Adobe, Inc.	A	4.75	02/01/20	2,000,000	2,017,401
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	52,606
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,153,240
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	972,974
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	1,978,296
Jabil, Inc.	BBB-	4.70	09/15/22	1,976,000	2,088,750
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,611,161
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	2,003,104
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	2,074,671
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,025,030
Total System Svcs., Inc.	BBB-	3.75	06/01/23	950,000	988,757

					16,965,990

MATERIALS (1.6%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,090,072
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,076,495
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	250,000	250,625
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	778,125
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	2,003,936
Newmont Goldcorp Corp.	BBB	3.50	03/15/22	2,000,000	2,052,067
Sherwin-Williams Co.	BBB	2.25	05/15/20	200,000	199,866
Southern Copper Corp.	BBB+	3.50	11/08/22	2,000,000	2,040,730

					10,491,916

REAL ESTATE (2.7%)
Boston Properties LP	A-	3.80	02/01/24	3,000,000	3,170,597
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	2,000,000	2,239,604
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,500,000	2,567,216
HCP, Inc.	BBB+	3.15	08/01/22	750,000	764,723

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

HCP, Inc.	BBB+	4.00	12/01/22	2,000,000	2,094,208
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,467,300
Mack-Cali Realty LP	BB	4.50	04/18/22	1,000,000	997,982
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,750,000	1,844,474
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	750,000	790,638
Senior Housing Properties Trust	BBB-	4.75	05/01/24	500,000	516,908
Service Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,359,205

					17,812,855

UTILITIES (1.6%)
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,428,358
Exelon Corp.	BBB	5.15	12/01/20	1,500,000	1,540,149
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	1,000,000	1,047,137
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,072,235
SCANA Corp.	BBB	4.75	05/15/21	2,000,000	2,048,137
Southern Co.	BBB+	3.25	07/01/26	2,500,000	2,582,905

					10,718,921

TOTAL CORPORATE DEBT					224,147,373

TOTAL LONG-TERM DEBT SECURITIES (Cost: $632,837,865) 99.0%					647,487,019

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	1.50	10/01/19	1,000,000	1,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,000,000) 0.2%					1,000,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		1.15	10/01/19	770,894	770,894

TOTAL TEMPORARY CASH INVESTMENT (Cost: $770,894) 0.1%					770,894

TOTAL INVESTMENTS (Cost: $634,608,759) 99.3%					649,257,913

OTHER NET ASSETS 0.7%					4,248,330

NET ASSETS 100.0%					$653,506,243

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (36.1%)
U.S. Treasury Bond	AA+	2.25	08/15/46	29,500,000	30,274,375
U.S. Treasury Bond	AA+	2.75	08/15/47	10,000,000	11,327,344
U.S. Treasury Bond	AA+	2.88	05/15/49	29,000,000	33,850,703
U.S. Treasury Note	AA+	1.25	08/31/24	10,000,000	9,861,328
U.S. Treasury Note	AA+	1.50	09/30/24	8,000,000	7,980,938
U.S. Treasury Note	AA+	1.50	08/15/26	40,800,000	40,474,875
U.S. Treasury Note	AA+	2.25	02/15/27	44,000,000	45,906,094
U.S. Treasury Note	AA+	2.25	08/15/27	74,500,000	77,887,422
U.S. Treasury Note	AA+	2.25	11/15/27	51,100,000	53,457,387
U.S. Treasury Note	AA+	2.38	05/15/27	63,750,000	67,174,072
U.S. Treasury Note	AA+	2.63	02/15/29	31,200,000	33,776,437
U.S. Treasury Note	AA+	2.88	05/15/28	39,000,000	42,811,641
U.S. Treasury Note	AA+	3.13	11/15/28	4,000,000	4,491,875
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	18,158,757
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	17,818,039
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	17,150,974
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	16,786,497
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	7,654,109
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	7,287,066
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	6,948,034

					551,077,967

U.S. GOVERNMENT AGENCIES (29.7%)
MORTGAGE-BACKED OBLIGATIONS (28.7%)
FHLMC	AA+	2.43	10/15/41	747,456	748,236
FHLMC	AA+	2.50	09/01/27	1,013,587	1,024,340
FHLMC	AA+	2.50	12/01/27	1,015,824	1,027,835
FHLMC	AA+	2.53	01/15/47	2,762,591	2,756,415
FHLMC	AA+	3.00	06/01/27	541,614	556,342
FHLMC	AA+	3.00	08/01/27	366,964	376,463
FHLMC	AA+	3.00	02/01/32	4,119,682	4,238,686
FHLMC	AA+	3.00	10/15/37	978,226	994,359
FHLMC	AA+	3.00	12/15/40	1,040,863	1,066,114
FHLMC	AA+	3.00	07/01/42	596,292	625,217
FHLMC	AA+	3.00	10/01/42	1,834,637	1,891,945
FHLMC	AA+	3.00	11/01/42	1,856,416	1,914,457
FHLMC	AA+	3.00	11/01/42	784,896	809,811
FHLMC	AA+	3.00	11/01/42	1,712,785	1,729,805
FHLMC	AA+	3.00	11/01/42	728,868	751,657
FHLMC	AA+	3.00	11/01/42	3,001,859	3,095,623
FHLMC	AA+	3.00	02/01/43	1,526,982	1,576,604
FHLMC	AA+	3.00	03/01/43	1,384,348	1,427,649
FHLMC	AA+	3.00	04/01/43	1,108,930	1,144,296
FHLMC	AA+	3.00	04/01/43	807,102	832,327
FHLMC	AA+	3.00	04/01/43	1,914,035	1,970,364
FHLMC	AA+	3.00	09/15/43	2,891,723	2,960,245
FHLMC	AA+	3.00	04/15/44	947,009	961,747
FHLMC	AA+	3.00	04/15/45	2,463,309	2,504,484
FHLMC	AA+	3.00	09/01/46	1,520,731	1,555,120
FHLMC	AA+	3.00	09/01/46	4,092,279	4,204,445
FHLMC	AA+	3.00	11/01/46	1,237,478	1,249,728
FHLMC	AA+	3.00	05/01/49	4,657,905	4,730,010
FHLMC	AA+	3.50	02/01/35	2,364,443	2,461,637
FHLMC	AA+	3.50	02/01/35	1,222,656	1,272,877
FHLMC	AA+	3.50	04/01/35	1,034,423	1,072,223
FHLMC	AA+	3.50	02/01/36	1,158,359	1,202,058
FHLMC	AA+	3.50	01/01/41	1,225,481	1,288,108
FHLMC	AA+	3.50	07/01/42	1,581,389	1,669,306
FHLMC	AA+	3.50	10/01/42	1,363,858	1,433,793
FHLMC	AA+	3.50	01/01/43	1,144,088	1,202,751

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FHLMC	AA+	3.50	01/01/43	570,481	599,732
FHLMC	AA+	3.50	05/01/43	1,777,931	1,868,812
FHLMC	AA+	3.50	06/01/43	2,285,664	2,397,268
FHLMC	AA+	3.50	07/01/43	634,599	666,835
FHLMC	AA+	3.50	11/01/43	1,253,363	1,317,412
FHLMC	AA+	3.50	01/01/44	2,141,373	2,250,959
FHLMC	AA+	3.50	05/15/44	2,370,770	2,444,731
FHLMC	AA+	3.50	04/01/45	1,803,171	1,888,630
FHLMC	AA+	3.50	07/01/45	1,784,930	1,885,654
FHLMC	AA+	3.50	09/01/45	1,537,025	1,603,089
FHLMC	AA+	3.50	11/01/45	5,285,478	5,546,695
FHLMC	AA+	3.50	08/01/46	2,322,743	2,432,817
FHLMC	AA+	3.50	09/01/47	7,860,979	8,128,004
FHLMC	AA+	3.50	11/01/47	3,499,763	3,617,749
FHLMC	AA+	3.50	12/01/47	1,773,860	1,836,744
FHLMC	AA+	3.50	07/01/49	3,825,655	3,967,388
FHLMC	AA+	4.00	02/01/25	124,873	129,970
FHLMC	AA+	4.00	05/01/25	50,160	52,304
FHLMC	AA+	4.00	05/01/26	170,701	178,002
FHLMC	AA+	4.00	11/01/33	5,874,895	6,140,842
FHLMC	AA+	4.00	12/01/33	917,712	956,996
FHLMC	AA+	4.00	01/01/38	2,355,815	2,529,136
FHLMC	AA+	4.00	12/15/38	309,028	319,552
FHLMC	AA+	4.00	07/01/41	792,814	847,489
FHLMC	AA+	4.00	12/01/41	531,097	567,873
FHLMC	AA+	4.00	07/01/42	1,915,445	2,048,167
FHLMC	AA+	4.00	08/01/42	629,934	673,222
FHLMC	AA+	4.00	08/01/42	1,297,609	1,387,517
FHLMC	AA+	4.00	09/01/42	725,228	774,139
FHLMC	AA+	4.00	11/01/42	1,075,569	1,152,754
FHLMC	AA+	4.00	12/01/42	870,718	930,645
FHLMC	AA+	4.00	01/01/43	1,257,599	1,347,847
FHLMC	AA+	4.00	01/01/44	1,369,522	1,458,799
FHLMC	AA+	4.00	10/01/44	1,428,056	1,510,304
FHLMC	AA+	4.00	10/01/44	1,073,659	1,134,770
FHLMC	AA+	4.00	10/01/44	1,499,663	1,586,484
FHLMC	AA+	4.00	02/01/45	4,487,209	4,830,105
FHLMC	AA+	4.00	05/01/47	3,172,053	3,335,545
FHLMC	AA+	4.00	02/01/48	1,197,417	1,251,994
FHLMC	AA+	4.00	05/01/48	2,589,865	2,702,619
FHLMC	AA+	4.00	05/01/48	1,008,850	1,053,545
FHLMC	AA+	4.00	09/01/48	6,104,203	6,351,770
FHLMC	AA+	4.00	10/01/48	4,532,642	4,716,143
FHLMC	AA+	4.00	04/01/49	4,734,598	4,927,661
FHLMC	AA+	4.00	04/01/49	4,720,544	4,913,034
FHLMC	AA+	4.50	03/01/34	274,437	294,956
FHLMC	AA+	4.50	08/01/34	147,674	159,979
FHLMC	AA+	4.50	08/15/35	38,941	40,191
FHLMC	AA+	4.50	06/01/37	728,749	790,417
FHLMC	AA+	4.50	12/01/39	101,647	107,016
FHLMC	AA+	4.50	03/01/41	405,516	441,428
FHLMC	AA+	4.50	05/01/48	3,227,379	3,409,582
FHLMC	AA+	4.50	05/01/48	4,286,564	4,530,773
FHLMC	AA+	5.00	02/01/26	40,321	43,162
FHLMC	AA+	5.00	08/01/35	923,409	1,022,169
FHLMC	AA+	5.00	10/01/40	592,757	654,022
FHLMC	AA+	5.50	03/01/21	10,410	10,481
FHLMC	AA+	5.50	07/01/32	119,670	130,873
FHLMC	AA+	5.50	01/15/33	144,159	159,991
FHLMC	AA+	5.50	05/01/33	103,051	111,493
FHLMC	AA+	5.50	06/01/37	802,117	906,033
FHLMC	AA+	6.00	07/15/29	83,935	92,246

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FHLMC	AA+	6.00	03/15/32	103,223	116,231
FHLMC ARM	AA+	4.68	05/01/37	42,124	43,962
FHLMC ARM	AA+	4.71	04/01/37	58,680	61,852
FHLMC ARM	AA+	4.73	03/01/37	15,981	16,728
FHLMC ARM	AA+	4.79	04/01/37	57,344	60,442
FHLMC ARM	AA+	4.89	02/01/36	116,174	121,057
FHLMC Strip	AA+	3.00	01/15/43	2,627,163	2,751,393
FHLMC Strip	AA+	3.50	10/15/47	2,114,500	2,235,327
FNMA	AA+	2.25	01/01/28	1,239,007	1,256,086
FNMA	AA+	2.42	06/25/37	53,201	53,497
FNMA	AA+	2.68	12/01/26	3,000,000	3,073,162
FNMA	AA+	2.75	06/25/40	527,169	528,868
FNMA	AA+	2.92	07/01/27	2,883,242	2,989,342
FNMA	AA+	3.00	06/01/33	994,458	1,025,504
FNMA	AA+	3.00	07/01/33	1,860,831	1,918,921
FNMA	AA+	3.00	09/01/33	1,972,074	2,033,654
FNMA	AA+	3.00	03/01/36	2,799,732	2,879,925
FNMA	AA+	3.00	04/25/42	1,109,954	1,132,152
FNMA	AA+	3.00	10/01/42	624,215	633,878
FNMA	AA+	3.00	12/01/42	1,483,783	1,497,669
FNMA	AA+	3.00	12/01/42	949,707	973,643
FNMA	AA+	3.00	01/01/43	3,245,444	3,345,133
FNMA	AA+	3.00	02/01/43	1,406,326	1,451,246
FNMA	AA+	3.00	03/01/43	1,705,574	1,758,974
FNMA	AA+	3.00	04/01/43	1,709,546	1,725,566
FNMA	AA+	3.00	02/01/45	1,399,839	1,448,853
FNMA	AA+	3.00	03/01/45	1,712,346	1,728,259
FNMA	AA+	3.00	07/01/46	2,278,397	2,334,257
FNMA	AA+	3.00	09/01/46	2,506,949	2,568,437
FNMA	AA+	3.00	01/01/47	1,136,928	1,147,513
FNMA	AA+	3.50	03/01/32	730,342	760,010
FNMA	AA+	3.50	10/01/34	1,904,000	1,981,078
FNMA	AA+	3.50	02/01/35	1,553,368	1,616,315
FNMA	AA+	3.50	08/01/38	1,545,134	1,610,674
FNMA	AA+	3.50	03/01/41	1,338,987	1,412,618
FNMA	AA+	3.50	10/01/41	803,799	856,884
FNMA	AA+	3.50	12/01/41	812,657	849,396
FNMA	AA+	3.50	04/01/42	910,534	969,588
FNMA	AA+	3.50	04/01/42	1,061,454	1,115,260
FNMA	AA+	3.50	07/01/42	1,500,809	1,576,272
FNMA	AA+	3.50	08/01/42	996,023	1,046,403
FNMA	AA+	3.50	09/01/42	1,196,545	1,257,158
FNMA	AA+	3.50	11/25/42	1,668,399	1,716,349
FNMA	AA+	3.50	12/01/42	1,187,216	1,258,333
FNMA	AA+	3.50	12/01/42	2,255,427	2,369,744
FNMA	AA+	3.50	01/01/43	1,150,375	1,204,152
FNMA	AA+	3.50	03/01/43	1,450,234	1,523,742
FNMA	AA+	3.50	06/01/43	2,786,617	2,927,878
FNMA	AA+	3.50	07/25/43	1,877,331	1,943,396
FNMA	AA+	3.50	08/01/43	1,747,832	1,809,913
FNMA	AA+	3.50	08/01/43	3,738,110	3,918,038
FNMA	AA+	3.50	10/01/43	769,080	787,302
FNMA	AA+	3.50	01/01/44	784,153	799,590
FNMA	AA+	3.50	08/25/44	3,539,220	3,577,104
FNMA	AA+	3.50	04/01/45	3,115,977	3,281,272
FNMA	AA+	3.50	04/01/45	1,830,743	1,916,442
FNMA	AA+	3.50	05/01/45	3,337,926	3,480,094
FNMA	AA+	3.50	10/01/45	3,258,827	3,431,690
FNMA	AA+	3.50	02/01/46	3,940,161	4,144,636
FNMA	AA+	3.50	02/01/46	2,123,576	2,212,421
FNMA	AA+	3.50	08/01/46	2,813,814	2,963,106
FNMA	AA+	3.50	12/01/46	1,355,392	1,398,679

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	3.50	09/01/47	3,625,795	3,795,000
FNMA	AA+	3.50	10/01/47	4,135,161	4,271,154
FNMA	AA+	3.50	04/01/48	1,719,946	1,762,794
FNMA	AA+	3.50	08/01/48	3,323,362	3,410,213
FNMA	AA+	3.50	07/01/49	2,991,237	3,078,540
FNMA	AA+	3.50	07/01/49	2,970,510	3,079,981
FNMA	AA+	3.50	07/01/49	3,221,386	3,315,422
FNMA	AA+	3.50	08/01/49	4,851,188	4,993,017
FNMA	AA+	3.53	01/01/26	5,000,000	5,365,470
FNMA	AA+	4.00	07/25/26	1,457,899	1,549,724
FNMA	AA+	4.00	05/25/29	1,778,862	1,889,711
FNMA	AA+	4.00	01/01/31	80,457	85,233
FNMA	AA+	4.00	12/01/33	864,660	898,757
FNMA	AA+	4.00	03/01/35	300,262	312,868
FNMA	AA+	4.00	06/01/36	803,425	851,156
FNMA	AA+	4.00	10/01/36	918,692	973,268
FNMA	AA+	4.00	11/01/38	1,135,913	1,213,779
FNMA	AA+	4.00	10/01/40	829,050	889,230
FNMA	AA+	4.00	11/01/40	603,020	644,153
FNMA	AA+	4.00	01/01/41	2,317,224	2,473,886
FNMA	AA+	4.00	02/01/41	904,231	965,966
FNMA	AA+	4.00	05/01/41	500,602	521,237
FNMA	AA+	4.00	08/01/42	1,679,816	1,795,213
FNMA	AA+	4.00	05/01/43	946,265	1,013,201
FNMA	AA+	4.00	09/01/45	897,334	939,340
FNMA	AA+	4.00	11/01/45	1,390,062	1,460,907
FNMA	AA+	4.00	02/01/47	3,486,382	3,663,736
FNMA	AA+	4.00	04/01/48	1,203,808	1,256,156
FNMA	AA+	4.00	05/01/48	5,771,259	6,023,570
FNMA	AA+	4.00	09/01/48	1,562,060	1,620,914
FNMA	AA+	4.00	03/01/49	5,711,706	5,939,944
FNMA	AA+	4.00	07/01/56	1,820,849	1,934,399
FNMA	AA+	4.50	05/01/30	203,675	218,382
FNMA	AA+	4.50	04/01/31	325,803	350,191
FNMA	AA+	4.50	08/01/33	133,993	144,076
FNMA	AA+	4.50	08/01/33	82,956	89,057
FNMA	AA+	4.50	09/01/33	218,057	234,709
FNMA	AA+	4.50	10/01/33	209,196	225,545
FNMA	AA+	4.50	10/01/33	98,139	105,369
FNMA	AA+	4.50	05/01/34	119,097	128,695
FNMA	AA+	4.50	06/01/34	178,229	191,057
FNMA	AA+	4.50	07/01/34	105,965	114,541
FNMA	AA+	4.50	01/01/35	449,313	482,647
FNMA	AA+	4.50	08/01/35	140,191	151,733
FNMA	AA+	4.50	12/01/35	140,695	152,190
FNMA	AA+	4.50	05/01/39	760,125	822,802
FNMA	AA+	4.50	05/01/39	508,712	549,904
FNMA	AA+	4.50	05/01/40	406,482	434,946
FNMA	AA+	4.50	07/01/40	2,220,619	2,424,927
FNMA	AA+	4.50	10/01/40	2,683,612	2,907,666
FNMA	AA+	4.50	11/01/40	321,712	340,924
FNMA	AA+	4.50	03/01/41	1,425,358	1,544,737
FNMA	AA+	4.50	06/01/41	432,439	468,656
FNMA	AA+	4.50	08/01/41	1,201,326	1,301,578
FNMA	AA+	4.50	10/01/41	161,280	169,815
FNMA	AA+	4.50	11/01/41	844,032	914,615
FNMA	AA+	4.50	01/01/42	83,032	89,982
FNMA	AA+	4.50	07/01/42	933,472	1,011,557
FNMA	AA+	4.50	03/01/44	1,217,027	1,308,588
FNMA	AA+	4.50	04/01/44	1,844,520	1,998,939
FNMA	AA+	4.50	11/01/47	3,621,732	3,826,888
FNMA	AA+	4.50	11/01/47	3,270,958	3,497,149

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	4.50	11/01/47	4,228,700	4,531,065
FNMA	AA+	5.00	09/01/20	4,836	4,988
FNMA	AA+	5.00	10/01/20	16,401	16,917
FNMA	AA+	5.00	10/01/25	67,507	72,224
FNMA	AA+	5.00	09/01/33	410,151	452,901
FNMA	AA+	5.00	10/01/33	299,944	331,177
FNMA	AA+	5.00	11/01/33	318,522	351,737
FNMA	AA+	5.00	03/01/34	63,185	69,762
FNMA	AA+	5.00	04/01/34	123,751	136,024
FNMA	AA+	5.00	04/01/34	35,138	38,792
FNMA	AA+	5.00	04/01/35	122,059	134,697
FNMA	AA+	5.00	06/01/35	76,120	83,967
FNMA	AA+	5.00	09/01/35	82,816	88,582
FNMA	AA+	5.00	09/01/35	192,328	212,175
FNMA	AA+	5.00	11/25/35	487,902	544,674
FNMA	AA+	5.00	08/01/37	516,005	569,060
FNMA	AA+	5.00	05/01/39	384,696	423,491
FNMA	AA+	5.00	09/25/40	1,221,366	1,268,617
FNMA	AA+	5.50	01/01/24	64,796	69,985
FNMA	AA+	5.50	03/01/24	139,303	150,466
FNMA	AA+	5.50	09/01/25	70,589	76,792
FNMA	AA+	5.50	11/01/26	44,963	48,569
FNMA	AA+	5.50	01/01/27	33,166	35,841
FNMA	AA+	5.50	03/01/33	167,356	180,367
FNMA	AA+	5.50	09/01/33	186,276	207,781
FNMA	AA+	5.50	10/01/33	285,296	318,288
FNMA	AA+	5.50	03/01/34	131,166	148,231
FNMA	AA+	5.50	03/01/34	33,782	36,511
FNMA	AA+	5.50	07/01/34	126,954	140,016
FNMA	AA+	5.50	09/01/34	102,716	113,899
FNMA	AA+	5.50	09/01/34	48,597	53,643
FNMA	AA+	5.50	09/01/34	35,070	37,915
FNMA	AA+	5.50	10/01/34	233,569	263,753
FNMA	AA+	5.50	02/01/35	114,845	129,698
FNMA	AA+	5.50	02/01/35	91,780	103,647
FNMA	AA+	5.50	04/01/35	105,403	118,875
FNMA	AA+	5.50	08/01/35	209,983	235,699
FNMA	AA+	5.50	02/25/37	24,167	26,035
FNMA	AA+	5.50	05/01/38	160,471	174,430
FNMA	AA+	5.50	11/01/38	16,320	17,300
FNMA	AA+	5.50	06/01/48	52,509	58,172
FNMA	AA+	6.00	05/01/23	75,686	83,573
FNMA	AA+	6.00	01/01/25	64,944	71,711
FNMA	AA+	6.00	03/01/28	85,918	94,948
FNMA	AA+	6.00	04/01/32	5,463	6,032
FNMA	AA+	6.00	05/01/32	115,190	132,556
FNMA	AA+	6.00	04/01/33	312,723	349,847
FNMA	AA+	6.00	03/01/36	22,779	25,064
FNMA	AA+	6.00	12/01/36	89,795	103,195
FNMA	AA+	6.00	01/01/37	117,600	135,187
FNMA	AA+	6.00	04/01/37	19,043	20,583
FNMA	AA+	6.00	05/01/37	13,756	14,823
FNMA	AA+	6.00	06/01/37	7,029	7,372
FNMA	AA+	6.00	07/01/37	55,658	63,901
FNMA	AA+	6.00	08/01/37	66,759	76,821
FNMA	AA+	6.00	12/01/37	35,737	41,120
FNMA	AA+	6.00	10/25/44	355,547	409,273
FNMA	AA+	6.00	02/25/47	774,437	894,713
FNMA	AA+	6.00	12/25/49	282,743	324,497
FNMA	AA+	6.50	05/01/32	85,630	95,410
FNMA	AA+	6.50	05/01/32	55,583	61,931
FNMA	AA+	6.50	09/01/36	18,414	21,093

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	6.50	05/01/37	84,641	88,719
FNMA	AA+	6.50	07/01/37	13,739	15,309
FNMA	AA+	6.50	09/01/37	13,359	14,885
FNMA	AA+	6.50	05/01/38	22,414	24,974
FNMA	AA+	7.00	01/25/44	233,453	261,471
FNMA	AA+	7.50	06/01/32	39,776	47,741
FNMA	AA+	8.00	04/01/32	18,258	19,176
FNMA Strip	AA+	3.00	08/25/42	942,957	970,076
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,573,493	1,592,383
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,729,482	1,830,730
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,976,108	2,100,561
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,208,018	1,311,180
GNMA (3)	AA+	2.68	10/16/47	2,000,000	1,998,863
GNMA (3)	AA+	3.00	07/16/36	1,617,340	1,693,263
GNMA (3)	AA+	3.00	03/15/46	4,741,456	4,875,483
GNMA (3)	AA+	3.00	07/15/46	2,681,482	2,762,282
GNMA (3)	AA+	3.50	05/20/31	2,292,283	2,416,314
GNMA (3)	AA+	3.50	02/20/42	1,434,840	1,479,840
GNMA (3)	AA+	3.50	07/15/42	1,518,009	1,597,565
GNMA (3)	AA+	3.50	11/15/42	731,194	761,486
GNMA (3)	AA+	3.50	03/20/45	3,406,171	3,577,857
GNMA (3)	AA+	3.50	05/20/45	2,235,832	2,371,952
GNMA (3)	AA+	3.70	05/15/42	695,849	734,855
GNMA (3)	AA+	4.00	04/15/24	126,284	131,829
GNMA (3)	AA+	4.00	01/20/41	1,166,220	1,236,006
GNMA (3)	AA+	4.00	03/15/41	474,990	507,466
GNMA (3)	AA+	4.00	08/15/41	881,842	941,374
GNMA (3)	AA+	4.00	11/15/41	584,639	637,576
GNMA (3)	AA+	4.00	12/15/41	1,304,509	1,391,544
GNMA (3)	AA+	4.00	08/20/42	875,284	930,029
GNMA (3)	AA+	4.25	04/20/41	644,883	683,565
GNMA (3)	AA+	4.29	04/15/41	268,986	284,885
GNMA (3)	AA+	4.50	06/20/30	26,313	28,032
GNMA (3)	AA+	4.50	09/15/30	472,903	507,687
GNMA (3)	AA+	4.50	06/20/34	256,607	270,509
GNMA (3)	AA+	4.50	09/15/40	749,047	815,405
GNMA (3)	AA+	4.50	10/15/40	957,493	1,054,729
GNMA (3)	AA+	4.50	10/15/40	260,935	283,426
GNMA (3)	AA+	5.00	04/15/39	768,211	863,000
GNMA (3)	AA+	5.00	06/20/39	929,130	1,019,341
GNMA (3)	AA+	5.00	11/15/39	295,537	331,842
GNMA (3)	AA+	5.00	05/15/40	116,298	130,635
GNMA (3)	AA+	5.00	06/20/40	74,750	79,022
GNMA (3)	AA+	5.50	01/15/36	64,588	69,667
GNMA (3)	AA+	6.50	04/15/31	6,423	7,109
GNMA (3)	AA+	6.50	12/15/31	18,354	20,314
GNMA (3)	AA+	6.50	05/15/32	23,588	26,108
GNMA (3)	AA+	7.00	05/15/32	2,438	2,496
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	384,519	397,542

					438,619,024

NON-MORTGAGE-BACKED OBLIGATIONS (1.0%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,961,239
FNMA	AA+	0.00	10/09/19	5,050,000	5,047,361

					16,008,600

CORPORATE DEBT (33.2%)
COMMUNICATION SERVICES (1.2%)
AT&T, Inc.	BBB	3.00	02/15/22	4,000,000	4,081,879
AT&T, Inc.	BBB	3.00	06/30/22	1,000,000	1,021,197
Discovery Communications LLC	BBB-	3.50	06/15/22	5,000,000	5,123,656
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,036,879
Omnicom Group, Inc.	BBB+	4.45	08/15/20	1,800,000	1,835,686
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	5,051,485

					18,150,782

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

CONSUMER DISCRETIONARY (5.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,043,302
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,079,870
Amazon.com, Inc.	AA-	5.20	12/03/25	5,000,000	5,881,173
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	2,071,359
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	726,831
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,044,864
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	4,040,000
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,132,573
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,053,357
Expedia Group, Inc.	BBB	5.95	08/15/20	4,000,000	4,125,761
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,124,624
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,185,690
Harman International Industries, Inc.	A	4.15	05/15/25	5,000,000	5,285,125
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	209,041
Kohl’s Corp.	BBB	3.25	02/01/23	1,804,000	1,825,535
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	2,000,000	2,045,440
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	3,041,126
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,028,537
Mattel, Inc.	B	3.15	03/15/23	2,000,000	1,890,000
Mattel, Inc.	B	4.35	10/01/20	1,000,000	1,007,500
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,047,887
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,171,726
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,372,589
Tapestry, Inc.	BBB-	4.25	04/01/25	2,500,000	2,616,935
Tupperware Brands Corp.	BB+	4.75	06/01/21	4,000,000	4,089,457
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,096,294
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,037,933
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	4,000,000	4,060,000

					83,334,529

CONSUMER STAPLES (1.7%)
Conagra Brands, Inc.	BBB-	4.95	08/15/20	645,000	658,318
Edgewell Personal Care Co.	B+	4.70	05/19/21	4,000,000	4,090,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,170,637
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,300,438
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,874,851
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	2,133,966
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,089,078
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,838,174

					26,155,462

ENERGY (2.6%)
Cameron International Corp.	A+	4.50	06/01/21	3,000,000	3,064,020
Devon Energy Corp.	BBB	5.85	12/15/25	2,500,000	2,971,871
Diamond Offshore Drilling, Inc.	CCC+	3.45	11/01/23	3,000,000	2,242,500
Energen Corp.	BB+	4.63	09/01/21	4,000,000	4,115,000
EQT Corp.	BBB-	4.88	11/15/21	4,000,000	4,103,245
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	5,000,000	5,347,725
Marathon Oil Corp.	BBB	2.80	11/01/22	4,000,000	4,024,968
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,430,172
Murphy Oil Corp.	BB+	4.20	12/01/22	3,525,000	3,569,062
Rowan Cos., Inc.	B-	4.88	06/01/22	4,000,000	3,000,000
SESI LLC	B-	7.13	12/15/21	4,500,000	3,065,625

					38,934,188

FINANCIALS (8.4%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,139,346
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,129,872
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,095,603
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,291,923
American International Group, Inc.	BBB+	3.75	07/10/25	5,000,000	5,280,810
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	5,305,111
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,252,652

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,404,013
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,177,936
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	5,260,253
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,157,721
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,741,112
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,363,624
First Tennessee Bank	BBBu	2.95	12/01/19	5,000,000	5,001,592
Genworth Hldgs., Inc.	B	7.20	02/15/21	1,750,000	1,791,527
Genworth Hldgs., Inc.	B	7.63	09/24/21	1,300,000	1,346,033
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,016,268
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,327,007
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,113,255
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,237,519
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,043,055
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,261,525
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,115,668
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,247,575
Old Republic International Corp.	BBB+	3.88	08/26/26	5,000,000	5,263,806
Pacific LifeCorp.†	A-	6.00	02/10/20	710,000	718,200
People’s United Bank	BBB+	4.00	07/15/24	2,000,000	2,093,626
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,048,894
Reinsurance Group of America, Inc.	A	4.70	09/15/23	1,000,000	1,080,635
Reinsurance Group of America, Inc.	A	5.00	06/01/21	3,000,000	3,135,016
Signet UK Finance PLC	BB-	4.70	06/15/24	5,000,000	4,700,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,579,490
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,252,559
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,807,244
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,549,511
Unum Group	BBB	4.00	03/15/24	5,000,000	5,282,893
Voya Financial, Inc.	BBB+	3.65	06/15/26	5,000,000	5,264,432
Wells Fargo & Co.	BBB+	3.45	02/13/23	4,000,000	4,131,969
Wells Fargo & Co.	BBB+	4.13	08/15/23	1,000,000	1,061,054
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,113,376

					129,183,705

HEALTH CARE (3.0%)
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,653,498
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,039,131
Biogen, Inc.	A-	4.05	09/15/25	2,500,000	2,708,634
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,094,566
Express Scripts Hldg. Co.	A-	3.50	06/15/24	2,000,000	2,088,801
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,169,324
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	2,000,000	2,069,867
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	1,000,000	1,019,847
Medco Health Solutions, Inc.	A-	4.13	09/15/20	3,000,000	3,054,742
Owens & Minor, Inc.	B	3.88	09/15/21	2,200,000	2,134,000
Owens & Minor, Inc.	B	4.38	12/15/24	2,800,000	2,163,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,200,733
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	730,995
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,030,275
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	1,000,000	1,025,156
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	3,000,000	3,107,028
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,096,715

					46,386,312

INDUSTRIALS (0.9%)
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	4,068,490
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	4,220,333
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,000,000	5,383,289

					13,672,112

INFORMATION TECHNOLOGY (3.2%)
Adobe, Inc.	A	4.75	02/01/20	4,000,000	4,034,803
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,445,904
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,042,470

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,157,322
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	287,372
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,126,602
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	5,000,000	5,324,716
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,041,208
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	1,030,712
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	777,050
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,222,323
Keysight Technologies, Inc.	BBB	4.55	10/30/24	5,000,000	5,394,378
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	5,007,759
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	4,149,342
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	1,054,726
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,050,059
Total System Svcs., Inc.	BBB-	3.75	06/01/23	4,000,000	4,163,188

					48,309,934

MATERIALS (3.4%)
Albemarle Corp.	BBB	4.50	12/15/20	2,000,000	2,047,083
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,709,125
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,191,237
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	5,008,643
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,551,391
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	4,000,000	4,010,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	4,150,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,406,692
Methanex Corp.	BB+	5.25	03/01/22	600,000	623,254
Newmont Goldcorp Corp.	BBB	3.50	03/15/22	4,000,000	4,104,135
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,066,516
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,146,710
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	5,343,036
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	4,081,460
Teck Resources Ltd.	BBB-	3.75	02/01/23	1,000,000	1,020,367
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,000,000	3,104,611

					52,564,260

REAL ESTATE (2.0%)
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,146,983
HCP, Inc.	BBB+	3.40	02/01/25	3,750,000	3,888,556
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	4,000,000	4,130,982
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,162,554
Mack-Cali Realty LP	BB	4.50	04/18/22	5,000,000	4,989,909
National Retail Properties, Inc.	BBB+	3.30	04/15/23	1,000,000	1,027,594
National Retail Properties, Inc.	BBB+	3.80	10/15/22	3,000,000	3,114,756
Service Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,757,218
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	500,000	513,313
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	785,271

					30,517,136

UTILITIES (1.3%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,550,639
Exelon Corp.	BBB	5.15	12/01/20	3,000,000	3,080,297
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	1,000,000	1,047,137
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,108,352
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,178,992
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,128,796
SCANA Corp.	BBB	4.75	05/15/21	1,000,000	1,024,068
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,779,502

					19,897,783

TOTAL CORPORATE DEBT					507,106,203

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,433,295	2,857,570

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,455,711,623) 99.2%					1,515,669,364

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	1.57	10/10/19	9,100,000	9,096,435

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,096,435) 0.6%					9,096,435

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		1.15	10/01/19	823,800	823,800

TOTAL TEMPORARY CASH INVESTMENT (Cost: $823,800) 0.1%					823,800

TOTAL INVESTMENTS (Cost: $1,465,631,858) 99.9%					1,525,589,599

OTHER NET ASSETS 0.1%					791,123

NET ASSETS 100.0%					$1,526,380,722

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	34,822,291	51,522,087
Equity Index Fund (25.8%)	9,959,174	43,750,003
International Fund (4.5%)	9,052,502	7,597,204
Mid-Cap Equity Index Fund (4.7%)	3,847,646	8,073,018
Mid-Term Bond Fund (34.6%)	55,324,687	58,724,555

TOTAL INVESTMENTS (Cost: $160,867,080) 100.0%		169,666,867

OTHER NET ASSETS -0.0% (2)		(258)

NET ASSETS 100.0%		$169,666,609

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.5%)	70,987,495	105,031,109
Equity Index Fund (36.3%)	34,062,111	149,632,638
International Fund (9.0%)	43,985,528	36,914,327
Mid-Cap Equity Index Fund (14.3%)	28,072,160	58,900,192
Mid-Term Bond Fund (14.9%)	57,954,174	61,515,632

TOTAL INVESTMENTS (Cost: $360,716,197) 100.0%		411,993,898

OTHER NET ASSETS -0.0% (2)		(542)

NET ASSETS 100.0%		$411,993,356

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.7%)	42,518,465	62,909,131
Equity Index Fund (37.0%)	25,533,775	112,168,214
International Fund (13.7%)	49,402,585	41,460,527
Mid-Cap Equity Index Fund (19.4%)	28,061,825	58,878,507
Small Cap Growth Fund (4.6%)	10,582,455	13,954,681
Small Cap Value Fund (4.6%)	9,778,240	13,802,680

TOTAL INVESTMENTS (Cost: $256,908,452) 100.0%		303,173,740

OTHER NET ASSETS -0.0% (2)		(1,329)

NET ASSETS 100.0%		$303,172,411

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	23,624,290	34,953,839
Equity Index Fund (21.2%)	5,537,045	24,323,881
Mid-Cap Equity Index Fund (5.1%)	2,796,382	5,867,287
Mid-Term Bond Fund (30.0%)	32,391,996	34,382,581
Money Market Fund (13.3%)	12,441,273	15,263,389

TOTAL INVESTMENTS (Cost: $110,315,711) 100.0%		114,790,977

OTHER NET ASSETS -0.0% (2)		(1,690)

NET ASSETS 100.0%		$114,789,287

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	5,306,555	7,851,430
Equity Index Fund (21.6%)	1,267,816	5,569,435
International Fund (2.8%)	863,179	724,413
Mid-Cap Equity Index Fund (7.5%)	925,127	1,941,074
Mid-Term Bond Fund (28.8%)	7,005,976	7,436,514
Money Market Fund (8.9%)	1,858,839	2,280,488

TOTAL INVESTMENTS (Cost: $24,642,175) 100.0%		25,803,354

OTHER NET ASSETS -0.0% (2)		(747)

NET ASSETS 100.0%		$25,802,607

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.7%)	28,124,092	41,611,618
Equity Index Fund (25.0%)	8,251,551	36,248,529
International Fund (3.9%)	6,804,155	5,710,305
Mid-Cap Equity Index Fund (9.7%)	6,674,055	14,003,308
Mid-Term Bond Fund (23.8%)	32,533,525	34,532,808
Money Market Fund (7.2%)	8,448,505	10,364,921
Small Cap Growth Fund (0.9%)	963,121	1,270,031
Small Cap Value Fund (0.8%)	871,865	1,230,700

TOTAL INVESTMENTS (Cost: $136,859,038) 100.0%		144,972,220

OTHER NET ASSETS -0.0% (2)		(2,016)

NET ASSETS 100.0%		$144,970,204

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.3%)	103,186,806	152,672,308
Equity Index Fund (29.4%)	38,796,776	170,431,715
International Fund (6.7%)	46,004,176	38,608,453
Mid-Cap Equity Index Fund (10.7%)	29,663,769	62,239,659
Mid-Term Bond Fund (20.6%)	112,365,134	119,270,308
Money Market Fund (2.4%)	11,330,335	13,900,452
Small Cap Growth Fund (2.0%)	8,748,992	11,536,963
Small Cap Value Fund (1.9%)	7,944,668	11,214,463

TOTAL INVESTMENTS (Cost: $544,341,246) 100.0%		579,874,321

OTHER NET ASSETS -0.0% (2)		(3,547)

NET ASSETS 100.0%		$579,870,774

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	137,260,205	203,086,357
Equity Index Fund (33.8%)	65,868,015	289,353,907
International Fund (8.6%)	87,511,656	73,443,108
Mid-Cap Equity Index Fund (12.6%)	51,231,820	107,493,118
Mid-Term Bond Fund (14.0%)	112,495,942	119,409,155
Small Cap Growth Fund (3.7%)	24,333,442	32,087,584
Small Cap Value Fund (3.5%)	20,988,211	29,626,350

TOTAL INVESTMENTS (Cost: $796,147,248) 100.0%		854,499,579

OTHER NET ASSETS -0.0% (2)		(4,585)

NET ASSETS 100.0%		$854,494,994

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.5%)	110,656,846	163,724,771
Equity Index Fund (36.3%)	62,902,106	276,324,863
International Fund (10.2%)	92,860,245	77,931,846
Mid-Cap Equity Index Fund (17.3%)	62,811,912	131,790,132
Mid-Term Bond Fund (5.6%)	40,634,537	43,131,652
Small Cap Growth Fund (4.7%)	27,014,454	35,622,932
Small Cap Value Fund (4.4%)	23,613,803	33,332,560

TOTAL INVESTMENTS (Cost: $705,733,610) 100.0%		761,858,756

OTHER NET ASSETS -0.0% (2)		(3,918)

NET ASSETS 100.0%		$761,854,838

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.5%)	79,423,492	117,512,774
Equity Index Fund (38.7%)	56,076,826	246,341,853
International Fund (11.9%)	90,622,583	76,053,915
Mid-Cap Equity Index Fund (20.2%)	61,345,764	128,713,902
Small Cap Growth Fund (5.4%)	25,937,455	34,202,736
Small Cap Value Fund (5.3%)	23,824,989	33,630,664

TOTAL INVESTMENTS (Cost: $584,214,022) 100.0%		636,455,844

OTHER NET ASSETS -0.0% (2)		(2,819)

NET ASSETS 100.0%		$636,453,025

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.5%)	47,380,030	70,102,165
Equity Index Fund (39.2%)	46,390,151	203,788,916
International Fund (13.9%)	86,289,441	72,417,378
Mid-Cap Equity Index Fund (20.3%)	50,372,745	105,690,633
Smal Cap Equity Index Fund (0.3%)	1,883,273	1,765,647
Small Cap Growth Fund (6.4%)	25,262,852	33,313,163
Small Cap Value Fund (6.4%)	23,690,082	33,440,233

TOTAL INVESTMENTS (Cost: $474,922,503) 100.0%		520,518,135

OTHER NET ASSETS -0.0% (2)		(2,713)

NET ASSETS 100.0%		$520,515,422

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.4%)	41,923,345	62,028,608
Equity Index Fund (37.7%)	46,588,012	204,658,108
International Fund (14.3%)	92,591,358	77,706,186
Mid-Cap Equity Index Fund (21.5%)	55,726,249	116,923,200
Smal Cap Equity Index Fund (0.3%)	1,830,648	1,716,310
Small Cap Growth Fund (7.5%)	30,777,662	40,585,332
Small Cap Value Fund (7.3%)	27,971,108	39,483,204

TOTAL INVESTMENTS (Cost: $489,480,836) 100.0%		543,100,948

OTHER NET ASSETS -0.0% (2)		(2,972)

NET ASSETS 100.0%		$543,097,976

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.3%)	23,433,875	34,672,106
Equity Index Fund (36.2%)	30,636,229	134,582,964
International Fund (16.0%)	70,970,595	59,561,220
Mid-Cap Equity Index Fund (21.6%)	38,370,900	80,508,709
Smal Cap Equity Index Fund (0.6%)	2,422,175	2,270,890
Small Cap Growth Fund (8.3%)	23,509,947	31,001,673
Small Cap Value Fund (8.0%)	21,008,006	29,654,292

TOTAL INVESTMENTS (Cost: $359,011,811) 100.0%		372,251,854

OTHER NET ASSETS -0.0% (2)		(1,520)

NET ASSETS 100.0%		$372,250,334

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.0%)	7,071,156	10,462,285
Equity Index Fund (34.0%)	9,028,100	39,659,858
International Fund (17.1%)	23,730,949	19,915,914
Mid-Cap Equity Index Fund (21.9%)	12,166,063	25,526,481
Smal Cap Equity Index Fund (0.5%)	567,154	531,731
Small Cap Growth Fund (8.8%)	7,751,133	10,221,124
Small Cap Value Fund (8.7%)	7,225,065	10,198,692

TOTAL INVESTMENTS (Cost: $118,931,326) 100.0%		116,516,085

OTHER NET ASSETS -0.0% (2)		(226)

NET ASSETS 100.0%		$116,515,859

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.1%)	905,881	1,340,316
Equity Index Fund (31.6%)	1,362,810	5,986,735
International Fund (19.9%)	4,479,399	3,759,282
Mid-Cap Equity Index Fund (22.9%)	2,065,544	4,333,865
Smal Cap Equity Index Fund (1.6%)	313,185	293,624
Small Cap Growth Fund (8.7%)	1,255,957	1,656,183
Small Cap Value Fund (8.2%)	1,096,754	1,548,146

TOTAL INVESTMENTS (Cost: $19,151,922) 100.0%		18,918,151

OTHER NET ASSETS -0.0% (2)		(3)

NET ASSETS 100.0%		$18,918,148

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$14,991,422	0.5%
SMALL CAP VALUE FUND	$5,000,000	1.0%
MID-CAP EQUITY INDEX FUND	$19,991,422	1.3%
COMPOSITE FUND	$290,488	0.2%
MID-TERM BOND FUND	$1,801,730	0.3%
BOND FUND	$4,459,312	0.3%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2019, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	533	E-mini S&P 500 Stock Index	P	December 2019	$79,377,025	$776,608	2.5%
ALL AMERICA FUND	7	E-mini S&P 500 Stock Index	P	December 2019	$1,042,475	$10,623	0.4%
MID-CAP EQUITY INDEX FUND	307	E-mini S&P MidCap 400 Stock Index	P	December 2019	$59,496,600	$815,320	3.9%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2019, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value, and Small Cap Growth Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2019. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2019:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock - Indexed	$3,058,701,313	-	-		$3,058,701,313
Short-Term Debt Securities	-	$76,711,981	-		$76,711,981
Temporary Cash Investment	-	$40,409	-		$40,409

	$3,058,701,313	$76,752,390	-		$3,135,453,703

All America Fund
Common Stock - Indexed	$157,468,650	-	-		$157,468,650
Common Stock - Active	$131,478,754	-	$285,375	(b)	$131,764,129
Short-Term Debt Securities - Indexed	-	$4,982	-		$4,982
Short-Term Debt Securities - Active	-	$4,300,000	-		$4,300,000
Temporary Cash Investment	-	$1,424,972	-		$1,424,972

	$288,947,404	$5,729,954	$285,375		$294,962,733

Small Cap Value Fund
Common Stock	$459,386,104	-	$3,206,125	(b)	$462,592,229
Short-Term Debt Securities	-	$23,490,965	-		$23,490,965

	$459,386,104	$23,490,965	$3,206,125		$486,083,194

Small Cap Growth Fund
Common Stock	$524,985,639	-	-	(b)	$524,985,639
Short-Term Debt Securities	-	$17,800,000	-		$17,800,000
Temporary Cash Investment	-	$25,185	-		$25,185

	$524,985,639	$17,825,185	-		$542,810,824

Small Cap Equity Index Fund Fund
Common Stock - Indexed	$28,043,695	-	-		$28,043,695
Temporary Cash Investment	-	$145,573	-		$145,573

	$28,043,695	$145,573	-		$28,189,268

Mid Cap Value Fund
Common Stock	$89,789,890	-	-		$89,789,890
Short-Term Debt Securities	-	$2,100,000	-		$2,100,000
Temporary Cash Investment	-	$30,431	-		$30,431

	$89,789,890	$2,130,431	-		$91,920,321

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,470,353,412	-	-		$1,470,353,412
Short-Term Debt Securities	-	$57,700,191	-		$57,700,191
Temporary Cash Investment	-	$42,625	-		$42,625

	$1,470,353,412	$57,742,816	-		$1,528,096,228

International Fund
Common Stock	$609,003,840	-	-		$609,003,840
Short-Term Debt Securities	-	$17,289,158	-		$17,289,158
Temporary Cash Investment	-	$100,087	-		$100,087

	$609,003,840	$17,389,245	-		$626,393,085

Composite Fund
Common Stock	$106,136,852	-	-		$106,136,852
U.S. Government Debt	-	$30,259,201	-		$30,259,201
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$20,836,824	-		$20,836,824
Long-Term Corporate Debt	-	$21,748,874	-		$21,748,874
Short-Term Debt Securities	-	$5,500,000	-		$5,500,000
Temporary Cash Investment	-	$794,866	-		$794,866

	$106,136,852	$79,139,765	-		$185,276,617

Retirement Income Fund Fund
Common Stock	$114,790,977	-	-		$114,790,977

2010 Retirement Fund Fund
Common Stock	$25,803,354	-	-		$25,803,354

2015 Retirement Fund Fund
Common Stock	$144,972,220	-	-		$144,972,220

2020 Retirement Fund Fund
Common Stock	$579,874,321	-	-		$579,874,321

2025 Retirement Fund Fund
Common Stock	$854,499,579	-	-		$854,499,579

2030 Retirement Fund Fund
Common Stock	$761,858,756	-	-		$761,858,756

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

2035 Retirement Fund Fund
Common Stock	$636,455,844	-	-	$636,455,844

2040 Retirement Fund Fund
Common Stock	$520,518,135	-	-	$520,518,135

2045 Retirement Fund Fund
Common Stock	$543,100,948	-	-	$543,100,948

2050 Retirement Fund Fund
Common Stock	$372,251,854	-	-	$372,251,854

2055 Retirement Fund Fund
Common Stock	$116,516,085	-	-	$116,516,085

2060 Retirement Fund Fund
Common Stock	$18,918,151	-	-	$18,918,151

Conservative Allocation Fund Fund
Common Stock	$169,666,867	-	-	$169,666,867

Moderate Allocation Fund Fund
Common Stock	$411,993,898	-	-	$411,993,898

Aggressive Allocation Fund Fund
Common Stock	$303,173,740	-	-	$303,173,740

Mid-Term Bond Fund
U.S. Government Debt	-	$386,017,437	-	$386,017,437
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$199	-	$199
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$37,322,010	-	$37,322,010
Long-Term Corporate Debt	-	$224,147,373	-	$224,147,373
Short-Term Debt Securities	-	$1,000,000	-	$1,000,000
Temporary Cash Investment	-	$770,894	-	$770,894

	-	$649,257,913	-	$649,257,913

Bond Fund
U.S. Government Debt	-	$551,077,967	-	$551,077,967
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$438,619,024	-	$438,619,024
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$16,008,600	-	$16,008,600
Long-Term Corporate Debt	-	$507,106,203	-	$507,106,203
Sovereign Debt	-	$2,857,570	-	$2,857,570
Short-Term Debt Securities	-	$9,096,435	-	$9,096,435
Temporary Cash Investment	-	$823,800	-	$823,800

	-	$1,525,589,599	-	$1,525,589,599

Other Financial Instruments:*
Equity Index Fund	$776,608	-	-	$776,608
All America Fund	$10,623	-	-	$10,623
Mid-Cap Equity Index Fund	$815,320	-	-	$815,320
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2019
	Balance December 31, 2018(c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales 2019	Balance September 30, 2019(c)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2019
All America Fund - Active Common Stock	$285,375	-	-	-	-	$285,375	30,822
Small Cap Value Fund - Common Stock	$3,206,125 (e)	-	-	-	-	$3,206,125 (e)	347,256
Small Cap Growth Fund - Common Stock	- (d)	-	-	-	-	- (d)	-
Small Cap Equity Index Fund - Common Stock	- (e)	-	-	-	- (e)	-	-

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and unrealized gain (loss).
(e)

Level 3 security Lyondell Basell Industries - contingent value rights, with $0 fair value and unrealized gain (loss). Security has been transferred from Small Cap Equity Index Fund to Small Cap Value Fund during July 2019.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2019 and for the nine months ended September 30, 2019:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and futures contracts	$776,608	$10,623	$815,320

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Operations	Fund	Fund	Fund
		Net realized gain (loss) on:
Futures Contracts	Equity	Futures contracts	$12,095,078	$415,684	$6,072,047
		Change in net unrealized appreciation (depreciation) of:
Futures Contracts	Equity	Futures contracts	$2,385,722	$88,670	$1,000,450

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2019 for each of the funds were as follows:

					Small Cap
	Equity Index	All America	Small Cap	Small Cap	Equity Index
	Fund	Fund	Value Fund	Growth Fund	Fund
Unrealized Appreciation	$1,410,119,812	$95,318,168	$71,780,805	$87,863,380	$1,982,131
Unrealized Depreciation	(94,374,853)	(15,142,782)	(29,687,799)	(35,634,843)	(3,761,388)

Net	$1,315,744,959	$80,175,386	$42,093,006	$52,228,537	(1,779,257)

Cost of Investments	$1,819,708,744	$214,787,347	$443,990,188	$490,582,287	$29,968,525

		Mid-Cap			Retirement
	Mid Cap	Equity Index	International	Composite	Income
	Value Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$23,707,207	$366,422,373	$34,631,683	$28,842,715	$4,707,130
Unrealized Depreciation	(4,407,600)	(109,599,381)	(4,660,079)	(3,056,815)	(933,449)

Net	19,299,607	$256,822,992	$29,971,604	$25,785,900	$3,773,681

Cost of Investments	$72,620,714	$1,271,273,236	$596,421,481	$159,490,717	$111,017,296

	2010	2015	2020	2025	2030
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,200,995	$8,491,273	$38,317,258	$65,623,407	$61,895,707
Unrealized Depreciation	(215,286)	(1,015,696)	(3,535,015)	(7,525,608)	(5,970,892)

Net	985,709	$7,475,577	$34,782,243	$58,097,799	$55,924,815

Cost of Investments	$24,817,645	$137,496,643	$545,092,078	$796,401,780	$705,933,941

	2035	2040	2045	2050	2055
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$57,619,897	$51,187,315	$59,097,978	$22,120,233	$2,507,393
Unrealized Depreciation	(5,525,233)	(5,748,006)	(5,621,864)	(8,967,318)	(4,928,929)

Net	$52,094,664	$45,439,309	$53,476,114	$13,152,915	$(2,421,536)

Cost of Investments	$584,361,180	$475,078,826	$489,624,834	$359,098,939	$118,937,621

	2060	Conservative	Moderate	Aggressive
	Retirement	Allocation	Allocation	Allocation	Mid-Term
	Fund	Fund	Fund	Fund	Bond Fund
Unrealized Appreciation	$180,407	$9,260,396	$51,277,701	$46,719,421	$16,783,271
Unrealized Depreciation	(416,883)	(1,368,552)	(2,070,747)	(2,153,128)	(1,992,576)

Net	$(236,476)	$7,891,844	$49,206,954	$44,566,293	$14,790,695

Cost of Investments	$19,154,627	$161,775,023	$362,786,944	$258,607,447	$634,467,218

	Bond
	Fund
Unrealized Appreciation	$64,766,063
Unrealized Depreciation	(4,639,585)

Net	$60,126,478

Cost of Investments	$1,465,463,121

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts, and other tax-related adjustments.